UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

GUGGENHEIM INVESTMENTS

MF

JUNE 30, 2012

RYDEX FUNDS

SEMI-ANNUAL REPORT

DOMESTIC EQUITY FUNDS

S&P 500 2x STRATEGY FUND

INVERSE S&P 500 2x STRATEGY FUND

NASDAQ-100® 2x STRATEGY FUND

INVERSE NASDAQ-100® 2x STRATEGY FUND

DOW 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

RUSSELL 2000® 2x STRATEGY FUND

INVERSE RUSSELL 2000® 2x STRATEGY FUND

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Guggenheim Investments eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Guggenheim Investments eDelivery you can:

•	View online confirmations and statements at your convenience.

•	Receive email notifications when your most recent confirmations, statements and other account documents are available for review.

•	Access prospectuses, annual reports and semiannual reports online.

;

If you have questions about Guggenheim Investments eDelivery services, contact one of our Shareholder Service Representatives at 800.820.0888.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distri-bution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT shareholders’ fund EXPENSES	5

S&P 500 2x Strategy fund	8

inverse S&P 500 2x Strategy fund	19

nasdaq-100® 2x Strategy fund	25

inverse nasdaq-100® 2x Strategy fund	32

dow 2x Strategy fund	38

inverse dow 2x Strategy fund	44

russell 2000® 2x Strategy fund	50

inverse russell 2000® 2x Strategy fund	74

NOTES TO FINANCIAL STATEMENTS	80

OTHER INFORMATION	88

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	89

guggenheim investments Privacy Policies	92

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index* (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Each of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%– in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	in line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	in line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
S&P 500 2x Strategy Fund
A-Class	1.81%	17.48%	$1,000.00	$1,174.80	$9.79
C-Class	2.56%	17.08%	1,000.00	1,170.80	13.82
H-Class	1.81%	17.39%	1,000.00	1,173.90	9.78
Inverse S&P 500 2x Strategy Fund
A-Class	1.81%	(19.54%)	1,000.00	804.60	8.12
C-Class	2.55%	(19.81%)	1,000.00	801.90	11.42
H-Class	1.81%	(19.42%)	1,000.00	805.80	8.13
NASDAQ-100® 2x Strategy Fund
A-Class	1.85%	30.47%	1,000.00	1,304.70	10.60
C-Class	2.60%	29.89%	1,000.00	1,298.90	14.86
H-Class	1.85%	30.39%	1,000.00	1,303.90	10.60
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.84%	(28.62%)	1,000.00	713.80	7.84
C-Class	2.59%	(29.30%)	1,000.00	707.00	10.99
H-Class	1.84%	(28.63%)	1,000.00	713.70	7.84
Dow 2x Strategy Fund
A-Class	1.84%	11.37%	1,000.00	1,113.70	9.67
C-Class	2.59%	11.03%	1,000.00	1,110.30	13.59
H-Class	1.83%	11.40%	1,000.00	1,114.00	9.62
Inverse Dow 2x Strategy Fund
A-Class	1.83%	(15.16%)	1,000.00	848.40	8.41
C-Class	2.58%	(15.40%)	1,000.00	846.00	11.84
H-Class	1.83%	(15.39%)	1,000.00	846.10	8.40
Russell 2000® 2x Strategy Fund
A-Class	1.91%	14.26%	1,000.00	1,142.60	10.18
C-Class	2.66%	13.89%	1,000.00	1,138.90	14.15
H-Class	1.91%	14.27%	1,000.00	1,142.70	10.18
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.95%	(21.36%)	1,000.00	786.40	8.66
C-Class	2.68%	(21.26%)	1,000.00	787.40	11.91
H-Class	1.95%	(21.65%)	1,000.00	783.50	8.65

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.81%	5.00%	$1,000.00	$1,015.86	$9.07
C-Class	2.56%	5.00%	1,000.00	1,012.13	12.81
H-Class	1.81%	5.00%	1,000.00	1,015.86	9.07
Inverse S&P 500 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.86	9.07
C-Class	2.55%	5.00%	1,000.00	1,012.18	12.76
H-Class	1.81%	5.00%	1,000.00	1,015.86	9.07
NASDAQ-100® 2x Strategy Fund
A-Class	1.85%	5.00%	1,000.00	1,015.66	9.27
C-Class	2.60%	5.00%	1,000.00	1,011.93	13.01
H-Class	1.85%	5.00%	1,000.00	1,015.66	9.27
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.84%	5.00%	1,000.00	1,015.71	9.22
C-Class	2.59%	5.00%	1,000.00	1,011.98	12.96
H-Class	1.84%	5.00%	1,000.00	1,015.71	9.22
Dow 2x Strategy Fund
A-Class	1.84%	5.00%	1,000.00	1,015.71	9.22
C-Class	2.59%	5.00%	1,000.00	1,011.98	12.96
H-Class	1.83%	5.00%	1,000.00	1,015.76	9.17
Inverse Dow 2x Strategy Fund
A-Class	1.83%	5.00%	1,000.00	1,015.76	9.17
C-Class	2.58%	5.00%	1,000.00	1,012.03	12.91
H-Class	1.83%	5.00%	1,000.00	1,015.76	9.17
Russell 2000® 2x Strategy Fund
A-Class	1.91%	5.00%	1,000.00	1,015.37	9.57
C-Class	2.66%	5.00%	1,000.00	1,011.64	13.30
H-Class	1.91%	5.00%	1,000.00	1,015.37	9.57
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.95%	5.00%	1,000.00	1,015.17	9.77
C-Class	2.68%	5.00%	1,000.00	1,011.54	13.40
H-Class	1.95%	5.00%	1,000.00	1,015.17	9.77

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2012

S&P 500 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.5%
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.1%
International Business Machines Corp.	1.0%
General Electric Co.	1.0%
AT&T, Inc.	1.0%
Chevron Corp.	1.0%
Johnson & Johnson	0.9%
Wells Fargo & Co.	0.8%
Coca-Cola Co.	0.8%
Top Ten Total	12.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
S&P 500 2x strategy fund

	Shares	Value

COMMON STOCKS† - 56.9%

Information Technology - 11.3%
Apple, Inc.*	3,284	$1,917,855
Microsoft Corp.	26,373	806,749
International Business Machines Corp.	4,072	796,402
Google, Inc. — Class A*	889	515,682
Intel Corp.	17,743	472,852
Oracle Corp.	13,685	406,445
QUALCOMM, Inc.	6,048	336,753
Cisco Systems, Inc.	18,895	324,427
Visa, Inc. — Class A	1,753	216,723
EMC Corp.*	7,405	189,791
eBay, Inc.*	4,049	170,098
Mastercard, Inc. — Class A	374	160,861
Hewlett-Packard Co.	6,969	140,147
Accenture plc — Class A	2,275	136,704
Texas Instruments, Inc.	4,034	115,735
Automatic Data Processing, Inc.	1,719	95,680
Corning, Inc.	5,356	69,253
Yahoo!, Inc.*	4,297	68,022
Salesforce.com, Inc.*	488	67,470
Dell, Inc.*	5,239	65,592
Cognizant Technology
Solutions Corp. — Class A*	1,075	64,500
Intuit, Inc.	1,039	61,665
Broadcom Corp. — Class A*	1,748	59,082
Adobe Systems, Inc.*	1,750	56,648
Citrix Systems, Inc.*	653	54,813
Applied Materials, Inc.	4,518	51,777
Motorola Solutions, Inc.	1,025	49,313
TE Connectivity Ltd.	1,508	48,120
Teradata Corp.*	591	42,558
NetApp, Inc.*	1,277	40,634
Analog Devices, Inc.	1,053	39,667
Altera Corp.	1,136	38,442
Red Hat, Inc.*	679	38,350
Xerox Corp.	4,749	37,375
Symantec Corp.*	2,540	37,109
Western Union Co.	2,154	36,273
Paychex, Inc.	1,140	35,807
Fiserv, Inc.*	480	34,666
CA, Inc.	1,249	33,835
SanDisk Corp.*	860	31,373
Amphenol Corp. — Class A	571	31,359
Xilinx, Inc.	929	31,187
Juniper Networks, Inc.*	1,864	30,402
NVIDIA Corp.*	2,173	30,031
KLA-Tencor Corp.	593	29,205
Fidelity National Information
Services, Inc.	845	28,798
Autodesk, Inc.*	809	28,307
F5 Networks, Inc.*	272	27,080
Lam Research Corp.*	702	26,493
Linear Technology Corp.	816	25,565
Western Digital Corp.*	821	25,024
VeriSign, Inc.*	554	24,138
BMC Software, Inc.*	557	23,773
Microchip Technology, Inc.	683	22,594
Micron Technology, Inc.*	3,495	22,053
Akamai Technologies, Inc.*	632	20,066
Harris Corp.	400	16,740
Electronic Arts, Inc.*	1,120	13,832
Computer Sciences Corp.	550	13,651
Total System Services, Inc.	563	13,473
Jabil Circuit, Inc.	639	12,991
LSI Corp.*	2,008	12,791
Advanced Micro Devices, Inc.*	2,073	11,878
SAIC, Inc.	971	11,769
Molex, Inc.	484	11,587
FLIR Systems, Inc.	545	10,628
Teradyne, Inc.*	658	9,251
JDS Uniphase Corp.*	814	8,954
Lexmark International, Inc. — Class A	249	6,618
Total Information Technology		8,545,486

Financials - 8.2%
Wells Fargo & Co.	18,747	626,899
Berkshire Hathaway, Inc. — Class B*	6,198	516,479
JPMorgan Chase & Co.	13,429	479,819
Bank of America Corp.	38,010	310,922
Citigroup, Inc.	10,337	283,337
U.S. Bancorp	6,680	214,829
American Express Co.	3,532	205,597
Simon Property Group, Inc.	1,069	166,400
Goldman Sachs Group, Inc.	1,734	166,222
MetLife, Inc.	3,750	115,688
PNC Financial Services Group, Inc.	1,864	113,909
Capital One Financial Corp.	2,045	111,780
American Tower Corp. — Class A	1,385	96,824
Bank of New York Mellon Corp.	4,206	92,322
ACE Ltd.	1,197	88,734
Travelers Companies, Inc.	1,368	87,333
Prudential Financial, Inc.	1,644	79,619
Morgan Stanley	5,368	78,319
State Street Corp.	1,721	76,825
BB&T Corp.	2,463	75,984
BlackRock, Inc. — Class A	447	75,910
American International Group, Inc.*	2,258	72,459
Public Storage	499	72,061
Aflac, Inc.	1,644	70,018
Chubb Corp.	947	68,961
Equity Residential	1,058	65,977
HCP, Inc.	1,479	65,298
Ventas, Inc.	1,023	64,572
Discover Financial Services	1,867	64,561
CME Group, Inc. — Class A	233	62,469
Marsh & McLennan Companies, Inc.	1,920	61,882
Allstate Corp.	1,733	60,811
Boston Properties, Inc.	528	57,219
T. Rowe Price Group, Inc.	898	56,538
Franklin Resources, Inc.	502	55,717
Vornado Realty Trust	650	54,587
Prologis, Inc.	1,620	53,833
Aon plc	1,144	53,516

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
S&P 500 2x strategy fund

	Shares	Value

Charles Schwab Corp.	3,810	$49,263
AvalonBay Communities, Inc.	340	48,103
SunTrust Banks, Inc.	1,900	46,037
Progressive Corp.	2,153	44,847
Loews Corp.	1,075	43,979
Health Care REIT, Inc.	754	43,958
Fifth Third Bancorp	3,240	43,416
Weyerhaeuser Co.	1,895	42,372
Host Hotels & Resorts, Inc.	2,534	40,088
Ameriprise Financial, Inc.	760	39,718
Northern Trust Corp.	848	39,025
M&T Bank Corp.	450	37,157
Invesco Ltd.	1,578	35,663
IntercontinentalExchange, Inc.*	256	34,810
Regions Financial Corp.	4,977	33,595
Principal Financial Group, Inc.	1,057	27,725
Hartford Financial Services Group, Inc.	1,557	27,450
Kimco Realty Corp.	1,430	27,213
SLM Corp.	1,720	27,021
KeyCorp	3,360	26,006
Moody’s Corp.	692	25,293
XL Group plc — Class A	1,093	22,997
NYSE Euronext	894	22,869
Plum Creek Timber Company, Inc.	574	22,788
Lincoln National Corp.	1,009	22,067
Cincinnati Financial Corp.	565	21,510
Comerica, Inc.	698	21,436
Huntington Bancshares, Inc.	3,038	19,443
Unum Group	1,010	19,321
CBRE Group, Inc. — Class A*	1,153	18,863
Torchmark Corp.	339	17,136
Leucadia National Corp.	698	14,846
People’s United Financial, Inc.	1,257	14,594
Apartment Investment &
Management Co. — Class A	498	13,461
Zions Bancorporation	646	12,545
Hudson City Bancorp, Inc.	1,858	11,835
Legg Mason, Inc.	439	11,576
Assurant, Inc.	299	10,417
NASDAQ OMX Group, Inc.	434	9,839
Genworth Financial, Inc. — Class A*	1,734	9,814
First Horizon National Corp.	889	7,690
E*TRADE Financial Corp.*	898	7,220
Federated Investors, Inc. — Class B	324	7,079
Total Financials		6,246,315

Health Care - 6.8%
Johnson & Johnson	9,688	654,520
Pfizer, Inc.	26,410	607,430
Merck & Company, Inc.	10,729	447,936
Abbott Laboratories	5,538	357,035
Bristol-Myers Squibb Co.	5,946	213,759
UnitedHealth Group, Inc.	3,648	213,408
Amgen, Inc.	2,745	200,494
Express Scripts Holding Co.*	2,843	158,725
Eli Lilly & Co.	3,600	154,476
Medtronic, Inc.	3,669	142,101
Gilead Sciences, Inc.*	2,670	136,918
Biogen Idec, Inc.*	848	122,434
Baxter International, Inc.	1,938	103,005
Allergan, Inc.	1,080	99,976
Celgene Corp.*	1,549	99,384
Covidien plc	1,698	90,843
McKesson Corp.	825	77,344
Intuitive Surgical, Inc.*	137	75,869
WellPoint, Inc.	1,168	74,507
Alexion Pharmaceuticals, Inc.*	680	67,524
Thermo Fisher Scientific, Inc.	1,298	67,379
Stryker Corp.	1,144	63,034
Becton Dickinson and Co.	712	53,222
Cardinal Health, Inc.	1,223	51,366
Agilent Technologies, Inc.	1,223	47,991
Aetna, Inc.	1,224	47,454
Cigna Corp.	1,020	44,880
Humana, Inc.	575	44,528
St. Jude Medical, Inc.	1,101	43,941
Cerner Corp.*	508	41,991
Edwards Lifesciences Corp.*	401	41,423
Zimmer Holdings, Inc.	616	39,646
Perrigo Co.	329	38,799
AmerisourceBergen Corp. — Class A	882	34,707
Watson Pharmaceuticals, Inc.*	451	33,369
Quest Diagnostics, Inc.	555	33,245
Forest Laboratories, Inc.*	936	32,751
DaVita, Inc.*	330	32,409
Mylan, Inc.*	1,513	32,333
Laboratory Corporation of
America Holdings*	340	31,487
CR Bard, Inc.	290	31,158
Boston Scientific Corp.*	5,042	28,588
Life Technologies Corp.*	633	28,479
Waters Corp.*	311	24,715
Varian Medical Systems, Inc.*	391	23,761
Hospira, Inc.*	578	20,218
CareFusion Corp.*	778	19,979
DENTSPLY International, Inc.	500	18,905
Coventry Health Care, Inc.	506	16,086
Patterson Companies, Inc.	307	10,582
PerkinElmer, Inc.	400	10,320
Tenet Healthcare Corp.*	1,459	7,645
Total Health Care		5,194,079

Consumer Staples - 6.4%
Coca-Cola Co.	7,955	622,002
Procter & Gamble Co.	9,660	591,674
Philip Morris International, Inc.	6,017	525,043
Wal-Mart Stores, Inc.	6,083	424,107
PepsiCo, Inc.	5,517	389,831
Altria Group, Inc.	7,180	248,069
Kraft Foods, Inc. — Class A	6,251	241,413
CVS Caremark Corp.	4,517	211,080
Colgate-Palmolive Co.	1,687	175,617
Costco Wholesale Corp.	1,520	144,400
Kimberly-Clark Corp.	1,380	115,603
Walgreen Co.	3,042	89,982
General Mills, Inc.	2,278	87,794

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
S&P 500 2x strategy fund

	Shares	Value

Archer-Daniels-Midland Co.	2,322	$68,545
Sysco Corp.	2,069	61,677
HJ Heinz Co.	1,120	60,906
Lorillard, Inc.	456	60,169
Mead Johnson Nutrition Co. —
Class A	714	57,484
Whole Foods Market, Inc.	576	54,904
Reynolds American, Inc.	1,171	52,543
Kroger Co.	1,978	45,870
Estee Lauder Companies, Inc. —
Class A	796	43,079
Kellogg Co.	869	42,868
Hershey Co.	531	38,248
Monster Beverage Corp.*	535	38,092
ConAgra Foods, Inc.	1,469	38,091
Beam, Inc.	560	34,994
Brown-Forman Corp. — Class B	342	33,123
Clorox Co.	454	32,897
Dr Pepper Snapple Group, Inc.	745	32,594
JM Smucker Co.	396	29,906
Coca-Cola Enterprises, Inc.	1,058	29,666
McCormick & Company, Inc.	464	28,142
Avon Products, Inc.	1,518	24,607
Molson Coors Brewing Co. —
Class B	556	23,135
Campbell Soup Co.	620	20,696
Tyson Foods, Inc. — Class A	1,022	19,244
Safeway, Inc.	850	15,428
Constellation Brands, Inc. —
Class A*	549	14,856
Hormel Foods Corp.	482	14,662
Dean Foods Co.*	650	11,070
Total Consumer Staples		4,894,111

Consumer Discretionary - 6.2%
McDonald’s Corp.	3,582	317,115
Walt Disney Co.	6,308	305,939
Comcast Corp. — Class A	9,514	304,163
Amazon.com, Inc.*	1,265	288,864
Home Depot, Inc.	5,403	286,305
News Corp. — Class A	7,431	165,637
Starbucks Corp.	2,678	142,791
Target Corp.	2,335	135,874
Time Warner, Inc.	3,390	130,515
Ford Motor Co.	13,465	129,129
Lowe’s Companies, Inc.	4,153	118,111
Priceline.com, Inc.*	177	117,620
NIKE, Inc. — Class B	1,295	113,675
DIRECTV — Class A*	2,308	112,677
TJX Companies, Inc.	2,610	112,048
Yum! Brands, Inc.	1,619	104,296
Time Warner Cable, Inc.	1,101	90,392
Viacom, Inc. — Class B	1,859	87,410
CBS Corp. — Class B	2,284	74,869
Johnson Controls, Inc.	2,394	66,337
Coach, Inc.	1,010	59,065
Carnival Corp.	1,599	54,798
Bed Bath & Beyond, Inc.*	819	50,614
Macy’s, Inc.	1,457	50,048
Ross Stores, Inc.	792	49,476
Discovery Communications,
Inc. — Class A*	895	48,330
Omnicom Group, Inc.	960	46,656
McGraw-Hill Companies, Inc.	986	44,370
Dollar Tree, Inc.*	818	44,008
VF Corp.	302	40,302
Chipotle Mexican Grill,
Inc. — Class A*	105	39,895
Mattel, Inc.	1,194	38,733
Kohl’s Corp.	848	38,576
Harley-Davidson, Inc.	813	37,178
Starwood Hotels & Resorts
Worldwide, Inc.	698	37,022
O’Reilly Automotive, Inc.*	439	36,775
Limited Brands, Inc.	855	36,363
Marriott International,
Inc. — Class A	927	36,338
Genuine Parts Co.	546	32,897
Ralph Lauren Corp. — Class A	233	32,634
The Gap, Inc.	1,167	31,929
Staples, Inc.	2,435	31,776
AutoZone, Inc.*	85	31,209
Wynn Resorts Ltd.	280	29,041
Nordstrom, Inc.	561	27,876
Family Dollar Stores, Inc.	410	27,257
Wyndham Worldwide Corp.	511	26,950
BorgWarner, Inc.*	408	26,761
Tiffany & Co.	449	23,775
Darden Restaurants, Inc.	458	23,189
CarMax, Inc.*	808	20,960
Best Buy Company, Inc.	976	20,457
Newell Rubbermaid, Inc.	1,023	18,557
Scripps Networks Interactive,
Inc. — Class A	317	18,025
DR Horton, Inc.	980	18,013
Lennar Corp. — Class A	573	17,711
Interpublic Group of
Companies, Inc.	1,562	16,948
H&R Block, Inc.	1,031	16,475
International Game Technology	1,037	16,333
Whirlpool Corp.	265	16,207
Expedia, Inc.	317	15,238
TripAdvisor, Inc.*	331	14,792
Fossil, Inc.*	184	14,083
Hasbro, Inc.	415	14,056
Apollo Group, Inc. — Class A*	375	13,571
Netflix, Inc.*	197	13,489
PulteGroup, Inc.*	1,182	12,647
Gannett Company, Inc.	828	12,196
JC Penney Company, Inc.	511	11,911
Urban Outfitters, Inc.*	386	10,650
Leggett & Platt, Inc.	491	10,375
Goodyear Tire & Rubber Co.*	863	10,192
Cablevision Systems Corp. —
Class A	757	10,061

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
S&P 500 2x strategy fund

	Shares	Value

Harman International
Industries, Inc.	249	$9,860
Abercrombie & Fitch Co. — Class A	286	9,764
Big Lots, Inc.*	222	9,055
GameStop Corp. — Class A	455	8,354
Sears Holdings Corp.*	132	7,880
Washington Post Co. — Class B	19	7,103
DeVry, Inc.	210	6,504
AutoNation, Inc.*	144	5,080
Total Consumer Discretionary		4,744,155

Energy - 6.2%
Exxon Mobil Corp.	16,495	1,411,477
Chevron Corp.	6,963	734,597
Schlumberger Ltd.	4,700	305,077
ConocoPhillips	4,460	249,226
Occidental Petroleum Corp.	2,850	244,445
Apache Corp.	1,380	121,288
Anadarko Petroleum Corp.	1,752	115,982
National Oilwell Varco, Inc.	1,503	96,853
Halliburton Co.	3,260	92,551
EOG Resources, Inc.	948	85,424
Devon Energy Corp.	1,426	82,694
Phillips 66*	2,202	73,195
Spectra Energy Corp.	2,304	66,955
Baker Hughes, Inc.	1,548	63,623
Marathon Oil Corp.	2,485	63,541
Williams Companies, Inc.	2,204	63,519
Kinder Morgan, Inc.	1,783	57,448
Marathon Petroleum Corp.	1,197	53,769
Noble Energy, Inc.	628	53,267
Valero Energy Corp.	1,941	46,875
Hess Corp.	1,073	46,622
Chesapeake Energy Corp.	2,340	43,524
Southwestern Energy Co.*	1,223	39,050
Pioneer Natural Resources Co.	431	38,019
Cameron International Corp.*	870	37,158
Range Resources Corp.	574	35,513
Murphy Oil Corp.	680	34,197
FMC Technologies, Inc.*	840	32,953
Cabot Oil & Gas Corp.	740	29,156
Noble Corp.*	883	28,724
Equities Corp.	528	28,317
CONSOL Energy, Inc.	806	24,374
Peabody Energy Corp.	956	23,441
Denbury Resources, Inc.*	1,379	20,837
QEP Resources, Inc.	630	18,881
Sunoco, Inc.	367	17,433
Helmerich & Payne, Inc.	375	16,305
Nabors Industries Ltd.*	1,028	14,803
Diamond Offshore Drilling, Inc.	245	14,487
Rowan Companies plc — Class A*	437	14,128
Newfield Exploration Co.*	479	14,039
Tesoro Corp.*	494	12,330
WPX Energy, Inc.*	697	11,277
Alpha Natural Resources, Inc.*	778	6,776
Total Energy		4,684,150

Industrials - 6.0%
General Electric Co.	37,371	778,811
United Parcel Service, Inc. — Class B	3,382	266,366
United Technologies Corp.	3,214	242,753
3M Co.	2,448	219,340
Union Pacific Corp.	1,683	200,799
Boeing Co.	2,640	196,152
Caterpillar, Inc.	2,301	195,378
Honeywell International, Inc.	2,750	153,560
Emerson Electric Co.	2,590	120,643
Deere & Co.	1,403	113,461
Danaher Corp.	2,027	105,566
FedEx Corp.	1,113	101,962
Illinois Tool Works, Inc.	1,678	88,750
Tyco International Ltd.	1,623	85,776
Precision Castparts Corp.	511	84,054
General Dynamics Corp.	1,273	83,967
Norfolk Southern Corp.	1,148	82,392
CSX Corp.	3,669	82,039
Lockheed Martin Corp.	933	81,246
Raytheon Co.	1,178	66,663
Cummins, Inc.	677	65,608
Goodrich Corp.	445	56,471
Northrop Grumman Corp.	882	56,263
Waste Management, Inc.	1,619	54,074
PACCAR, Inc.	1,260	49,379
Eaton Corp.	1,191	47,199
Ingersoll-Rand plc	1,052	44,373
Fastenal Co.	1,038	41,842
Parker Hannifin Corp.	536	41,208
WW Grainger, Inc.	210	40,160
Stanley Black & Decker, Inc.	605	38,938
Cooper Industries plc	563	38,385
Dover Corp.	648	34,739
CH Robinson Worldwide, Inc.	573	33,538
Rockwell Automation, Inc.	504	33,294
Roper Industries, Inc.	334	32,926
Fluor Corp.	595	29,357
Republic Services, Inc. — Class A	1,104	29,212
Expeditors International of
Washington, Inc.	747	28,946
Stericycle, Inc.*	295	27,043
L-3 Communications Holdings, Inc.	340	25,163
Southwest Airlines Co.	2,706	24,949
Rockwell Collins, Inc.	504	24,872
Textron, Inc.	986	24,522
Pall Corp.	410	22,472
Flowserve Corp.	192	22,032
Joy Global, Inc.	369	20,933
Iron Mountain, Inc.	606	19,974
Equifax, Inc.	427	19,898
Quanta Services, Inc.*	753	18,125
Masco Corp.	1,256	17,421
Jacobs Engineering Group, Inc.*	453	17,151
Xylem, Inc.	651	16,386
Cintas Corp.	385	14,865
Robert Half International, Inc.	500	14,285

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
S&P 500 2x strategy fund

	Shares	Value

Snap-on, Inc.	200	$12,450
Dun & Bradstreet Corp.	165	11,743
Pitney Bowes, Inc.	704	10,539
Avery Dennison Corp.	370	10,116
RR Donnelley & Sons Co.	635	7,474
Ryder System, Inc.	183	6,590
First Solar, Inc.*	203	3,057
Total Industrials		4,537,650

Utilities - 2.1%
Southern Co.	3,064	141,864
Exelon Corp.	3,002	112,935
Dominion Resources, Inc.	2,018	108,971
Duke Energy Corp.	4,724	108,935
NextEra Energy, Inc.	1,468	101,013
FirstEnergy Corp.	1,470	72,309
American Electric Power
Company, Inc.	1,706	68,069
PG&E Corp.	1,490	67,452
Consolidated Edison, Inc.	1,036	64,429
Progress Energy, Inc.	1,048	63,058
Sempra Energy	846	58,272
Public Service Enterprise
Group, Inc.	1,780	57,850
PPL Corp.	2,041	56,760
Edison International	1,148	53,038
Xcel Energy, Inc.	1,710	48,581
Northeast Utilities	1,107	42,963
Entergy Corp.	629	42,703
DTE Energy Co.	600	35,598
Wisconsin Energy Corp.	814	32,210
CenterPoint Energy, Inc.	1,509	31,191
ONEOK, Inc.	736	31,140
AES Corp.*	2,269	29,111
Ameren Corp.	851	28,543
NiSource, Inc.	1,001	24,775
CMS Energy Corp.	913	21,456
SCANA Corp.	407	19,471
Pinnacle West Capital Corp.	376	19,454
AGL Resources, Inc.	410	15,888
Pepco Holdings, Inc.	800	15,656
Integrys Energy Group, Inc.	268	15,241
NRG Energy, Inc.*	799	13,871
TECO Energy, Inc.	763	13,780
Total Utilities		1,616,587

Materials - 1.9%
EI du Pont de Nemours & Co.	3,305	167,134
Monsanto Co.	1,879	155,544
Dow Chemical Co.	4,212	132,678
Praxair, Inc.	1,052	114,384
Freeport-McMoRan Copper &
Gold, Inc.	3,341	113,828
Newmont Mining Corp.	1,741	84,456
Ecolab, Inc.	1,027	70,380
Air Products & Chemicals, Inc.	745	60,144
Mosaic Co.	1,052	57,608
PPG Industries, Inc.	534	56,668
CF Industries Holdings, Inc.	230	44,560
International Paper Co.	1,534	44,348
Nucor Corp.	1,112	42,145
Sherwin-Williams Co.	296	39,176
Alcoa, Inc.	3,759	32,891
Sigma-Aldrich Corp.	424	31,346
Cliffs Natural Resources, Inc.	500	24,645
FMC Corp.	460	24,601
Eastman Chemical Co.	488	24,581
Ball Corp.	551	22,618
Airgas, Inc.	240	20,162
Vulcan Materials Co.	457	18,147
MeadWestvaco Corp.	608	17,480
International Flavors &
Fragrances, Inc.	279	15,289
Allegheny Technologies, Inc.	382	12,182
Bemis Company, Inc.	366	11,470
Owens-Illinois, Inc.*	580	11,119
Sealed Air Corp.	688	10,623
United States Steel Corp.	499	10,279
Titanium Metals Corp.	286	3,235
Total Materials		1,473,721

Telecommunication Services - 1.8%
AT&T, Inc.	20,674	737,235
Verizon Communications, Inc.	10,022	445,378
CenturyLink, Inc.	2,190	86,483
Crown Castle International Corp.*	910	53,381
Sprint Nextel Corp.*	10,574	34,471
Windstream Corp.	2,078	20,073
Frontier Communications Corp.	3,522	13,489
MetroPCS Communications, Inc.*	1,036	6,268
Total Telecommunication Services		1,396,778
Total Common Stocks
(Cost $38,266,645)		43,333,032

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
S&P 500 2x strategy fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 113.9%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$68,981,809	$68,981,809
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	17,909,723	17,909,723
Total Repurchase Agreements
(Cost $86,891,532)		86,891,532
Total Investments - 170.8%
(Cost $125,158,177)		$130,224,564
Other Assets &
Liabilities, net - (70.8)%		(53,961,923)
Total Net Assets - 100.0%		$76,262,641

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $32,098,963)	473	$1,176,919

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[3]
(Notional Value $65,056,400)	47,760	$1,511,181
Goldman Sachs International
July 2012 S&P 500 Index Swap,
Terminating 07/27/12[3]
(Notional Value $8,787,300)	6,451	213,849
Barclays Bank plc
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[3]
(Notional Value $3,853,322)	2,829	93,784
(Total Notional Value
$77,697,022)		$1,818,814

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 4.
††	Value determined based on Level 2 inputs —See Note 4.
[1]	Repurchase Agreements —See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $38,266,645)	$43,333,032
Repurchase agreements, at value
(cost $86,891,532)	86,891,532
Total investments
(cost $125,158,177)	130,224,564
Segregated cash with broker	7,440,500
Unrealized appreciation on swap agreements	1,818,814
Receivable for swap settlement	1,275,759
Cash	188
Receivables:
Fund shares sold	10,029,274
Variation margin	2,710,957
Dividends	65,567
Interest	539
Total assets	153,566,162
Liabilities:
Payable for:
Fund shares redeemed	77,012,663
Management fees	68,556
Distribution and service fees	25,981
Transfer agent and administrative fees	19,043
Portfolio accounting fees	11,426
Miscellaneous	165,852
Total liabilities	77,303,521
NET ASSETS	$76,262,641
Net assets consist of:
Paid in capital	$136,544,679
Accumulated net investment loss	(552,767)
Accumulated net realized loss on investments	(67,791,391)
Net unrealized appreciation on investments	8,062,120
Net assets	$76,262,641
A-Class:
Net assets	$5,452,017
Capital shares outstanding	177,492
Net asset value per share	$30.72
Maximum offering price per share
(Net asset value divided by 95.25%)	$32.25
C-Class:
Net assets	$12,594,724
Capital shares outstanding	449,379
Net asset value per share	$28.03
H-Class:
Net assets	$58,215,900
Capital shares outstanding	1,894,969
Net asset value per share	$30.72

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$561,817
Interest	32,168
Total investment income	593,985

Expenses:
Management fees	546,073
Transfer agent and administrative fees	151,687
Distribution and service fees:
A-Class	7,726
C-Class	62,201
H-Class	128,411
Portfolio accounting fees	91,013
Registration fees	79,628
Custodian fees	15,444
Trustees’ fees*	5,654
Miscellaneous	58,915
Total expenses	1,146,752
Net investment loss	(552,767)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,353,348
Swap agreements	5,000,129
Futures contracts	1,830,235
Net realized gain	25,183,712
Net change in unrealized appreciation (depreciation) on:
Investments	(12,804,648)
Swap agreements	2,455,889
Futures contracts	1,087,040
Net change in unrealized appreciation (depreciation)	(9,261,719)
Net realized and unrealized gain	15,921,993
Net increase in net assets resulting from operations	$15,369,226

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets from Operations:
Net investment loss	$(552,767)	$(1,102,554)
Net realized gain on investments	25,183,712	3,107,477
Net change in unrealized appreciation (depreciation) on investments	(9,261,719)	(14,409,830)
Net increase (decrease) in net assets resulting from operations	15,369,226	(12,404,907)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,426,817	10,547,070
C-Class	92,507,732	201,678,258
H-Class	3,200,842,638	4,321,567,697
Cost of shares redeemed
A-Class	(2,922,426)	(15,938,654)
C-Class	(92,832,724)	(206,648,444)
H-Class	(3,329,322,228)	(4,274,141,798)
Net increase (decrease) from capital share transactions	(130,300,191)	37,064,129
Net increase (decrease) in net assets	(114,930,965)	24,659,222

Net assets:
Beginning of period	191,193,606	166,534,384
End of period	$76,262,641	$191,193,606
Accumulated net investment loss at end of period	$(552,767)	$—

Capital share activity:
Shares sold
A-Class	47,272	381,959
C-Class	3,353,751	8,153,246
H-Class	106,167,983	155,493,316
Shares redeemed
A-Class	(98,500)	(572,352)
C-Class	(3,358,585)	(8,366,859)
H-Class	(110,937,314)	(153,892,681)
Net increase (decrease) in shares	(4,825,393)	1,196,629

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$26.15	$27.31	$22.03	$15.10	$47.66	$47.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.18)	(.11)	(.03)	.17	.38
Net gain (loss) on investments (realized
and unrealized)	4.69	(.98)	5.39	6.98	(32.65)	.11
Total from investment operations	4.57	(1.16)	5.28	6.95	(32.48)	.49
Less distributions from:
Net investment income	—	—	—	(.02)	(.08)	(.33)
Total distributions	—	—	—	(.02)	(.08)	(.33)
Net asset value, end of period	$30.72	$26.15	$27.31	$22.03	$15.10	$47.66

Total Return[c]	17.48%	(4.21%)	23.92%	46.00%	(68.14%)	0.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,452	$5,982	$11,445	$14,077	$16,149	$18,931
Ratios to average net assets:
Net investment income (loss)	(0.79%)	(0.66%)	(0.47%)	(0.25%)	0.58%	0.77%
Total expenses	1.81%	1.89%	1.78%	1.81%	1.73%	1.70%
Portfolio turnover rate	444%	311%	145%	187%	92%	40%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$23.94	$25.16	$20.44	$14.13	$44.94	$45.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.35)	(.25)	(.14)	(.05)	.01
Net gain (loss) on investments (realized
and unrealized)	4.30	(.87)	4.97	6.47	(30.68)	.12
Total from investment operations	4.09	(1.22)	4.72	6.33	(30.73)	.13
Less distributions from:
Net investment income	—	—	—	(.02)	(.08)	(.33)
Total distributions	—	—	—	(.02)	(.08)	(.33)
Net asset value, end of period	$28.03	$23.94	$25.16	$20.44	$14.13	$44.94

Total Return[c]	17.08%	(4.81%)	23.04%	44.77%	(68.37%)	0.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,595	$10,876	$16,801	$21,325	$32,159	$50,376
Ratios to average net assets:
Net investment income (loss)	(1.52%)	(1.39%)	(1.21%)	(0.99%)	(0.16%)	0.03%
Total expenses	2.56%	2.64%	2.53%	2.57%	2.48%	2.45%
Portfolio turnover rate	444%	311%	145%	187%	92%	40%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500 2x strategy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$26.16	$27.31	$22.03	$15.10	$47.63	$47.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.21)	(.14)	(.07)	.16	.41
Net gain (loss) on investments (realized
and unrealized)	4.69	(.94)	5.42	7.02	(32.61)	.06
Total from investment operations	4.56	(1.15)	5.28	6.95	(32.45)	.47
Less distributions from:
Net investment income	—	—	—	(.02)	(.08)	(.33)
Total distributions	—	—	—	(.02)	(.08)	(.33)
Net asset value, end of period	$30.72	$26.16	$27.31	$22.03	$15.10	$47.63

Total Return[c]	17.39%	(4.21%)	23.97%	46.00%	(68.12%)	0.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$58,216	$174,336	$138,289	$290,100	$110,656	$277,926
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.76%)	(0.61%)	(0.45%)	0.53%	0.81%
Total expenses	1.81%	1.89%	1.78%	1.81%	1.73%	1.70%
Portfolio turnover rate	444%	311%	145%	187%	92%	40%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE S&P 500 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
inverse S&P 500 2x strategy fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 31.5%
Fannie Mae[1]
0.15% due 09/12/12	$15,000,000	$14,997,600
Freddie Mac[1]
0.16% due 01/22/13	15,000,000	14,988,105
Total Federal Agency Discount Notes
(Cost $29,981,772)		29,985,705
FEDERAL AGENCY NOTES†† - 15.8%
Federal Home Loan Bank[2]
0.17% due 02/06/13	15,000,000	14,991,990
Total Federal Agency Notes
(Cost $14,997,521)		14,991,990

REPURCHASE AGREEMENTS††,3 - 52.3%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	34,723,831	34,723,831
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	14,986,888	14,986,888
Total Repurchase Agreements
(Cost $49,710,719)		49,710,719
Total Investments - 99.6%
(Cost $94,690,012)		$94,688,414
Other Assets & Liabilities, net - 0.4%		339,403
Total Net Assets - 100.0%		$95,027,817

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $43,228,413)	637	$(847,544)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
July 2012 S&P 500 Index Swap,
Terminating 07/27/12[5]
(Notional Value $7,161,092)	5,257	$(232,621)
Credit Suisse Capital, LLC
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[5]
(Notional Value $65,214,637)	47,876	(1,589,435)
Barclays Bank plc
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[5]
(Notional Value $74,809,638)	54,920	(1,821,094)
(Total Notional Value
$147,185,367)		$(3,643,150)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse S&P 500 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $44,979,293)	$44,977,695
Repurchase agreements, at value
(cost $49,710,719)	49,710,719
Total investments
(cost $94,690,012)	94,688,414
Segregated cash with broker	10,864,500
Receivables:
Fund shares sold	8,608,024
Interest	10,554
Total assets	114,171,492
Liabilities:
Unrealized depreciation on swap agreements	3,643,150
Payable for:
Fund shares redeemed	13,299,510
Variation margin	1,027,939
Swap settlement	900,171
Management fees	73,732
Distribution and service fees	24,727
Transfer agent and administrative fees	20,481
Portfolio accounting fees	12,289
Miscellaneous	141,676
Total liabilities	19,143,675
NET ASSETS	$95,027,817
Net assets consist of:
Paid in capital	$662,000,776
Accumulated net investment loss	(877,324)
Accumulated net realized loss on investments	(561,603,343)
Net unrealized depreciation on investments	(4,492,292)
Net assets	$95,027,817
A-Class:
Net assets	$4,436,995
Capital shares outstanding	432,885
Net asset value per share	$10.25
Maximum offering price per share
(Net asset value divided by 95.25%)	$10.76
C-Class:
Net assets	$6,886,900
Capital shares outstanding	733,532
Net asset value per share	$9.39
H-Class:
Net assets	$83,703,922
Capital shares outstanding	8,133,913
Net asset value per share	$10.29

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$55,896
Total investment income	55,896

Expenses:
Management fees	452,671
Transfer agent and administrative fees	125,742
Distribution and service fees:
A-Class	5,851
C-Class	30,282
H-Class	112,320
Portfolio accounting fees	75,446
Registration fees	84,191
Custodian fees	11,843
Trustees’ fees*	5,927
Miscellaneous	28,947
Total expenses	933,220
Net investment loss	(877,324)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(9,067,110)
Futures contracts	(7,067,066)
Net realized loss	(16,134,176)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,552)
Swap agreements	(4,261,556)
Futures contracts	(932,441)
Net change in unrealized appreciation (depreciation)	(5,208,549)
Net realized and unrealized loss	(21,342,725)
Net decrease in net assets resulting from operations	$(22,220,049)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

inverse S&P 500 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(877,324)	$(2,670,581)
Net realized loss on investments	(16,134,176)	(24,381,239)
Net change in unrealized appreciation (depreciation) on investments	(5,208,549)	802,055
Net decrease in net assets resulting from operations	(22,220,049)	(26,249,765)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,495,799	22,039,520
C-Class	98,273,962	257,594,595
H-Class	1,653,144,251	3,760,764,762
Cost of shares redeemed
A-Class	(4,033,574)	(20,788,219)
C-Class	(96,740,085)	(257,281,439)
H-Class	(1,623,640,374)	(3,794,996,116)
Net increase (decrease) from capital share transactions	30,499,979	(32,666,897)
Net increase (decrease) in net assets	8,279,930	(58,916,662)

Net assets:
Beginning of period	86,747,887	145,664,549
End of period	$95,027,817	$86,747,887
Accumulated net investment loss at end of period	$(877,324)	$—

Capital share activity:
Shares sold
A-Class	324,241	1,500,170
C-Class	9,944,445	19,255,477
H-Class	151,841,393	254,860,943
Shares redeemed
A-Class	(373,158)	(1,451,085)
C-Class	(9,796,780)	(19,256,137)
H-Class	(149,481,561)	(257,232,763)
Net increase (decrease) in shares	2,458,580	(2,323,395)

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse S&P 500 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$12.74	$15.95	$23.77	$48.14	$29.16	$31.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.27)	(.34)	(.61)	.10	.97
Net gain (loss) on investments (realized
and unrealized)	(2.40)	(2.94)	(7.48)	(23.74)	19.18	(2.27)
Total from investment operations	(2.49)	(3.21)	(7.82)	(24.35)	19.28	(1.30)
Less distributions from:
Net investment income	—	—	—	(.02)	(.30)	(.92)
Total distributions	—	—	—	(.02)	(.30)	(.92)
Net asset value, end of period	$10.25	$12.74	$15.95	$23.77	$48.14	$29.16

Total Return[c]	(19.54%)	(20.13%)	(32.90%)	(50.58%)	66.10%	(3.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,437	$6,138	$6,902	$7,069	$14,897	$15,381
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.84%)	(1.60%)	(1.60%)	0.27%	3.27%
Total expenses	1.81%	1.93%	1.79%	1.80%	1.74%	1.70%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$11.71	$14.75	$22.13	$45.16	$27.56	$29.94
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.34)	(.44)	(.79)	(.15)	.72
Net gain (loss) on investments (realized
and unrealized)	(2.20)	(2.70)	(6.94)	(22.22)	18.05	(2.18)
Total from investment operations	(2.32)	(3.04)	(7.38)	(23.01)	17.90	(1.46)
Less distributions from:
Net investment income	—	—	—	(.02)	(.30)	(.92)
Total distributions	—	—	—	(.02)	(.30)	(.92)
Net asset value, end of period	$9.39	$11.71	$14.75	$22.13	$45.16	$27.56

Total Return[c]	(19.81%)	(20.61%)	(33.35%)	(50.95%)	64.93%	(4.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,887	$6,860	$8,654	$14,720	$17,565	$26,565
Ratios to average net assets:
Net investment income (loss)	(2.44%)	(2.58%)	(2.35%)	(2.39%)	(0.42%)	2.56%
Total expenses	2.55%	2.68%	2.54%	2.59%	2.49%	2.45%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

inverse S&P 500 2x strategy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$12.77	$15.97	$23.79	$48.17	$29.16	$31.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.27)	(.34)	(.60)	.11	.99
Net gain (loss) on investments (realized
and unrealized)	(2.39)	(2.93)	(7.48)	(23.76)	19.20	(2.29)
Total from investment operations	(2.48)	(3.20)	(7.82)	(24.36)	19.31	(1.30)
Less distributions from:
Net investment income	—	—	—	(.02)	(.30)	(.92)
Total distributions	—	—	—	(.02)	(.30)	(.92)
Net asset value, end of period	$10.29	$12.77	$15.97	$23.79	$48.17	$29.16

Total Return[c]	(19.42%)	(20.04%)	(32.87%)	(50.57%)	66.21%	(3.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,704	$73,750	$130,109	$122,431	$177,979	$175,558
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.83%)	(1.61%)	(1.62%)	0.29%	3.32%
Total expenses	1.81%	1.93%	1.79%	1.81%	1.73%	1.71%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	14.5%
Microsoft Corp.	6.8%
Google, Inc. — Class A	4.0%
Oracle Corp.	3.9%
Intel Corp.	3.6%
Amazon.com, Inc.	2.7%
QUALCOMM, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Comcast Corp. — Class A	1.8%
Amgen, Inc.	1.5%
Top Ten Total	43.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 77.3%

Information Technology - 51.9%
Apple, Inc.*	42,302	$24,704,369
Microsoft Corp.	380,070	11,626,341
Google, Inc. — Class A*	11,764	6,823,943
Oracle Corp.	225,084	6,684,995
Intel Corp.	227,612	6,065,859
QUALCOMM, Inc.	77,560	4,318,540
Cisco Systems, Inc.	242,356	4,161,253
eBay, Inc.*	58,417	2,454,098
Texas Instruments, Inc.	51,773	1,485,367
Baidu, Inc. ADR*	12,404	1,426,212
Automatic Data Processing, Inc.	22,127	1,231,588
Dell, Inc.*	79,129	990,695
Yahoo!, Inc.*	55,131	872,724
Cognizant Technology Solutions
Corp. — Class A*	13,775	826,500
Intuit, Inc.	13,286	788,523
Broadcom Corp. — Class A*	22,531	761,548
Adobe Systems, Inc.*	22,442	726,448
Citrix Systems, Inc.*	8,421	706,859
Applied Materials, Inc.	57,987	664,531
Activision Blizzard, Inc.	50,296	603,049
CA, Inc.	21,347	578,290
NetApp, Inc.*	16,421	522,516
Paychex, Inc.	16,397	515,030
Altera Corp.	14,595	493,895
Symantec Corp.*	32,608	476,403
Seagate Technology plc	19,238	475,756
Check Point Software Technologies Ltd.*	9,378	465,055
Fiserv, Inc.*	6,171	445,670
SanDisk Corp.*	11,028	402,301
Xilinx, Inc.	11,944	400,960
Avago Technologies Ltd.	11,035	396,157
NVIDIA Corp.*	27,999	386,946
KLA-Tencor Corp.	7,573	372,970
Autodesk, Inc.*	10,388	363,476
F5 Networks, Inc.*	3,591	357,520
Maxim Integrated Products, Inc.	13,221	338,986
Nuance Communications, Inc.*	13,873	330,455
Linear Technology Corp.	10,415	326,302
VeriSign, Inc.*	7,148	311,438
BMC Software, Inc.*	7,288	311,052
Marvell Technology Group Ltd.	25,927	292,457
Microchip Technology, Inc.	8,758	289,715
Micron Technology, Inc.*	44,770	282,499
Akamai Technologies, Inc.*	8,102	257,239
Lam Research Corp.*	5,436	205,155
Flextronics International Ltd.*	30,550	189,410
Electronic Arts, Inc.*	14,376	177,544
Research In Motion Ltd.*	23,320	172,335
Infosys Ltd. ADR	3,500	157,710
Total Information Technology		88,218,684

Consumer Discretionary - 12.6%
Amazon.com, Inc.*	20,383	4,654,457
Comcast Corp.—Class A	95,450	3,051,536
Starbucks Corp.	34,318	1,829,836
News Corp.—Class A	73,431	1,636,777
Priceline.com, Inc.*	2,253	1,497,164
DIRECTV—Class A*	29,629	1,446,488
Viacom, Inc.—Class B	21,552	1,013,375
Bed Bath & Beyond, Inc.*	10,518	650,012
Ross Stores, Inc.	10,249	640,255
Dollar Tree, Inc.*	10,494	564,577
Mattel, Inc.	15,408	499,836
O’Reilly Automotive, Inc.*	5,705	477,908
Wynn Resorts Ltd.	4,547	471,615
Liberty Interactive Corp.—Class A*	23,963	426,302
Staples, Inc.	31,180	406,899
Garmin Ltd.	9,414	360,462
Sirius XM Radio, Inc.*	171,963	318,132
Virgin Media, Inc.	12,567	306,509
Sears Holdings Corp.*	4,813	287,336
Expedia, Inc.	5,170	248,522
Fossil, Inc.*	2,804	214,618
Apollo Group, Inc.—Class A*	5,437	196,765
Netflix, Inc.*	2,512	171,997
Ctrip.com International Ltd. ADR*	6,674	111,856
Total Consumer Discretionary		21,483,234

Health Care - 8.4%
Amgen, Inc.	35,185	2,569,912
Express Scripts Holding Co.*	36,438	2,034,334
Gilead Sciences, Inc.*	34,262	1,756,955
Biogen Idec, Inc.*	10,837	1,564,646
Celgene Corp.*	19,933	1,278,901
Intuitive Surgical, Inc.*	1,797	995,161
Alexion Pharmaceuticals, Inc.*	8,686	862,520
Cerner Corp.*	7,712	637,474
Vertex Pharmaceuticals, Inc.*	9,549	533,980
Perrigo Co.	4,226	498,372
Mylan, Inc.*	19,394	414,450
Life Technologies Corp.*	8,079	363,474
Henry Schein, Inc.*	4,070	319,454
DENTSPLY International, Inc.	6,413	242,476
Warner Chilcott plc — Class A*	11,328	202,998
Total Health Care		14,275,107

Consumer Staples - 2.0%
Costco Wholesale Corp.	19,601	1,862,095
Whole Foods Market, Inc.	8,305	791,633
Monster Beverage Corp.*	7,970	567,464
Green Mountain Coffee Roasters, Inc.*	7,030	153,113
Total Consumer Staples		3,374,305

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Industrials - 1.4%
PACCAR, Inc.	16,136	$632,370
Fastenal Co.	13,392	539,832
CH Robinson Worldwide, Inc.	7,357	430,604
Expeditors International of Washington,
Inc.	9,609	372,349
Stericycle, Inc.*	3,848	352,746
Total Industrials		2,327,901
Telecommunication Services - 0.7%
Vodafone Group plc ADR	41,488	1,169,132
Materials - 0.3%
Sigma-Aldrich Corp.	5,467	404,175
Randgold Resources Ltd. ADR	2,387	214,854
Total Materials		619,029
Total Common Stocks
(Cost $68,130,977)		$131,467,392

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 6.3%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	$8,135,494	8,135,494
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	2,537,255	2,537,255
Total Repurchase Agreements
(Cost $10,672,749)		10,672,749
Total Investments - 83.6%
(Cost $78,803,726)		$142,140,141
Other Assets & Liabilities, net - 16.4%		27,800,279
Total Net Assets - 100.0%		$169,940,420

		Unrealized
	Units	Gain
FUTURES CONTRACTS PURCHASED†
September 2012 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Value of
Contracts $52,292,240)	1,001	$153,147

EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2012 NASDAQ-100 Index
Swap, Terminating 07/31/12[3]
(Notional Value $103,700,350)	39,645	3,146,926
Credit Suisse Capital, LLC
July 2012 NASDAQ-100 Index
Swap, Terminating 07/31/12[3]
(Notional Value $52,018,249)	19,887	1,579,026
Goldman Sachs International
July 2012 NASDAQ-100 Index
Swap, Terminating 07/27/12[3]
(Notional Value $345,565)	132	9,153
(Total Notional Value
$156,064,164)		$4,735,105

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	The RYDEX Funds semi-annual REPORT | 27

NASDAQ-100® 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $68,130,977)	$131,467,392
Repurchase agreements, at value
(cost $10,672,749)	10,672,749
Total investments
(cost $78,803,726)	142,140,141
Segregated cash with broker	15,892,000
Unrealized appreciation on swap agreements	4,735,105
Receivable for swap settlement	742,089
Cash	6,741
Receivables:
Fund shares sold	12,820,071
Variation margin	223,604
Dividends	82,232
Interest	53
Total assets	176,642,036
Liabilities:
Payable for:
Fund shares redeemed	6,154,252
Management fees	125,746
Distribution and service fees	43,232
Transfer agent and administrative fees	34,930
Portfolio accounting fees	20,958
Miscellaneous	322,498
Total liabilities	6,701,616
NET ASSETS	$169,940,420
Net assets consist of:
Paid in capital	$226,581,876
Accumulated net investment loss	(1,333,202)
Accumulated net realized loss on investments	(123,532,921)
Net unrealized appreciation on investments	68,224,667
Net assets	$169,940,420
A-Class:
Net assets	$5,302,195
Capital shares outstanding	33,930
Net asset value per share	$156.27
Maximum offering price per share
(Net asset value divided by 95.25%)	$164.06
C-Class:
Net assets	$14,406,188
Capital shares outstanding	103,877
Net asset value per share	$138.69
H-Class:
Net assets	$150,232,037
Capital shares outstanding	961,409
Net asset value per share	$156.26

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$885,750
Interest	20,395
Total investment income	906,145

Expenses:
Management fees	1,060,005
Transfer agent and administrative fees	294,445
Distribution and service fees:
A-Class	6,795
C-Class	80,576
H-Class	267,506
Portfolio accounting fees	176,669
Registration fees	125,018
Custodian fees	29,293
Trustees’ fees*	9,044
Miscellaneous	189,996
Total expenses	2,239,347
Net investment loss	(1,333,202)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,367,490
Swap agreements	17,378,715
Futures contracts	5,009,007
Net realized gain	29,755,212
Net change in unrealized appreciation (depreciation) on:
Investments	10,239,638
Swap agreements	5,223,205
Futures contracts	(487,259)
Net change in unrealized appreciation (depreciation)	14,975,584
Net realized and unrealized gain	44,730,796
Net decrease in net assets resulting from operations	$43,397,594

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,333,202)	$(2,753,994)
Net realized gain on investments	29,755,212	2,232,991
Net change in unrealized appreciation (depreciation) on investments	14,975,584	(24,536,197)
Net increase (decrease) in net assets resulting from operations	43,397,594	(25,057,200)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,418,970	7,758,964
C-Class	58,723,995	236,147,951
H-Class	1,852,759,471	3,162,891,812
Cost of shares redeemed
A-Class	(2,770,831)	(11,013,699)
C-Class	(65,075,236)	(240,215,055)
H-Class	(1,857,002,971)	(3,257,167,447)
Net decrease from capital share transactions	(10,946,602)	(101,597,474)
Net increase (decrease) in net assets	32,450,992	(126,654,674)

Net assets:
Beginning of period	137,489,428	264,144,102
End of period	$169,940,420	$137,489,428
Accumulated net investment loss at end of period	$(1,333,202)	$—

Capital share activity:
Shares sold
A-Class	15,077	60,483
C-Class	431,012	2,084,346
H-Class	12,040,015	24,995,303
Shares redeemed
A-Class	(18,366)	(88,547)
C-Class	(476,218)	(2,120,012)
H-Class	(12,055,702)	(25,971,202)
Net decrease in shares	(64,182)	(1,039,629)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NASDAQ-100® 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$119.78	$120.86	$88.62	$40.54	$148.85	$115.35
Income (loss) from investment operations:
Net investment loss[b]	(.83)	(1.62)	(1.08)	(.73)	(.90)	(.50)
Net gain (loss) on investments (realized and unrealized)	37.32	.54	33.32	48.81	(107.41)	34.00
Total from investment operations	36.49	(1.08)	32.24	48.08	(108.31)	33.50
Net asset value, end of period	$156.27	$119.78	$120.86	$88.62	$40.54	$148.85

Total Return[c]	30.47%	(0.89%)	36.37%	118.60%	(72.76%)	29.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,302	$4,458	$7,890	$10,134	$5,835	$19,628
Ratios to average net assets:
Net investment loss	(1.08%)	(1.27%)	(1.15%)	(1.25%)	(0.90%)	(0.36%)
Total expenses	1.85%	1.92%	1.82%	1.85%	1.76%	1.74%
Portfolio turnover rate	147%	164%	121%	78%	50%	107%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$106.78	$108.57	$80.21	$37.03	$137.05	$106.95
Income (loss) from investment operations:
Net investment loss[b]	(1.24)	(2.30)	(1.60)	(1.07)	(1.45)	(1.40)
Net gain (loss) on investments (realized and unrealized)	33.15	.51	29.96	44.25	(98.57)	31.50
Total from investment operations	31.91	(1.79)	28.36	43.18	(100.02)	30.10
Net asset value, end of period	$138.69	$106.78	$108.57	$80.21	$37.03	$137.05

Total Return[c]	29.89%	(1.64%)	35.33%	116.61%	(72.97%)	28.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,406	$15,920	$20,058	$19,475	$13,791	$46,977
Ratios to average net assets:
Net investment loss	(1.83%)	(2.03%)	(1.88%)	(2.02%)	(1.67%)	(1.10%)
Total expenses	2.60%	2.68%	2.57%	2.60%	2.52%	2.49%
Portfolio turnover rate	147%	164%	121%	78%	50%	107%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x strategy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$119.86	$120.94	$88.62	$40.54	$148.85	$115.35
Income (loss) from investment operations:
Net investment loss[b]	(.84)	(1.59)	(1.07)	(.74)	(.80)	(.40)
Net gain (loss) on investments (realized and unrealized)	37.24	.51	33.39	48.82	(107.51)	33.90
Total from investment operations	36.40	(1.08)	32.32	48.08	(108.31)	33.50
Net asset value, end of period	$156.26	$119.86	$120.94	$88.62	$40.54	$148.85

Total Return[c]	30.39%	(0.90%)	36.46%	118.60%	(72.76%)	29.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$150,232	$117,112	$236,196	$193,465	$118,414	$402,788
Ratios to average net assets:
Net investment loss	(1.08%)	(1.24%)	(1.13%)	(1.29%)	(0.90%)	(0.28%)
Total expenses	1.85%	1.92%	1.82%	1.84%	1.77%	1.74%
Portfolio turnover rate	147%	164%	121%	78%	50%	107%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007 - December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

32 | The RYDEX Funds semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

inverse NASDAQ-100® 2x strategy fund

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 35.8%
Federal Home Loan Bank[1]
0.15% due 10/30/12	$15,000,000	$14,995,500
Total Federal Agency Discount Notes
(Cost $14,992,375)		14,995,500

REPURCHASE AGREEMENTS††,2 - 113.0%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	33,938,413	33,938,413
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[3]	13,443,544	13,443,544
Total Repurchase Agreements
(Cost $47,381,957)		47,381,957
Total Investments - 148.8%
(Cost $62,374,332)		$62,377,457
Other Assets & Liabilities, net - (48.8)%		(20,449,502)
Total Net Assets - 100.0%		$41,927,955

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
September 2012 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Value of
Contracts $1,306,000)	25	$1,866

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[4]
(Notional Value $4,988,016)	1,907	$(108,672)
Goldman Sachs International
July 2012 NASDAQ-100 Index Swap,
Terminating 07/27/12[4]
(Notional Value $9,517,602)	3,639	(242,059)
Credit Suisse Capital, LLC
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[4]
(Notional Value $67,352,049)	25,749	(2,044,487)
(Total Notional Value
$81,857,667)		$(2,395,218)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[4]	Total Return based on NASDAQ-100 Index +/– financing at a variable rate. plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

inverse NASDAQ-100® 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $14,992,375)	$14,995,500
Repurchase agreements, at value
(cost $47,381,957)	47,381,957
Total investments
(cost $62,374,332)	62,377,457
Segregated cash with broker	3,942,031
Receivables:
Fund shares sold	6,055,886
Interest	286
Total assets	72,375,660
Liabilities:
Unrealized depreciation on swap agreements	2,395,218
Payable for:
Fund shares redeemed	26,208,648
Swap settlement	1,043,633
Variation margin	666,220
Management fees	39,965
Distribution and service fees	12,391
Transfer agent and administrative fees	11,101
Portfolio accounting fees	6,661
Miscellaneous	63,868
Total liabilities	30,447,705
Net assets	$41,927,955
Net assets consist of:
Paid in capital	$502,431,424
Accumulated net investment loss	(425,463)
Accumulated net realized loss on investments	(457,687,779)
Net unrealized depreciation on investments	(2,390,227)
Net assets	$41,927,955
A-Class:
Net assets	$530,238
Capital shares outstanding	54,355
Net asset value per share	$9.76
Maximum offering price per share
(Net asset value divided by 95.25%)	$10.25
C-Class:
Net assets	$2,022,544
Capital shares outstanding	226,434
Net asset value per share	$8.93
H-Class:
Net assets	$39,375,173
Capital shares outstanding	4,028,931
Net asset value per share	$9.77

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$23,033
Total investment income	23,033

Expenses:
Management fees	215,237
Transfer agent and administrative fees	59,788
Distribution and service fees:
A-Class	993
C-Class	11,131
H-Class	56,012
Portfolio accounting fees	35,873
Registration fees	33,994
Custodian fees	5,571
Trustees’ fees*	2,443
Miscellaneous	27,454
Total expenses	448,496
Net investment loss	(425,463)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)on:
Swap agreements	(12,265,382)
Futures contracts	(873,169)
Net realized loss	(13,138,551)
Net change in unrealized appreciation (depreciation) on:
Investments	(460)
Swap agreements	(2,753,123)
Futures contracts	(22,059)
Net change in unrealized appreciation (depreciation)	(2,775,642)
Net realized and unrealized loss	(15,914,193)
Net decrease in net assets resulting from operations	$(16,339,656)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse NASDAQ-100® 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(425,463)	$(1,094,996)
Net realized loss on investments	(13,138,551)	(16,038,254)
Net change in unrealized appreciation (depreciation) on investments	(2,775,642)	(241,605)
Net decrease in net assets resulting from operations	(16,339,656)	(17,374,855)

Capital share transactions:
Proceeds from sale of shares
A-Class	545,049	8,638,126
C-Class	31,119,042	168,430,185
H-Class	877,826,677	1,751,401,630
Cost of shares redeemed
A-Class	(1,974,453)	(6,982,258)
C-Class	(32,118,722)	(166,791,204)
H-Class	(867,246,974)	(1,745,481,910)
Net increase from capital share transactions	8,150,619	9,214,569
Net decrease in net assets	(8,189,037)	(8,160,286)

Net assets:
Beginning of period	50,116,992	58,277,278
End of period	$41,927,955	$50,116,992
Accumulated net investment loss at end of period	$(425,463)	$—

Capital share activity:
Shares sold
A-Class	53,469	553,832 [1]
C-Class	3,222,952	12,129,627 [1]
H-Class	84,914,897	114,422,071 [1]
Shares redeemed
A-Class	(170,842)	(440,860)[1]
C-Class	(3,319,871)	(12,017,166)[1]
H-Class	(84,075,440)	(114,257,264)[1]
Net increase in shares	625,165	390,240

1 The share activity for the period January 1, 2011 through December 2, 2011 has been restated to reflect 1:4 reverse share split effective December 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

inverse NASDAQ-100® 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$13.66	$17.80	$29.28	$87.68	$47.12	$68.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.28)	(.44)	(.96)	.12	2.04
Net gain (loss) on investments (realized and unrealized)	(3.81)	(3.86)	(11.04)	(57.44)	40.88	(20.84)
Total from investment operations	(3.90)	(4.14)	(11.48)	(58.40)	41.00	(18.80)
Less distributions from:
Net investment income	—	—	—	—	(.44)	(2.96)
Total distributions	—	—	—	—	(.44)	(2.96)
Net asset value, end of period	$9.76	$13.66	$17.80	$29.28	$87.68	$47.12

Total Return[c]	(28.62%)	(23.26%)	(39.21%)	(66.61%)	87.03%	(27.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$530	$2,346	$1,045	$1,282	$3,847	$4,371
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.84%)	(1.66%)	(1.67%)	0.21%	3.49%
Total expenses	1.84%	1.92%	1.82%	1.83%	1.76%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$12.63	$16.52	$27.32	$82.48	$44.68	$66.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.38)	(.52)	(1.12)	(.24)	1.56
Net gain (loss) on investments (realized and unrealized)	(3.58)	(3.51)	(10.28)	(54.04)	38.48	(19.96)
Total from investment operations	(3.70)	(3.89)	(10.80)	(55.16)	38.24	(18.40)
Less distributions from:
Net investment income	—	—	—	—	(.44)	(2.96)
Total distributions	—	—	—	—	(.44)	(2.96)
Net asset value, end of period	$8.93	$12.63	$16.52	$27.32	$82.48	$44.68

Total Return[c]	(29.30%)	(23.55%)	(39.53%)	(66.88%)	85.61%	(27.67%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,023	$4,084	$3,485	$4,879	$8,532	$17,791
Ratios to average net assets:
Net investment income (loss)	(2.50%)	(2.67%)	(2.41%)	(2.39%)	(0.40%)	2.77%
Total expenses	2.59%	2.68%	2.57%	2.59%	2.51%	2.50%
Portfolio turnover rate	—	—	—	—	—	—

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse NASDAQ-100® 2x strategy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$13.70	$17.76	$29.24	$87.56	$47.08	$68.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.29)	(.40)	(.84)	.20	2.08
Net gain (loss) on investments (realized and unrealized)	(3.84)	(3.77)	(11.08)	(57.48)	40.72	(20.88)
Total from investment operations	(3.93)	(4.06)	(11.48)	(58.32)	40.92	(18.80)
Less distributions from:
Net investment income	—	—	—	—	(.44)	(2.96)
Total distributions	—	—	—	—	(.44)	(2.96)
Net asset value, end of period	$9.77	$13.70	$17.76	$29.24	$87.56	$47.08

Total Return[c]	(28.63%)	(22.92%)	(39.26%)	(66.61%)	86.93%	(27.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,375	$43,686	$53,747	$62,049	$110,965	$164,133
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.86%)	(1.66%)	(1.69%)	0.35%	3.52%
Total expenses	1.84%	1.93%	1.82%	1.84%	1.76%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Per share amonts for the years ended December 31, 2007 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect 1:4 reverse share split effective December 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

FUND PROFILE (Unaudited)	June 30, 2012

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performace of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
International Business Machines Corp.	8.4%
Chevron Corp.	4.6%
3M Co.	3.9%
McDonald’s Corp.	3.9%
Caterpillar, Inc.	3.7%
Exxon Mobil Corp.	3.7%
Coca-Cola Co.	3.4%
United Technologies Corp.	3.3%
Boeing Co.	3.2%
Wal-Mart Stores, Inc.	3.0%
Top Ten Total	41.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
dow 2x strategy fund

	Shares	Value
COMMON STOCKS† - 74.2%

Industrials - 15.0%
3M Co.	27,650	$2,477,440
Caterpillar, Inc.	27,650	2,347,762
United Technologies Corp.	27,650	2,088,404
Boeing Co.	27,650	2,054,395
General Electric Co.	27,650	576,226
Total Industrials		9,544,227
Information Technology - 12.5%
International Business Machines Corp.	27,192	5,318,210
Microsoft Corp.	27,650	845,814
Intel Corp.	27,651	736,899
Hewlett-Packard Co.	27,650	556,042
Cisco Systems, Inc.	27,650	474,751
Total Information Technology		7,931,716
Consumer Staples - 11.0%
Coca-Cola Co.	27,650	2,161,953
Wal-Mart Stores, Inc.	27,650	1,927,758
Procter & Gamble Co.	27,650	1,693,563
Kraft Foods, Inc. — Class A	29,960	1,157,055
Total Consumer Staples		6,940,329
Consumer Discretionary - 8.3%
McDonald’s Corp.	27,650	2,447,854
Home Depot, Inc.	27,650	1,465,174
Walt Disney Co.	27,650	1,341,025
Total Consumer Discretionary		5,254,053
Energy - 8.3%
Chevron Corp.	27,650	2,917,075
Exxon Mobil Corp.	27,192	2,326,819
Total Energy		5,243,894
Financials - 7.2%
Travelers Companies, Inc.	27,650	1,765,175
American Express Co.	27,190	1,582,730
JPMorgan Chase & Co.	27,650	987,935
Bank of America Corp.	27,650	226,177
Total Financials		4,562,017
Health Care - 5.8%
Johnson & Johnson	27,650	1,868,034
Merck & Company, Inc.	27,650	1,154,388
Pfizer, Inc.	27,650	635,950
Total Health Care		3,658,372
Telecommunication Services - 3.5%
Verizon Communications, Inc.	27,650	1,228,766
AT&T, Inc.	27,650	985,999
Total Telecommunication Services		2,214,765

Materials - 2.6%
EI du Pont de Nemours & Co.	27,650	1,398,261
Alcoa, Inc.	27,656	241,990
Total Materials		1,640,251
Total Common Stocks
(Cost $46,708,835)		46,989,624

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 45.3%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$23,626,443	23,626,443
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	5,037,464	5,037,464
Total Repurchase Agreements
(Cost $28,663,907)		28,663,907
Total Investments - 119.5%
(Cost $75,372,742)		$75,653,531
Other Assets & Liabilities, net - (19.5)%		(12,355,397)
Total Net Assets - 100.0%		$63,298,134

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2012 Dow Jones Industrial
Average Index Mini Futures
Contracts
(Aggregate Value of
Contracts $44,336,440)	692	$706,200

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
July 2012 Dow Jones Industrial Average
Index Swap, Terminating 07/31/12[3]
(Notional Value $17,844,719)	1,385	$385,074
Goldman Sachs International
July 2012 Dow Jones Industrial Average
Index Swap, Terminating 07/27/12[3]
(Notional Value $10,243,654)	795	276,228
Barclays Bank plc
July 2012 Dow Jones Industrial Average
Index Swap, Terminating 07/31/12[3]
(Notional Value $6,778,771)	526	105,155
(Total Notional Value $34,867,144)		$766,457

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

dow 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $46,708,835)	$46,989,624
Repurchase agreements, at value
(cost $28,663,907)	28,663,907
Total investments
(cost $75,372,742)	75,653,531
Segregated cash with broker	980,000
Unrealized appreciation on swap agreements	766,457
Receivable for swap settlement	94,910
Receivables:
Fund shares sold	31,324,959
Variation margin	569,222
Dividends	5,228
Interest	180
Total assets	109,394,487
Liabilities:
Payable for:
Securities purchased	45,137,072
Fund shares redeemed	876,874
Management fees	25,457
Distribution and service fees	8,690
Transfer agent and administrative fees	7,071
Portfolio accounting fees	4,243
Miscellaneous	36,946
Total liabilities	46,096,353
Net assets	$63,298,134
Net assets consist of:
Paid in capital	$82,952,098
Accumulated net investment loss	(212,336)
Accumulated net realized loss on investments	(21,195,074)
Net unrealized appreciation on investments	1,753,446
Net assets	$63,298,134
A-Class:
Net assets	$4,592,269
Capital shares outstanding	176,815
Net asset value per share	$25.97
Maximum offering price per share
(Net asset value divided by 95.25%)	$27.27
C-Class:
Net assets	$2,506,185
Capital shares outstanding	102,831
Net asset value per share	$24.37
H-Class:
Net assets	$56,199,680
Capital shares outstanding	2,169,320
Net asset value per share	$25.91

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$115,331
Interest	9,692
Total investment income	125,023

Expenses:
Management fees	160,235
Transfer agent and administrative fees	44,510
Distribution and service fees:
A-Class	5,940
C-Class	14,543
H-Class	34,934
Portfolio accounting fees	26,706
Registration fees	19,817
Custodian fees	4,318
Trustees’ fees*	1,478
Miscellaneous	24,878
Total expenses	337,359
Net investment loss	(212,336)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	580,577
Swap agreements	1,036,328
Futures contracts	838,599
Net realized gain	2,455,504
Net change in unrealized appreciation (depreciation) on:
Investments	(1,161,595)
Swap agreements	927,976
Futures contracts	373,778
Net change in unrealized appreciation (depreciation)	140,159
Net realized and unrealized gain	2,595,663
Net increase in net assets resulting from operations	$2,383,327

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

dow 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(212,336)	$(177,928)
Net realized gain on investments	2,455,504	11,731,701
Net change in unrealized appreciation (depreciation) on investments	140,159	(4,970,122)
Net increase in net assets resulting from operations	2,383,327	6,583,651

Distributions to shareholders from:
Net investment income
A-Class	—	(1,026)
C-Class	—	(623)
H-Class	—	(4,308)
Total distributions to shareholders	—	(5,957)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,872,566	7,194,909
C-Class	45,462,855	87,536,343
H-Class	756,436,250	1,303,115,130
Distributions reinvested
A-Class	—	911
C-Class	—	589
H-Class	—	4,133
Cost of shares redeemed
A-Class	(2,029,510)	(7,027,933)
C-Class	(45,699,688)	(88,451,396)
H-Class	(730,199,524)	(1,322,782,149)
Net increase (decrease) from capital share transactions	25,842,949	(20,409,463)
Net increase (decrease) in net assets	28,226,276	(13,831,769)

Net assets:
Beginning of period	35,071,858	48,903,627
End of period	$63,298,134	$35,071,858
Accumulated net investment loss at end of period	$(212,336)	$—

Capital share activity:
Shares sold
A-Class	73,461	319,381
C-Class	1,872,873	4,084,106
H-Class	29,694,706	58,203,935
Shares issued from reinvestment of distributions
A-Class	—	42
C-Class	—	29
H-Class	—	190
Shares redeemed
A-Class	(79,708)	(308,951)
C-Class	(1,886,792)	(4,134,969)
H-Class	(28,739,856)	(58,937,225)
Net increase (decrease) in shares	934,684	(773,462)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

dow 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$23.31	$21.48	$17.53	$12.68	$33.86	$31.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.14)	—[c]	.03	.18	.38
Net gain (loss) on investments (realized
and unrealized)	2.81	1.98	3.95	4.86	(21.27)	1.93
Total from investment operations	2.66	1.84	3.95	4.89	(21.09)	2.31
Less distributions from:
Net investment income	—	(.01)	—	(.02)	(.08)	(.01)
Return of capital	—	—	—	(.02)	(.01)	—
Total distributions	—	(.01)	—	(.04)	(.09)	(.01)
Net asset value, end of period	$25.97	$23.31	$21.48	$17.53	$12.68	$33.86

Total Return[d]	11.37%	8.55%	22.53%	38.54%	(62.28%)	7.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,592	$4,267	$3,708	$5,556	$7,563	$9,824
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(0.63%)	0.02%	0.26%	0.80%	1.09%
Total expenses	1.84%	1.92%	1.81%	1.83%	1.74%	1.71%
Portfolio turnover rate	7,600%	7,150%	108%	148%	30%	148%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[d]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$21.95	$20.41	$16.77	$12.22	$32.91	$30.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.30)	(.14)	(.06)	.01	.14
Net gain (loss) on investments (realized
and unrealized)	2.66	1.85	3.78	4.65	(20.61)	1.87
Total from investment operations	2.42	1.55	3.64	4.59	(20.60)	2.01
Less distributions from:
Net investment income	—	(.01)	—	(.02)	(.08)	(.01)
Return of capital	—	—	—	(.02)	(.01)	—
Total distributions	—	(.01)	—	(.04)	(.09)	(.01)
Net asset value, end of period	$24.37	$21.95	$20.41	$16.77	$12.22	$32.91

Total Return[d]	11.03%	7.58%	21.65%	37.53%	(62.59%)	6.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,506	$2,562	$3,420	$4,652	$5,610	$10,539
Ratios to average net assets:
Net investment income (loss)	(1.97%)	(1.40%)	(0.78%)	(0.48%)	0.07%	0.41%
Total expenses	2.59%	2.67%	2.56%	2.59%	2.49%	2.46%
Portfolio turnover rate	7,600%	7,150%	108%	148%	30%	148%

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

dow 2x strategy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$23.26	$21.45	$17.53	$12.69	$33.90	$31.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.10)	(.02)	.03	.16	.42
Net gain (loss) on investments (realized
and unrealized)	2.79	1.92	3.94	4.85	(21.28)	1.90
Total from investment operations	2.65	1.82	3.92	4.88	(21.12)	2.32
Less distributions from:
Net investment income	—	(.01)	—	(.02)	(.08)	(.01)
Return of capital	—	—	—	(.02)	(.01)	—
Total distributions	—	(.01)	—	(.04)	(.09)	(.01)
Net asset value, end of period	$25.91	$23.26	$21.45	$17.53	$12.69	$33.90

Total Return[d]	11.40%	8.42%	22.36%	38.43%	(62.30%)	7.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,200	$28,243	$41,776	$41,873	$32,737	$45,818
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(0.42%)	(0.11%)	0.23%	0.72%	1.21%
Total expenses	1.83%	1.92%	1.81%	1.83%	1.74%	1.72%
Portfolio turnover rate	7,600%	7,150%	108%	148%	30%	148%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
inverse dow 2x strategy fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 94.6%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$10,036,336	$10,036,336
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	3,449,327	3,449,327
Total Repurchase Agreements
(Cost $13,485,663)		13,485,663
Total Investments - 94.6%
(Cost $13,485,663)		$13,485,663
Other Assets & Liabilities, net - 5.4%		770,526
Total Net Assets - 100.0%		$14,256,189

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 Dow Jones
Industrial Average Index
Mini Futures Contracts
(Aggregate Value of
Contracts $961,050)	15	$(22,219)

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2012 Dow Jones Industrial
Average Index Swap,
Terminating 07/31/12[3]
(Notional Value $5,587,400)	434	$(120,454)
Goldman Sachs International
July 2012 Dow Jones Industrial
Average Index Swap,
Terminating 07/27/12[3]
(Notional Value $6,061,038)	471	(163,507)
Credit Suisse Capital, LLC
July 2012 Dow Jones Industrial
Average Index Swap,
Terminating 07/31/12[3]
(Notional Value $16,007,857)	1,243	(345,435)
(Total Notional Value
$27,656,295)		$(629,396)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

Inverse dow 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Repurchase agreements, at value
(cost $13,485,663)	$13,485,663
Segregated cash with broker	1,542,500
Receivables:
Fund shares sold	284,616
Interest	82
Total assets	15,312,861
Liabilities:
Unrealized depreciation on swap agreements	629,396
Payable for:
Fund shares redeemed	304,350
Swap settlement	32,319
Variation margin	24,448
Management fees	17,572
Distribution and service fees	5,553
Transfer agent and administrative fees	4,881
Portfolio accounting fees	2,929
Miscellaneous	35,224
Total liabilities	1,056,672
NET ASSETS	$14,256,189
Net assets consist of:
Paid in capital	$70,496,681
Accumulated net investment loss	(241,426)
Accumulated net realized loss on investments	(55,347,451)
Net unrealized depreciation on investments	(651,615)
Net assets	$14,256,189
A-Class:
Net assets	$970,826
Capital shares outstanding	88,520
Net asset value per share	$10.97
Maximum offering price per share
(Net asset value divided by 95.25%)	$11.52
C-Class:
Net assets	$859,066
Capital shares outstanding	83,682
Net asset value per share	$10.27
H-Class:
Net assets	$12,426,297
Capital shares outstanding	1,136,003
Net asset value per share	$10.94

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$12,796
Total investment income	12,796

Expenses:
Management fees	122,497
Transfer agent and administrative fees	34,027
Distribution and service fees:
A-Class	1,908
C-Class	6,227
H-Class	30,562
Portfolio accounting fees	20,416
Registration fees	20,668
Custodian fees	3,268
Trustees’ fees*	1,434
Miscellaneous	13,215
Total expenses	254,222
Net investment loss	(241,426)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,748,846)
Futures contracts	(1,293,605)
Net realized loss	(3,042,451)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(770,607)
Futures contracts	(26,674)
Net change in unrealized appreciation (depreciation)	(797,281)
Net realized and unrealized loss	(3,839,732)
Net decrease in net assets resulting from operations	$(4,081,158)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse dow 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(241,426)	$(648,627)
Net realized loss on investments	(3,042,451)	(1,893,932)
Net change in unrealized appreciation (depreciation) on investments	(797,281)	243,098
Net decrease in net assets resulting from operations	(4,081,158)	(2,299,461)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,293,962	6,292,035
C-Class	26,444,569	50,643,163
H-Class	552,497,488	1,083,400,474
Cost of shares redeemed
A-Class	(2,119,400)	(5,577,016)
C-Class	(26,613,579)	(50,265,078)
H-Class	(547,203,248)	(1,096,879,809)
Net increase (decrease) from capital share transactions	4,299,792	(12,386,231)
Net increase (decrease) in net assets	218,634	(14,685,692)

Net assets:
Beginning of period	14,037,555	28,723,247
End of period	$14,256,189	$14,037,555
Accumulated net investment loss at end of period	$(241,426)	$—

Capital share activity:
Shares sold
A-Class	115,016	412,243
C-Class	2,451,082	3,534,115
H-Class	48,080,204	69,710,282
Shares redeemed
A-Class	(183,224)	(353,486)
C-Class	(2,469,936)	(3,524,046)
H-Class	(47,776,544)	(70,296,847)
Net increase (decrease) in shares	216,598	(517,739)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

inverse dow 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$12.94	$17.89	$25.80	$46.96	$30.59	$35.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.29)	(.38)	(.68)	(.17)	1.09
Net gain (loss) on investments (realized
and unrealized)	(1.87)	(4.66)	(7.53)	(20.41)	16.59	(4.41)
Total from investment operations	(1.97)	(4.95)	(7.91)	(21.09)	16.42	(3.32)
Less distributions from:
Net investment income	—	—	—	—	(.05)	(1.47)
Net realized gains	—	—	—	(.07)	—	—
Total distributions	—	—	—	(.07)	(.05)	(1.47)
Net asset value, end of period	$10.97	$12.94	$17.89	$25.80	$46.96	$30.59

Total Return[c]	(15.16%)	(27.68%)	(30.70%)	(44.92%)	53.68%	(9.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$971	$2,027	$1,752	$1,984	$3,889	$2,201
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.85%)	(1.65%)	(1.69%)	(0.41%)	3.36%
Total expenses	1.83%	1.92%	1.81%	1.83%	1.75%	1.70%
Portfolio turnover rate	—	—	—	—	—	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$12.15	$16.94	$24.62	$45.18	$29.65	$34.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.38)	(.52)	(.97)	(.32)	.80
Net gain (loss) on investments (realized
and unrealized)	(1.75)	(4.41)	(7.16)	(19.52)	15.90	(4.28)
Total from investment operations	(1.88)	(4.79)	(7.68)	(20.49)	15.58	(3.48)
Less distributions from:
Net investment income	—	—	—	—	(.05)	(1.47)
Net realized gains	—	—	—	(.07)	—	—
Total distributions	—	—	—	(.07)	(.05)	(1.47)
Net asset value, end of period	$10.27	$12.15	$16.94	$24.62	$45.18	$29.65

Total Return[c]	(15.40%)	(28.34%)	(31.19%)	(45.36%)	52.55%	(9.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$859	$1,245	$1,567	$2,091	$3,600	$5,233
Ratios to average net assets:
Net investment income (loss)	(2.49%)	(2.60%)	(2.40%)	(2.40%)	(0.86%)	2.54%
Total expenses	2.58%	2.67%	2.56%	2.54%	2.49%	2.45%
Portfolio turnover rate	—	—	—	—	—	—

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse dow 2x strategy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$12.93	$17.90	$25.81	$46.97	$30.59	$35.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.29)	(.38)	(.63)	(.06)	1.10
Net gain (loss) on investments (realized and
unrealized)	(1.89)	(4.68)	(7.53)	(20.46)	16.49	(4.42)
Total from investment operations	(1.99)	(4.97)	(7.91)	(21.09)	16.43	(3.32)
Less distributions from:
Net investment income	—	—	—	—	(.05)	(1.47)
Net realized gains	—	—	—	(.07)	—	—
Total distributions	—	—	—	(.07)	(.05)	(1.47)
Net asset value, end of period	$10.94	$12.93	$17.90	$25.81	$46.97	$30.59

Total Return[c]	(15.39%)	(27.77%)	(30.65%)	(44.91%)	53.71%	(9.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,426	$10,765	$25,404	$34,994	$33,528	$37,138
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.85%)	(1.66%)	(1.70%)	(0.15%)	3.39%
Total expenses	1.83%	1.92%	1.81%	1.83%	1.74%	1.70%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

FUND PROFILE (Unaudited)	June 30, 2012

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Pharmacyclics, Inc.	0.1%
Cepheid, Inc.	0.1%
Questcor Pharmaceuticals, Inc.	0.1%
HMS Holdings Corp.	0.1%
athenahealth, Inc.	0.1%
Vivus, Inc.	0.1%
Woodward, Inc.	0.1%
United Natural Foods, Inc.	0.1%
Dril-Quip, Inc.	0.1%
Hexcel Corp.	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

COMMON STOCKS† - 39.5%

Financials - 8.4%
Highwoods Properties, Inc.	787	$26,484
LaSalle Hotel Properties	908	26,458
Starwood Property Trust, Inc.	1,237	26,361
Omega Healthcare Investors, Inc.	1,124	25,290
Hancock Holding Co.	812	24,716
Two Harbors Investment Corp.	2,287	23,694
Invesco Mortgage Capital, Inc.	1,233	22,613
Ocwen Financial Corp.*	1,144	21,484
Alterra Capital Holdings Ltd.	910	21,248
Prosperity Bancshares, Inc.	503	21,140
Colonial Properties Trust	940	20,813
RLJ Lodging Trust	1,140	20,668
Susquehanna Bancshares, Inc.	2,000	20,599
Entertainment Properties Trust	499	20,514
Washington Real Estate Investment Trust	704	20,029
Healthcare Realty Trust, Inc.	827	19,716
FirstMerit Corp.	1,171	19,344
First American Financial Corp.	1,130	19,166
DuPont Fabros Technology, Inc.	649	18,535
American Realty Capital Trust, Inc.	1,690	18,455
DiamondRock Hospitality Co.	1,788	18,238
Stifel Financial Corp.*	573	17,706
CNO Financial Group, Inc.	2,258	17,613
UMB Financial Corp.	340	17,418
CYS Investments, Inc.	1,238	17,047
Trustmark Corp.	686	16,793
Apollo Investment Corp.	2,164	16,621
Webster Financial Corp.	767	16,613
DCT Industrial Trust, Inc.	2,627	16,550
Texas Capital Bancshares, Inc.*	408	16,479
FNB Corp.	1,491	16,207
Iberiabank Corp.	319	16,094
EastGroup Properties, Inc.	301	16,043
Umpqua Holdings Corp.	1,192	15,687
Sovran Self Storage, Inc.	310	15,528
RLI Corp.	226	15,413
CubeSmart	1,314	15,334
Glimcher Realty Trust	1,485	15,178
Prospect Capital Corp.	1,298	14,785
BancorpSouth, Inc.	1,010	14,665
Westamerica Bancorporation	297	14,015
Cash America International, Inc.	318	14,004
Sunstone Hotel Investors, Inc.*	1,274	14,001
Platinum Underwriters Holdings Ltd.	367	13,983
United Bankshares, Inc.	539	13,949
Capstead Mortgage Corp.	1,001	13,924
Medical Properties Trust, Inc.	1,440	13,853
Cathay General Bancorp	839	13,852
Wintrust Financial Corp.	389	13,810
Potlatch Corp.	426	13,606
ARMOUR Residential REIT, Inc.	1,896	13,481
Primerica, Inc.	499	13,339
National Health Investors, Inc.	261	13,290
PS Business Parks, Inc.	196	13,273
Pebblebrook Hotel Trust	558	13,007
National Penn Bancshares, Inc.	1,318	12,613
Sun Communities, Inc.	285	12,608
MB Financial, Inc.	585	12,601
Knight Capital Group, Inc. — Class A*	1,046	12,489
Strategic Hotels & Resorts, Inc.*	1,928	12,455
Equity One, Inc.	582	12,339
First Cash Financial Services, Inc.*	305	12,251
Northwest Bancshares, Inc.	1,043	12,214
Old National Bancorp	1,007	12,094
Ezcorp, Inc. — Class A*	510	11,964
First Industrial Realty Trust, Inc.*	948	11,964
Glacier Bancorp, Inc.	766	11,865
LTC Properties, Inc.	324	11,755
Community Bank System, Inc.	425	11,526
First Financial Bankshares, Inc.	331	11,439
Montpelier Re Holdings Ltd.	534	11,369
Education Realty Trust, Inc.	1,014	11,235
International Bancshares Corp.	568	11,087
Greenhill & Company, Inc.	310	11,052
Acadia Realty Trust	471	10,918
CVB Financial Corp.	937	10,916
Lexington Realty Trust	1,269	10,748
Financial Engines, Inc.*	495	10,618
PHH Corp.*	603	10,541
Redwood Trust, Inc.	839	10,471
Symetra Financial Corp.	823	10,387
MarketAxess Holdings, Inc.	389	10,363
Anworth Mortgage Asset Corp.	1,462	10,307
Selective Insurance Group, Inc.	582	10,133
First Financial Bancorp	627	10,019
Provident Financial Services, Inc.	641	9,839
Hersha Hospitality Trust — Class A	1,828	9,652
PrivateBancorp, Inc. — Class A	648	9,564
Enstar Group Ltd.*	96	9,498
Alexander’s, Inc.	22	9,484
American Capital Mortgage Investment Corp.	388	9,265
Bank of the Ozarks, Inc.	308	9,265
Astoria Financial Corp.	929	9,104
Government Properties Income Trust	400	9,048
BBCN Bancorp, Inc.*	827	9,006
Pennsylvania Real Estate Investment Trust	597	8,943
First Midwest Bancorp, Inc.	803	8,817
Fifth Street Finance Corp.	881	8,792
PennyMac Mortgage Investment Trust	442	8,721
Solar Capital Ltd.	390	8,681
DFC Global Corp.*	467	8,607
American Assets Trust, Inc.	353	8,560
Park National Corp.	121	8,440
Franklin Street Properties Corp.	773	8,178
Argo Group International Holdings Ltd.	276	8,079
Columbia Banking System, Inc.	425	7,999
Amtrust Financial Services, Inc.	265	7,873
Tower Group, Inc.	371	7,743
BlackRock Kelso Capital Corp.	789	7,701
World Acceptance Corp.*	117	7,699
PacWest Bancorp	324	7,669

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

NBT Bancorp, Inc.	354	$7,643
Cousins Properties, Inc.	980	7,595
Greenlight Capital Re Ltd. — Class A*	296	7,524
First Commonwealth Financial Corp.	1,118	7,524
Boston Private Financial Holdings, Inc.	838	7,483
NorthStar Realty Finance Corp.	1,425	7,439
Citizens Republic Bancorp, Inc.*	430	7,366
Horace Mann Educators Corp.	421	7,359
Pinnacle Financial Partners, Inc.*	373	7,277
Infinity Property & Casualty Corp.	126	7,266
Walter Investment Management Corp.	309	7,243
CreXus Investment Corp.	712	7,241
Home BancShares, Inc.	235	7,186
Investors Real Estate Trust	909	7,181
Credit Acceptance Corp.*	85	7,177
Evercore Partners, Inc. — Class A	306	7,157
Investors Bancorp, Inc.*	471	7,107
American Equity Investment Life Holding Co.	642	7,068
Western Alliance Bancorporation*	742	6,945
Oritani Financial Corp.	481	6,922
Inland Real Estate Corp.	818	6,855
Sabra Health Care REIT, Inc.	400	6,844
Cohen & Steers, Inc.	197	6,798
Associated Estates Realty Corp.	454	6,787
Brookline Bancorp, Inc.	751	6,646
Hudson Pacific Properties, Inc.	380	6,616
Independent Bank Corp.	226	6,601
Triangle Capital Corp.	288	6,561
Retail Opportunity Investments Corp.	539	6,500
Banco Latinoamericano de Comercio Exterior S.A.	303	6,493
First Potomac Realty Trust	542	6,379
Chemical Financial Corp.	295	6,343
PennantPark Investment Corp.	605	6,262
FelCor Lodging Trust, Inc.*	1,323	6,218
BGC Partners, Inc. — Class A	1,052	6,175
Ramco-Gershenson Properties Trust	490	6,159
Colony Financial, Inc.	353	6,107
Main Street Capital Corp.	252	6,098
Employers Holdings, Inc.	337	6,079
Dynex Capital, Inc.	584	6,062
Hercules Technology Growth Capital, Inc.	534	6,056
KBW, Inc.	366	6,021
Chesapeake Lodging Trust	347	5,975
Nelnet, Inc. — Class A	255	5,865
iStar Financial, Inc.*	901	5,811
MGIC Investment Corp.*	2,013	5,797
National Financial Partners Corp.*	432	5,789
Green Dot Corp. — Class A*	260	5,751
S&T Bancorp, Inc.	309	5,707
SCBT Financial Corp.	160	5,640
ViewPoint Financial Group, Inc.	359	5,615
Coresite Realty Corp.	215	5,551
PICO Holdings, Inc.*	247	5,535
Safety Insurance Group, Inc.	135	5,486
TrustCo Bank Corp. NY	998	5,449
Sterling Financial Corp.*	281	5,308
Navigators Group, Inc.*	106	5,305
Kennedy-Wilson Holdings, Inc.	376	5,268
WesBanco, Inc.	247	5,251
Universal Health Realty Income Trust	126	5,233
City Holding Co.	155	5,222
State Bank Financial Corp.*	343	5,200
Virtus Investment Partners, Inc.*	64	5,184
Getty Realty Corp.	269	5,151
Berkshire Hills Bancorp, Inc.	234	5,148
Apollo Residential Mortgage, Inc.	261	5,032
Monmouth Real Estate Investment Corp. — Class A	429	5,028
AMERISAFE, Inc.*	193	5,008
Community Trust Bancorp, Inc.	148	4,957
HFF, Inc. — Class A*	352	4,907
Duff & Phelps Corp. — Class A	337	4,887
Ashford Hospitality Trust, Inc.	572	4,822
Resource Capital Corp.	904	4,818
Oriental Financial Group, Inc.	433	4,798
Urstadt Biddle Properties, Inc. — Class A	240	4,745
Forestar Group, Inc.*	369	4,727
Lakeland Financial Corp.	176	4,722
Meadowbrook Insurance Group, Inc.	536	4,711
Radian Group, Inc.	1,417	4,662
Maiden Holdings Ltd.	534	4,635
United Fire Group, Inc.	214	4,565
Sandy Spring Bancorp, Inc.	253	4,554
Flagstone Reinsurance Holdings S.A.	568	4,550
Flushing Financial Corp.	325	4,430
Dime Community Bancshares, Inc.	332	4,412
Hilltop Holdings, Inc.*	426	4,392
Excel Trust, Inc.	363	4,341
Banner Corp.	198	4,338
Nationstar Mortgage Holdings, Inc.*	200	4,304
Southside Bancshares, Inc.	187	4,204
Simmons First National Corp. — Class A	180	4,185
Renasant Corp.	265	4,163
WisdomTree Investments, Inc.*	620	4,073
Piper Jaffray Cos.*	172	4,030
West Coast Bancorp*	205	4,028
Citizens, Inc.*	411	4,007
Tejon Ranch Co.*	140	4,007
TICC Capital Corp.	404	3,919
TowneBank	279	3,906
Cardinal Financial Corp.	314	3,856
Epoch Holding Corp.	169	3,850
Investment Technology Group, Inc.*	418	3,846
Tompkins Financial Corp.	102	3,843
First Merchants Corp.	308	3,838
First Busey Corp.	793	3,830
United Community Banks, Inc.*	442	3,788
Winthrop Realty Trust	309	3,757
MCG Capital Corp.	815	3,749
Heartland Financial USA, Inc.	156	3,744
Washington Trust Bancorp, Inc.	152	3,706
AG Mortgage Investment Trust, Inc.	172	3,696
STAG Industrial, Inc.	253	3,689
ICG Group, Inc.*	397	3,672
NewStar Financial, Inc.*	278	3,603

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Wilshire Bancorp, Inc.*	656	$3,595
Saul Centers, Inc.	83	3,558
Hanmi Financial Corp.*	339	3,553
First Financial Corp.	122	3,538
Rockville Financial, Inc.	305	3,529
1st Source Corp.	156	3,526
Safeguard Scientifics, Inc.*	225	3,483
Campus Crest Communities, Inc.	332	3,449
WSFS Financial Corp.	84	3,394
eHealth, Inc.*	206	3,319
MVC Capital, Inc.	255	3,302
Capital Southwest Corp.	32	3,291
Sterling Bancorp	328	3,273
National Western Life Insurance Co. — Class A	23	3,264
Rouse Properties, Inc.*	240	3,252
Cedar Realty Trust, Inc.	643	3,247
Ameris Bancorp*	256	3,226
Central Pacific Financial Corp.*	228	3,219
OneBeacon Insurance Group Ltd. — Class A	240	3,125
Union First Market Bankshares Corp.	216	3,121
SY Bancorp, Inc.	129	3,090
Great Southern Bancorp, Inc.	112	3,089
Netspend Holdings, Inc.*	335	3,079
GAMCO Investors, Inc. — Class A	69	3,063
StellarOne Corp.	244	3,045
Lakeland Bancorp, Inc.	289	3,040
FBL Financial Group, Inc. — Class A	108	3,025
Beneficial Mutual Bancorp, Inc.*	350	3,021
Apollo Commercial Real Estate Finance, Inc.	186	2,989
First BanCorp*	750	2,970
Stewart Information Services Corp.	193	2,963
Univest Corporation of Pennsylvania	179	2,959
CapLease, Inc.	711	2,951
Kite Realty Group Trust	591	2,949
Hudson Valley Holding Corp.	162	2,932
Taylor Capital Group, Inc.*	176	2,885
Eagle Bancorp, Inc.*	183	2,882
Bancorp, Inc.*	305	2,882
German American Bancorp, Inc.	140	2,870
Camden National Corp.	78	2,856
BancFirst Corp.	68	2,850
INTL FCStone, Inc.*	147	2,844
Federal Agricultural Mortgage Corp. — Class C	106	2,780
Summit Hotel Properties, Inc.	329	2,754
Provident New York Bancorp	361	2,740
Arrow Financial Corp.	113	2,731
Agree Realty Corp.	120	2,656
Westwood Holdings Group, Inc.	71	2,645
Territorial Bancorp, Inc.	116	2,641
OmniAmerican Bancorp, Inc.*	123	2,636
GFI Group, Inc.	735	2,617
Peoples Bancorp, Inc.	119	2,616
EverBank Financial Corp.*	240	2,609
Trico Bancshares	168	2,587
Bryn Mawr Bank Corp.	122	2,571
First Connecticut Bancorp, Inc.	190	2,565
MainSource Financial Group, Inc.	216	2,555
FXCM, Inc. — Class A	216	2,540
Cowen Group, Inc. — Class A*	935	2,487
Financial Institutions, Inc.	147	2,481
Global Indemnity plc — Class A*	122	2,471
Republic Bancorp, Inc. — Class A	111	2,470
RAIT Financial Trust	532	2,458
Citizens & Northern Corp.	129	2,457
First Interstate Bancsystem, Inc. — Class A	172	2,449
Virginia Commerce Bancorp, Inc.*	290	2,445
Franklin Financial Corp.*	148	2,435
Heritage Financial Corp.	165	2,417
Select Income REIT*	100	2,376
First of Long Island Corp.	82	2,376
United Financial Bancorp, Inc.	165	2,373
First Community Bancshares, Inc.	164	2,367
Calamos Asset Management, Inc. — Class A	205	2,347
Golub Capital BDC, Inc.	155	2,339
CoBiz Financial, Inc.	373	2,335
Centerstate Banks, Inc.	323	2,309
Presidential Life Corp.	233	2,290
Phoenix Companies, Inc.*	1,235	2,285
Washington Banking Co.	164	2,280
Medley Capital Corp.	189	2,276
One Liberty Properties, Inc.	119	2,241
Pacific Capital Bancorp*	49	2,241
Northfield Bancorp, Inc.	157	2,231
National Bankshares, Inc.	74	2,229
Terreno Realty Corp.	147	2,221
CNB Financial Corp.	136	2,218
Diamond Hill Investment Group, Inc.	28	2,192
State Auto Financial Corp.	156	2,192
Bank Mutual Corp.	495	2,183
OceanFirst Financial Corp.	152	2,183
Baldwin & Lyons, Inc. — Class B	93	2,161
Encore Bancshares, Inc.*	104	2,146
BofI Holding, Inc.*	108	2,134
Chatham Lodging Trust	148	2,113
Bank of Marin Bancorp	57	2,110
Manning & Napier, Inc. — Class A	148	2,106
Westfield Financial, Inc.	288	2,102
Bridge Bancorp, Inc.	89	2,100
Doral Financial Corp.*	1,369	2,054
Enterprise Financial Services Corp.	187	2,050
Ames National Corp.	87	2,000
Arlington Asset Investment Corp. — Class A	92	1,997
Medallion Financial Corp.	188	1,997
1st United Bancorp, Inc.*	318	1,975
GSV Capital Corp.*	210	1,953
Gladstone Commercial Corp.	117	1,949
Southwest Bancorp, Inc.*	206	1,938
Fox Chase Bancorp, Inc.	134	1,935
Parkway Properties, Inc.	169	1,933
Edelman Financial Group, Inc.	220	1,914
Home Loan Servicing Solutions Ltd.	142	1,903
First Financial Holdings, Inc.	176	1,887
American National Bankshares, Inc.	80	1,885
SeaBright Holdings, Inc.	211	1,876

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Thomas Properties Group, Inc.	340	$1,850
First Defiance Financial Corp.	108	1,849
MetroCorp Bancshares, Inc.*	170	1,814
American Safety Insurance Holdings Ltd.*	96	1,800
Solar Senior Capital Ltd.	106	1,791
Gladstone Capital Corp.	227	1,791
Metro Bancorp, Inc.*	148	1,780
National Interstate Corp.	66	1,755
Western Asset Mortgage Capital Corp.*	90	1,754
Home Federal Bancorp, Inc.	167	1,754
Alliance Financial Corp.	51	1,751
Preferred Bank/Los Angeles CA*	130	1,737
Gladstone Investment Corp.	235	1,737
Pacific Continental Corp.	194	1,721
Guaranty Bancorp*	810	1,709
Oppenheimer Holdings, Inc. — Class A	108	1,698
THL Credit, Inc.	126	1,697
Ladenburg Thalmann Financial Services, Inc.*	1,097	1,689
BankFinancial Corp.	224	1,687
Kohlberg Capital Corp.	232	1,684
SWS Group, Inc.*	312	1,663
Mercantile Bank Corp.*	90	1,661
Mission West Properties, Inc.	192	1,655
First California Financial Group, Inc.*	240	1,651
Park Sterling Corp.*	346	1,630
NGP Capital Resources Co.	227	1,607
Bridge Capital Holdings*	99	1,599
Bank of Kentucky Financial Corp.	60	1,598
Kearny Financial Corp.	164	1,589
Fidus Investment Corp.	104	1,578
West Bancorporation, Inc.	165	1,569
Penns Woods Bancorp, Inc.	39	1,553
Peapack Gladstone Financial Corp.	100	1,551
Kansas City Life Insurance Co.	44	1,548
First Bancorp, Inc.	91	1,547
Whitestone REIT — Class B	111	1,533
Walker & Dunlop, Inc.*	118	1,516
MidWestOne Financial Group, Inc.	70	1,505
Northrim BanCorp, Inc.	70	1,504
AV Homes, Inc.*	102	1,487
Center Bancorp, Inc.	132	1,485
UMH Properties, Inc.	138	1,481
Kaiser Federal Financial Group, Inc.	100	1,478
First Bancorp	166	1,476
ESB Financial Corp.	111	1,465
Marlin Business Services Corp.	88	1,442
Bar Harbor Bankshares	40	1,440
Merchants Bancshares, Inc.	52	1,433
FNB United Corp.*	110	1,429
Heritage Commerce Corp.*	218	1,417
Homeowners Choice, Inc.	80	1,408
Suffolk Bancorp*	108	1,401
Ares Commercial Real Estate Corp.	80	1,398
Nicholas Financial, Inc.	108	1,385
First Financial Northwest, Inc.*	170	1,380
HomeStreet, Inc.*	43	1,376
New York Mortgage Trust, Inc.	190	1,341
First Pactrust Bancorp, Inc.	111	1,316
Sierra Bancorp	132	1,307
New Mountain Finance Corp.	92	1,305
Consolidated-Tomoka Land Co.	45	1,295
Zillow, Inc. — Class A*	33	1,275
SI Financial Group, Inc.	110	1,265
Harris & Harris Group, Inc.*	330	1,254
Meridian Interstate Bancorp, Inc.*	90	1,253
Farmers National Banc Corp.	200	1,246
Gramercy Capital Corporation*	490	1,225
FBR & Co.*	437	1,210
C&F Financial Corp.	30	1,205
Home Bancorp, Inc.*	70	1,199
MidSouth Bancorp, Inc.	85	1,197
Eastern Insurance Holdings, Inc.	70	1,190
Seacoast Banking Corporation of Florida*	784	1,184
Heritage Oaks Bancorp*	210	1,170
Peoples Federal Bancshares, Inc.*	70	1,169
Artio Global Investors, Inc. — Class A	334	1,169
Heritage Financial Group, Inc.	90	1,158
Hallmark Financial Services*	148	1,154
Horizon Technology Finance Corp.	70	1,154
Provident Financial Holdings, Inc.	100	1,153
BSB Bancorp, Inc.*	90	1,148
Sun Bancorp, Inc.*	425	1,148
Gyrodyne Company of America, Inc.*	10	1,143
Crawford & Co. — Class B	279	1,141
Donegal Group, Inc. — Class A	83	1,102
JMP Group, Inc.	171	1,057
Horizon Bancorp	40	1,052
Access National Corp.	80	1,048
ESSA Bancorp, Inc.	96	1,037
Middleburg Financial Corp.	60	1,020
Century Bancorp, Inc. — Class A	34	1,011
Enterprise Bancorp, Inc.	61	1,000
Cape Bancorp, Inc.*	120	997
NASB Financial, Inc.*	50	993
EMC Insurance Group, Inc.	48	970
Clifton Savings Bancorp, Inc.	91	947
FX Alliance, Inc.*	60	943
Independence Holding Co.	92	906
Capital City Bank Group, Inc.	121	892
TCP Capital Corp.	60	868
Fidelity Southern Corp.	100	864
Resource America, Inc. — Class A	130	829
Regional Management Corp.*	50	823
Gain Capital Holdings, Inc.	155	773
Pacific Mercantile Bancorp*	110	760
MicroFinancial, Inc.	90	729
First Marblehead Corp.*	618	723
Tree.com, Inc.*	60	686
Universal Insurance Holdings, Inc.	198	675
Charter Financial Corp.	69	669
Roma Financial Corp.	78	665
Hingham Institution for Savings	10	605
Investors Title Co.	10	569
Fortegra Financial Corp.*	67	536

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

CIFC Corp.*	68	$501
Pzena Investment Management, Inc. — Class A	107	474
Berkshire Bancorp, Inc.*	50	440
California First National Bancorp	23	361
Cascade Bancorp*	60	356
Capital Bank Corp.*	153	349
First Federal Bancshares of Arkansas, Inc.*	40	324
Waterstone Financial, Inc.*	80	304
Green Bankshares, Inc.*	130	216
Crescent Financial Bancshares, Inc.*	30	136
Total Financials		2,609,515
Information Technology - 6.9%
Parametric Technology Corp.*	1,271	26,639
Wright Express Corp.*	419	25,860
Ultimate Software Group, Inc.*	283	25,220
CommVault Systems, Inc.*	477	23,644
CoStar Group, Inc.*	284	23,060
Aspen Technology, Inc.*	993	22,988
ADTRAN, Inc.	682	20,591
Cirrus Logic, Inc.*	687	20,528
QLIK Technologies, Inc.*	909	20,107
Cymer, Inc.*	332	19,572
FEI Co.*	404	19,328
ACI Worldwide, Inc.*	425	18,789
MAXIMUS, Inc.	361	18,681
Convergys Corp.	1,240	18,315
Aruba Networks, Inc.*	1,195	17,985
Microsemi Corp.*	951	17,584
Ciena Corp.*	1,060	17,352
Hittite Microwave Corp.*	339	17,330
Semtech Corp.*	703	17,097
Arris Group, Inc.*	1,204	16,748
Quest Software, Inc.*	594	16,543
Sourcefire, Inc.*	318	16,345
MKS Instruments, Inc.	564	16,317
Anixter International, Inc.	300	15,914
3D Systems Corp.*	462	15,772
CACI International, Inc. — Class A*	285	15,680
VirnetX Holding Corp.*	444	15,651
Fair Isaac Corp.	365	15,432
Universal Display Corp.*	427	15,345
Plantronics, Inc.	453	15,130
ViaSat, Inc.*	399	15,070
Mentor Graphics Corp.*	992	14,880
International Rectifier Corp.*	740	14,793
Cavium, Inc.*	528	14,784
Finisar Corp.*	975	14,586
Intersil Corp. — Class A	1,360	14,484
Cognex Corp.	454	14,370
QLogic Corp.*	1,040	14,237
Veeco Instruments, Inc.*	414	14,225
NETGEAR, Inc.*	410	14,149
Cardtronics, Inc.*	468	14,138
ValueClick, Inc.*	858	14,062
Progress Software Corp.*	668	13,941
InterDigital, Inc.	472	13,929
DealerTrack Holdings, Inc.*	453	13,639
Comverse Technology, Inc.*	2,330	13,561
JDA Software Group, Inc.*	453	13,450
OSI Systems, Inc.*	208	13,175
Sapient Corp.	1,308	13,172
j2 Global, Inc.	495	13,078
Tellabs, Inc.	3,900	12,987
Littelfuse, Inc.	227	12,914
Tyler Technologies, Inc.*	318	12,831
Liquidity Services, Inc.*	250	12,798
RF Micro Devices, Inc.*	2,968	12,614
VistaPrint N.V.*	390	12,597
Entegris, Inc.*	1,462	12,485
Acxiom Corp.*	818	12,360
Heartland Payment Systems, Inc.	410	12,333
Blackbaud, Inc.	479	12,296
MicroStrategy, Inc. — Class A*	93	12,077
Power Integrations, Inc.	302	11,265
Stratasys, Inc.*	226	11,198
Coherent, Inc.*	257	11,128
LivePerson, Inc.*	582	11,093
WebMD Health Corp. — Class A*	540	11,075
TiVo, Inc.*	1,326	10,966
Monster Worldwide, Inc.*	1,290	10,965
OpenTable, Inc.*	240	10,802
Plexus Corp.*	373	10,519
Synaptics, Inc.*	357	10,221
Syntel, Inc.	167	10,137
TriQuint Semiconductor, Inc.*	1,798	9,889
Manhattan Associates, Inc.*	216	9,873
SYNNEX Corp.*	285	9,830
Euronet Worldwide, Inc.*	539	9,228
Advent Software, Inc.*	336	9,109
Unisys Corp.*	465	9,091
Bankrate, Inc.*	492	9,048
SS&C Technologies Holdings, Inc.*	359	8,975
Standard Microsystems Corp.*	242	8,927
ScanSource, Inc.*	291	8,916
RealPage, Inc.*	382	8,847
Ultratech, Inc.*	276	8,694
NIC, Inc.	684	8,687
Benchmark Electronics, Inc.*	617	8,607
Tessera Technologies, Inc.	555	8,530
Integrated Device Technology, Inc.*	1,516	8,520
Ancestry.com, Inc.*	308	8,479
Cornerstone OnDemand, Inc.*	354	8,429
BroadSoft, Inc.*	291	8,427
EarthLink, Inc.	1,131	8,415
NetScout Systems, Inc.*	388	8,377
Kenexa Corp.*	288	8,361
Infinera Corp.*	1,174	8,030
Electronics for Imaging, Inc.*	490	7,963
Insight Enterprises, Inc.*	471	7,927
Take-Two Interactive Software, Inc.*	830	7,851
Loral Space & Communications, Inc.	113	7,611
FARO Technologies, Inc.*	180	7,574
OmniVision Technologies, Inc.*	559	7,468
Websense, Inc.*	396	7,417

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Cabot Microelectronics Corp.	252	$7,361
ServiceSource International, Inc.*	530	7,341
Diodes, Inc.*	383	7,189
LogMeIn, Inc.*	235	7,172
Sanmina-SCI Corp.*	865	7,084
Rogers Corp.*	177	7,011
RealD, Inc.*	467	6,986
ATMI, Inc.*	336	6,912
Tangoe, Inc.*	321	6,841
Web.com Group, Inc.*	372	6,815
Verint Systems, Inc.*	230	6,787
Rambus, Inc.*	1,173	6,733
Bottomline Technologies, Inc.*	372	6,715
MTS Systems Corp.	173	6,669
Emulex Corp.*	926	6,667
Brooks Automation, Inc.	706	6,665
GT Advanced Technologies, Inc.*	1,262	6,663
Monotype Imaging Holdings, Inc.*	394	6,607
Digital River, Inc.*	389	6,465
Volterra Semiconductor Corp.*	275	6,449
Monolithic Power Systems, Inc.*	323	6,418
Active Network, Inc.*	416	6,402
comScore, Inc.*	381	6,271
CSG Systems International, Inc.*	361	6,238
ExlService Holdings, Inc.*	250	6,160
Pegasystems, Inc.	186	6,134
Angie’s List, Inc.*	379	6,003
Ebix, Inc.	300	5,985
iGATE Corp.*	346	5,889
Constant Contact, Inc.*	328	5,865
Guidewire Software, Inc.*	207	5,821
Badger Meter, Inc.	155	5,820
Park Electrochemical Corp.	222	5,745
Advanced Energy Industries, Inc.*	428	5,744
Mantech International Corp. — Class A	244	5,727
Comtech Telecommunications Corp.	200	5,716
Rofin-Sinar Technologies, Inc.*	300	5,679
Spansion, Inc. — Class A*	514	5,644
Synchronoss Technologies, Inc.*	292	5,393
Black Box Corp.	187	5,367
Ixia*	446	5,361
MEMC Electronic Materials, Inc.*	2,460	5,338
Harmonic, Inc.*	1,251	5,329
TTM Technologies, Inc.*	565	5,317
Entropic Communications, Inc.*	942	5,313
Blucora, Inc.*	426	5,248
Measurement Specialties, Inc.*	161	5,234
Forrester Research, Inc.	150	5,079
Quantum Corp.*	2,500	5,075
Global Cash Access Holdings, Inc.*	701	5,054
Procera Networks, Inc.*	207	5,032
Micrel, Inc.	517	4,927
Newport Corp.*	406	4,880
Super Micro Computer, Inc.*	307	4,869
Sonus Networks, Inc.*	2,262	4,863
Cray, Inc.*	396	4,784
Accelrys, Inc.*	587	4,749
Lattice Semiconductor Corp.*	1,259	4,746
Responsys, Inc.*	385	4,666
TNS, Inc.*	260	4,664
DTS, Inc.*	176	4,590
Dice Holdings, Inc.*	486	4,564
InvenSense, Inc. — Class A*	393	4,441
Opnet Technologies, Inc.	164	4,361
Ceva, Inc.*	246	4,332
Interactive Intelligence Group, Inc.*	152	4,288
Mercury Computer Systems, Inc.*	328	4,241
Ellie Mae, Inc.*	233	4,194
Higher One Holdings, Inc.*	342	4,179
EPIQ Systems, Inc.	341	4,177
Amkor Technology, Inc.*	850	4,148
United Online, Inc.	966	4,077
Vocus, Inc.*	218	4,055
Brightpoint, Inc.*	741	4,009
Intermec, Inc.*	643	3,987
PROS Holdings, Inc.*	235	3,953
Photronics, Inc.*	643	3,922
TeleTech Holdings, Inc.*	245	3,920
Nanometrics, Inc.*	252	3,871
Cass Information Systems, Inc.	95	3,824
OCZ Technology Group, Inc.*	715	3,790
Perficient, Inc.*	336	3,773
Move, Inc.*	414	3,772
Checkpoint Systems, Inc.*	433	3,771
Applied Micro Circuits Corp.*	658	3,764
Stamps.com, Inc.*	150	3,701
Internap Network Services Corp.*	566	3,685
Silicon Image, Inc.*	888	3,676
Actuate Corp.*	528	3,659
Jive Software, Inc.*	174	3,652
GSI Group, Inc.*	314	3,598
SPS Commerce, Inc.*	118	3,585
Demand Media, Inc.*	320	3,584
LTX-Credence Corp.*	522	3,497
SciQuest, Inc.*	192	3,448
CTS Corp.	366	3,448
Extreme Networks*	1,001	3,443
Calix, Inc.*	418	3,436
FormFactor, Inc.*	528	3,416
MIPS Technologies, Inc. — Class A*	509	3,395
CIBER, Inc.*	776	3,345
MoneyGram International, Inc.*	228	3,329
Methode Electronics, Inc.	391	3,327
QuinStreet, Inc.*	352	3,260
Electro Rent Corp.	200	3,246
Power-One, Inc.*	711	3,214
Exar Corp.*	392	3,199
Glu Mobile, Inc.*	572	3,175
Sycamore Networks, Inc.*	218	3,165
Zygo Corp.*	177	3,161
Anaren, Inc.*	158	3,097
Imperva, Inc.*	106	3,055
PLX Technology, Inc.*	480	3,048
Rudolph Technologies, Inc.*	347	3,026

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

IXYS Corp.*	266	$2,971
STEC, Inc.*	378	2,948
Saba Software, Inc.*	317	2,942
Fabrinet*	234	2,937
Integrated Silicon Solution, Inc.*	291	2,936
Digi International, Inc.*	279	2,857
Kemet Corp.*	475	2,855
Electro Scientific Industries, Inc.	241	2,849
Oplink Communications, Inc.*	203	2,747
NVE Corp.*	51	2,741
Deltek, Inc.*	234	2,712
Cohu, Inc.	265	2,692
Daktronics, Inc.	389	2,688
Virtusa Corp.*	201	2,683
Envestnet, Inc.*	222	2,664
Symmetricom, Inc.*	443	2,654
LeCroy Corp.*	180	2,567
PDF Solutions, Inc.*	260	2,566
Seachange International, Inc.*	308	2,535
Keynote Systems, Inc.	169	2,510
Computer Task Group, Inc.*	166	2,488
Globecomm Systems, Inc.*	245	2,484
Kopin Corp.*	717	2,466
XO Group, Inc.*	278	2,466
EasyLink Services International Corp. — Class A*	340	2,462
VASCO Data Security International, Inc.*	298	2,438
Inphi Corp.*	250	2,370
Avid Technology, Inc.*	318	2,363
Multi-Fineline Electronix, Inc.*	93	2,292
CalAmp Corp.*	310	2,272
ShoreTel, Inc.*	518	2,269
Sigma Designs, Inc.*	353	2,252
Pericom Semiconductor Corp.*	250	2,250
KIT Digital, Inc.*	512	2,196
ExactTarget, Inc.*	100	2,186
Supertex, Inc.*	115	2,168
Silicon Graphics International Corp.*	337	2,164
Unwired Planet, Inc.*	928	2,134
Yelp, Inc. — Class A*	90	2,046
Maxwell Technologies, Inc.*	311	2,040
AuthenTec, Inc.*	470	2,035
SunPower Corp. — Class A*	420	2,020
RealNetworks, Inc.	233	2,013
Digimarc Corp.	77	1,976
American Software, Inc. — Class A	247	1,964
KVH Industries, Inc.*	156	1,950
Imation Corp.*	327	1,933
Parkervision, Inc.*	810	1,928
Bel Fuse, Inc. — Class B	109	1,919
Lionbridge Technologies, Inc.*	600	1,890
Limelight Networks, Inc.*	641	1,878
Intevac, Inc.*	247	1,857
Rubicon Technology, Inc.*	181	1,846
Bazaarvoice, Inc.*	101	1,838
Infoblox, Inc.*	80	1,834
Callidus Software, Inc.*	368	1,833
Aviat Networks, Inc.*	653	1,828
Vishay Precision Group, Inc.*	131	1,827
Richardson Electronics Ltd.	146	1,800
PRGX Global, Inc.*	225	1,789
Zix Corp.*	649	1,687
IntraLinks Holdings, Inc.*	385	1,686
Immersion Corp.*	299	1,683
Alpha & Omega Semiconductor Ltd.*	182	1,665
Telular Corp.	180	1,663
Oclaro, Inc.*	547	1,663
Travelzoo, Inc.*	73	1,659
Demandware, Inc.*	70	1,658
support.com, Inc.*	515	1,643
Innodata, Inc.*	240	1,642
Ultra Clean Holdings*	250	1,608
Millennial Media, Inc.*	120	1,583
Rosetta Stone, Inc.*	113	1,564
Ubiquiti Networks, Inc.*	109	1,553
Datalink Corp.*	160	1,528
Radisys Corp.*	241	1,513
FSI International, Inc.*	419	1,504
DSP Group, Inc.*	233	1,477
Neonode, Inc.*	240	1,476
STR Holdings, Inc.*	323	1,473
Hackett Group, Inc.*	260	1,448
Guidance Software, Inc.*	152	1,446
Echelon Corp.*	404	1,406
Mesa Laboratories, Inc.	30	1,395
Axcelis Technologies, Inc.*	1,143	1,372
ANADIGICS, Inc.*	752	1,361
Agilysys, Inc.*	156	1,353
Audience, Inc.*	70	1,350
AXT, Inc.*	341	1,347
Tessco Technologies, Inc.	60	1,323
iPass, Inc.*	550	1,309
M/A-COM Technology Solutions Holdings, Inc.*	70	1,295
PC-Telephone, Inc.	200	1,294
Aeroflex Holding Corp.*	211	1,277
ePlus, Inc.*	39	1,262
ModusLink Global Solutions, Inc.*	420	1,256
Westell Technologies, Inc. — Class A*	518	1,233
Market Leader, Inc.*	240	1,219
Proofpoint, Inc.*	70	1,187
MaxLinear, Inc. — Class A*	234	1,161
MoSys, Inc.*	358	1,160
Carbonite, Inc.*	124	1,109
Intermolecular, Inc.*	143	1,108
AVG Technologies N.V.*	85	1,106
TeleNav, Inc.*	180	1,103
SRS Labs, Inc.*	122	1,098
Mattson Technology, Inc.*	620	1,085
GSI Technology, Inc.*	222	1,052
Pervasive Software, Inc.*	140	1,049
QuickLogic Corp.*	410	1,029
NeoPhotonics Corp.*	208	1,028
Numerex Corp. — Class A*	110	1,023
PC Connection, Inc.	95	1,009
Brightcove, Inc.*	63	961

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Synacor, Inc.*	70	$959
QAD, Inc. — Class A*	67	953
Mindspeed Technologies, Inc.*	384	945
Key Tronic Corp.*	110	906
FalconStor Software, Inc.*	339	885
Mattersight Corp.*	110	878
Marchex, Inc. — Class A	237	856
TechTarget, Inc.*	169	852
EPAM Systems, Inc.*	50	850
Aware, Inc.	120	774
Viasystems Group, Inc.*	45	765
Spark Networks, Inc.*	120	619
Sapiens International Corporation N.V.*	150	540
Envivio, Inc.*	80	513
MeetMe, Inc.*	198	465
Ambient Corp.*	30	164
Total Information Technology		2,141,469
Industrials - 5.9%
Woodward, Inc.	736	29,027
Hexcel Corp.*	1,065	27,467
Alaska Air Group, Inc.*	754	27,069
CLARCOR, Inc.	538	25,910
Teledyne Technologies, Inc.*	393	24,229
Dollar Thrifty Automotive Group, Inc.*	299	24,207
US Airways Group, Inc.*	1,733	23,101
Acuity Brands, Inc.	451	22,959
Genesee & Wyoming, Inc. — Class A*	434	22,933
Watsco, Inc.	309	22,804
HEICO Corp.	562	22,210
Old Dominion Freight Line, Inc.*	503	21,775
Chart Industries, Inc.*	315	21,659
Esterline Technologies Corp.*	324	20,201
AO Smith Corp.	411	20,095
Middleby Corp.*	199	19,822
Acacia Research Corp.*	532	19,811
Moog, Inc. — Class A*	479	19,807
Actuant Corp. — Class A	729	19,800
EMCOR Group, Inc.	710	19,753
EnerSys*	508	17,816
Tetra Tech, Inc.*	674	17,578
Avis Budget Group, Inc.*	1,127	17,130
Robbins & Myers, Inc.	408	17,063
Applied Industrial Technologies, Inc.	453	16,693
Portfolio Recovery Associates, Inc.*	182	16,610
Belden, Inc.	485	16,175
Curtiss-Wright Corp.	501	15,556
USG Corp.*	791	15,069
Geo Group, Inc.*	658	14,950
Corporate Executive Board Co.	357	14,593
Hub Group, Inc. — Class A*	400	14,481
Brady Corp. — Class A	524	14,415
Healthcare Services Group, Inc.	720	13,954
Barnes Group, Inc.	574	13,942
Deluxe Corp.	547	13,641
Raven Industries, Inc.	191	13,292
JetBlue Airways Corp.*	2,489	13,192
FTI Consulting, Inc.*	449	12,908
Franklin Electric Company, Inc.	247	12,629
HNI Corp.	489	12,593
Simpson Manufacturing Company, Inc.	426	12,571
Beacon Roofing Supply, Inc.*	495	12,484
ACCO Brands Corp.*	1,203	12,439
Mueller Industries, Inc.	289	12,309
Atlas Air Worldwide Holdings, Inc.*	281	12,226
Mine Safety Appliances Co.	293	11,790
United Stationers, Inc.	433	11,669
Brink’s Co.	502	11,636
Herman Miller, Inc.	620	11,482
Allegiant Travel Co. — Class A*	161	11,218
Werner Enterprises, Inc.	467	11,157
Titan International, Inc.	454	11,137
ABM Industries, Inc.	568	11,110
RBC Bearings, Inc.*	234	11,068
Granite Construction, Inc.	412	10,758
Watts Water Technologies, Inc. — Class A	321	10,702
TAL International Group, Inc.	314	10,516
ESCO Technologies, Inc.	286	10,422
Forward Air Corp.	315	10,165
UniFirst Corp.	159	10,136
Knight Transportation, Inc.	616	9,850
First Solar, Inc.*	640	9,638
MasTec, Inc.*	621	9,340
II-VI, Inc.*	556	9,269
Advisory Board Co.*	183	9,074
Briggs & Stratton Corp.	518	9,060
Lindsay Corp.	139	9,021
Kaman Corp.	286	8,849
Spirit Airlines, Inc.*	441	8,582
Interline Brands, Inc.*	342	8,574
Interface, Inc. — Class A	621	8,464
Cubic Corp.	172	8,270
AZZ, Inc.	134	8,209
EnPro Industries, Inc.*	219	8,184
Universal Forest Products, Inc.	209	8,147
Orbital Sciences Corp.*	627	8,101
Tennant Co.	201	8,030
Swift Transportation Co. — Class A*	840	7,938
Amerco, Inc.	88	7,917
Huron Consulting Group, Inc.*	242	7,659
Blount International, Inc.*	522	7,647
Exponent, Inc.*	144	7,608
Aircastle Ltd.	622	7,495
Aegion Corp. — Class A*	415	7,424
Korn/Ferry International*	513	7,361
On Assignment, Inc.*	461	7,357
Steelcase, Inc. — Class A	810	7,314
Heartland Express, Inc.	511	7,312
Kaydon Corp.	338	7,230
Quanex Building Products Corp.	392	7,009
McGrath RentCorp	264	6,996
Navigant Consulting, Inc.*	551	6,965
Trimas Corp.*	342	6,874
NACCO Industries, Inc. — Class A	59	6,859
Knoll, Inc.	509	6,831

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Encore Capital Group, Inc.*	230	$6,813
TrueBlue, Inc.*	433	6,703
Dycom Industries, Inc.*	358	6,662
Ceradyne, Inc.	259	6,643
Insperity, Inc.	245	6,627
Astec Industries, Inc.*	216	6,627
Sykes Enterprises, Inc.*	415	6,623
Team, Inc.*	212	6,610
Seaboard Corp.*	3	6,399
CIRCOR International, Inc.	186	6,341
Generac Holdings, Inc.*	261	6,280
Rexnord Corp.*	310	6,212
G&K Services, Inc. — Class A	199	6,207
Standex International Corp.	139	5,917
Mobile Mini, Inc.*	410	5,904
DigitalGlobe, Inc.*	388	5,882
AAR Corp.	429	5,783
Mueller Water Products, Inc. — Class A	1,668	5,771
Rush Enterprises, Inc. — Class A*	350	5,723
Resources Connection, Inc.	453	5,572
Sun Hydraulics Corp.	224	5,441
Albany International Corp. — Class A	290	5,426
Meritor, Inc.*	1,032	5,387
Titan Machinery, Inc.*	177	5,375
American Science & Engineering, Inc.	95	5,363
Encore Wire Corp.	197	5,276
ICF International, Inc.*	209	4,983
Apogee Enterprises, Inc.	305	4,901
Tutor Perini Corp.*	384	4,865
RailAmerica, Inc.*	201	4,864
Textainer Group Holdings Ltd.	131	4,834
Gorman-Rupp Co.	162	4,828
Wabash National Corp.*	726	4,806
Aerovironment, Inc.*	181	4,762
H&E Equipment Services, Inc.*	310	4,659
Altra Holdings, Inc.	290	4,576
InnerWorkings, Inc.*	334	4,519
Sauer-Danfoss, Inc.	129	4,506
Great Lakes Dredge & Dock Corp.	630	4,486
Trex Company, Inc.*	149	4,483
Cascade Corp.	94	4,423
Mistras Group, Inc.*	168	4,415
Viad Corp.	215	4,300
Layne Christensen Co.*	207	4,283
Ennis, Inc.	276	4,245
John Bean Technologies Corp.	311	4,220
Greenbrier Companies, Inc.*	239	4,202
GenCorp, Inc.*	640	4,166
Griffon Corp.	485	4,161
Kforce, Inc.*	307	4,132
DXP Enterprises, Inc.*	98	4,066
Nortek, Inc.*	80	4,003
Comfort Systems USA, Inc.	394	3,948
Global Power Equipment Group, Inc.	180	3,931
Federal Signal Corp.*	667	3,895
Quad/Graphics, Inc.	268	3,854
Primoris Services Corp.	320	3,840
Saia, Inc.*	171	3,743
AAON, Inc.	198	3,732
MYR Group, Inc.*	215	3,668
Powell Industries, Inc.*	98	3,661
Kelly Services, Inc. — Class A	283	3,654
Hawaiian Holdings, Inc.*	548	3,567
Standard Parking Corp.*	165	3,551
SkyWest, Inc.	543	3,546
Marten Transport Ltd.	166	3,529
US Ecology, Inc.	195	3,459
Celadon Group, Inc.	211	3,456
Douglas Dynamics, Inc.	239	3,406
Arkansas Best Corp.	269	3,389
Gibraltar Industries, Inc.*	326	3,384
Zipcar, Inc.*	285	3,343
Heidrick & Struggles International, Inc.	191	3,343
Thermon Group Holdings, Inc.*	160	3,314
Astronics Corp.*	117	3,304
RPX Corp.*	230	3,301
Multi-Color Corp.	145	3,225
Capstone Turbine Corp.*	3,176	3,208
XPO Logistics, Inc.*	190	3,192
Columbus McKinnon Corp.*	205	3,093
Taser International, Inc.*	590	3,092
Swisher Hygiene, Inc.*,1	1,203	3,044
Accuride Corp.*	503	3,018
Echo Global Logistics, Inc.*	157	2,992
GP Strategies Corp.*	162	2,992
Air Transport Services Group, Inc.*	564	2,933
Odyssey Marine Exploration, Inc.*	782	2,925
FreightCar America, Inc.	127	2,917
LB Foster Co. — Class A	101	2,890
Kadant, Inc.*	122	2,861
Republic Airways Holdings, Inc.*	515	2,858
CAI International, Inc.*	141	2,803
American Railcar Industries, Inc.*	101	2,737
Kimball International, Inc. — Class B	348	2,680
Aceto Corp.	286	2,583
Quality Distribution, Inc.*	231	2,562
Dynamic Materials Corp.	146	2,530
Ameresco, Inc. — Class A*	212	2,529
Lydall, Inc.*	186	2,515
GeoEye, Inc.*	161	2,492
Kratos Defense & Security Solutions, Inc.*	425	2,482
CDI Corp.	149	2,444
Consolidated Graphics, Inc.*	84	2,440
Michael Baker Corp.*	93	2,426
CBIZ, Inc.*	405	2,406
Northwest Pipe Co.*	99	2,402
Wesco Aircraft Holdings, Inc.*	188	2,393
Roadrunner Transportation Systems, Inc.*	140	2,365
Alamo Group, Inc.	74	2,321
Builders FirstSource, Inc.*	477	2,261
Commercial Vehicle Group, Inc.*	260	2,241
Dolan Co.*	329	2,214
Insteel Industries, Inc.	191	2,130
NCI Building Systems, Inc.*	193	2,090

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Houston Wire & Cable Co.	190	$2,077
Graham Corp.	109	2,030
Orion Marine Group, Inc.*	289	2,011
Pacer International, Inc.*	370	2,005
SeaCube Container Leasing Ltd.	117	1,997
KEYW Holding Corp.*	197	1,978
Miller Industries, Inc.	123	1,959
American Superconductor Corp.*	416	1,955
American Reprographics Co.*	388	1,952
EnerNOC, Inc.*	268	1,940
Furmanite Corp.*	397	1,929
NN, Inc.*	185	1,889
Pendrell Corp.*	1,655	1,854
Sterling Construction Company, Inc.*	174	1,778
Twin Disc, Inc.	96	1,775
Park-Ohio Holdings Corp.*	93	1,770
PMFG, Inc.*	226	1,765
American Woodmark Corp.*	101	1,727
Patriot Transportation Holding, Inc.*	71	1,671
Ampco-Pittsburgh Corp.	91	1,668
LMI Aerospace, Inc.*	95	1,651
Barrett Business Services, Inc.	78	1,649
Casella Waste Systems, Inc. — Class A*	279	1,632
CRA International, Inc.*	111	1,631
FuelCell Energy, Inc.*	1,612	1,628
Rand Logistics, Inc.*	190	1,615
Flow International Corp.*	511	1,610
Schawk, Inc. — Class A	126	1,600
Acorn Energy, Inc.	190	1,581
Intersections, Inc.	97	1,537
LSI Industries, Inc.	208	1,481
Franklin Covey Co.*	144	1,475
Courier Corp.	111	1,471
Hudson Global, Inc.*	352	1,468
Preformed Line Products Co.	25	1,448
Argan, Inc.	103	1,440
Proto Labs, Inc.*	50	1,438
Met-Pro Corp.	156	1,437
Vicor Corp.	207	1,437
Pike Electric Corp.*	186	1,436
A123 Systems, Inc.*	1,138	1,434
EnergySolutions, Inc.*	843	1,425
Heritage-Crystal Clean, Inc.*	84	1,373
Hurco Companies, Inc.*	67	1,373
TMS International Corp. — Class A*	133	1,326
API Technologies Corp.*	340	1,251
Edgen Group, Inc. — Class A*	160	1,203
Asset Acceptance Capital Corp.*	170	1,156
Eastern Co.	70	1,131
Asta Funding, Inc.	120	1,124
Energy Recovery, Inc.*	468	1,123
Cenveo, Inc.*	575	1,110
International Shipholding Corp.	58	1,094
Hardinge, Inc.	120	1,092
WageWorks, Inc.*	70	1,054
VSE Corp.	44	1,047
Genco Shipping & Trading Ltd.*	333	1,016
TRC Companies, Inc.*	163	991
AT Cross Co. — Class A*	100	987
Universal Truckload Services, Inc.	63	953
Metalico, Inc.*	424	933
NL Industries, Inc.	70	873
Coleman Cable, Inc.	96	834
Hill International, Inc.*	242	774
Sypris Solutions, Inc.	110	767
Willis Lease Finance Corp.*	60	739
SIFCO Industries, Inc.	30	689
CPI Aerostructures, Inc.*	60	660
PGT, Inc.*	210	636
Ceco Environmental Corp.	80	632
BlueLinx Holdings, Inc.*	260	611
Enphase Energy, Inc.*	90	560
Patrick Industries, Inc.*	40	510
Omega Flex, Inc.*	29	345
Compx International, Inc.	12	151
Total Industrials		1,839,103
Consumer Discretionary - 5.5%
Sotheby’s	723	24,120
Six Flags Entertainment Corp.	423	22,918
Coinstar, Inc.*	331	22,726
Rent-A-Center, Inc. — Class A	635	21,425
Brunswick Corp.	953	21,175
Life Time Fitness, Inc.*	453	21,069
Pool Corp.	505	20,432
Dana Holding Corp.	1,569	20,098
Wolverine World Wide, Inc.	518	20,089
Domino’s Pizza, Inc.	621	19,196
Vail Resorts, Inc.	383	19,181
Warnaco Group, Inc.*	441	18,777
Cabela’s, Inc.*	496	18,753
Cheesecake Factory, Inc.*	579	18,505
Vitamin Shoppe, Inc.*	318	17,467
Tenneco, Inc.*	651	17,460
Express, Inc.*	954	17,335
Buffalo Wild Wings, Inc.*	196	16,981
Pier 1 Imports, Inc.	1,033	16,971
HSN, Inc.	404	16,301
Hibbett Sports, Inc.*	281	16,216
Crocs, Inc.*	963	15,552
Genesco, Inc.*	257	15,460
Aeropostale, Inc.*	865	15,423
Men’s Wearhouse, Inc.	540	15,196
Collective Brands, Inc.*	652	13,966
Strayer Education, Inc.	126	13,736
Live Nation Entertainment, Inc.*	1,493	13,705
MDC Holdings, Inc.	410	13,394
Lions Gate Entertainment Corp.*	907	13,369
ANN, Inc.*	519	13,229
Steven Madden Ltd.*	416	13,208
Iconix Brand Group, Inc.*	755	13,190
Jack in the Box, Inc.*	471	13,131
Cracker Barrel Old Country Store, Inc.	205	12,874
Jos. A. Bank Clothiers, Inc.*	302	12,823
Children’s Place Retail Stores, Inc.*	257	12,806

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Gaylord Entertainment Co.*	331	$12,763
Select Comfort Corp.*	608	12,719
Fifth & Pacific Companies, Inc.*	1,162	12,468
Bob Evans Farms, Inc.	310	12,462
Saks, Inc.*	1,170	12,460
Meredith Corp.	389	12,426
Texas Roadhouse, Inc. — Class A	663	12,219
Ryland Group, Inc.	476	12,176
Buckle, Inc.	301	11,911
WMS Industries, Inc.*	590	11,770
Cooper Tire & Rubber Co.	666	11,682
Shutterfly, Inc.*	380	11,661
Helen of Troy Ltd.*	340	11,522
P.F. Chang’s China Bistro, Inc.	223	11,478
Finish Line, Inc. — Class A	541	11,312
New York Times Co. — Class A*	1,448	11,294
Group 1 Automotive, Inc.	244	11,129
Regis Corp.	611	10,974
Monro Muffler Brake, Inc.	330	10,969
Hillenbrand, Inc.	587	10,789
Meritage Homes Corp.*	299	10,148
BJ’s Restaurants, Inc.*	266	10,108
Francesca’s Holdings Corp.*	373	10,075
Lumber Liquidators Holdings, Inc.*	294	9,934
Valassis Communications, Inc.*	456	9,918
Arbitron, Inc.	282	9,870
Matthews International Corp. — Class A	300	9,747
Penske Automotive Group, Inc.	452	9,600
Zumiez, Inc.*	234	9,266
National CineMedia, Inc.	599	9,087
Papa John’s International, Inc.*	191	9,086
Grand Canyon Education, Inc.*	423	8,857
Cato Corp. — Class A	290	8,833
Marriott Vacations Worldwide Corp.*	280	8,674
Orient-Express Hotels Ltd. — Class A*	1,034	8,655
Peet’s Coffee & Tea, Inc.*	141	8,466
Jones Group, Inc.	880	8,413
Skechers U.S.A., Inc. — Class A*	406	8,270
Churchill Downs, Inc.	140	8,230
True Religion Apparel, Inc.	278	8,056
KB Home	821	8,046
Shuffle Master, Inc.*	582	8,032
Sturm Ruger & Company, Inc.	200	8,030
Interval Leisure Group, Inc.	413	7,851
Scholastic Corp.	276	7,772
Steiner Leisure Ltd.*	167	7,750
International Speedway Corp. — Class A	295	7,723
Ascent Capital Group, Inc. — Class A*	148	7,659
American Axle & Manufacturing
Holdings, Inc.*	709	7,437
CEC Entertainment, Inc.	197	7,165
DineEquity, Inc.*	160	7,142
Standard Pacific Corp.*	1,153	7,137
Asbury Automotive Group, Inc.*	297	7,036
Columbia Sportswear Co.	131	7,024
Oxford Industries, Inc.	152	6,794
La-Z-Boy, Inc.*	551	6,771
K12, Inc.*	282	6,571
Office Depot, Inc.*	3,023	6,530
Dorman Products, Inc.*	260	6,523
Knology, Inc.*	330	6,491
Sonic Corp.*	646	6,473
iRobot Corp.*	292	6,468
Belo Corp. — Class A	999	6,433
Pinnacle Entertainment, Inc.*	668	6,426
Ameristar Casinos, Inc.	347	6,166
American Public Education, Inc.*	192	6,144
Stage Stores, Inc.	324	5,936
Fred’s, Inc. — Class A	388	5,932
AFC Enterprises, Inc.*	255	5,901
Core-Mark Holding Company, Inc.	122	5,873
Sonic Automotive, Inc. — Class A	428	5,851
Brown Shoe Company, Inc.	452	5,835
Smith & Wesson Holding Corp.*	687	5,709
Stewart Enterprises, Inc. — Class A	798	5,698
Drew Industries, Inc.*	202	5,626
Pep Boys-Manny Moe & Jack	564	5,584
LeapFrog Enterprises, Inc. — Class A*	538	5,520
American Greetings Corp. — Class A	375	5,483
Lithia Motors, Inc. — Class A	231	5,325
Ethan Allen Interiors, Inc.	262	5,222
Scientific Games Corp. — Class A*	605	5,173
Capella Education Co.*	144	5,005
Barnes & Noble, Inc.*	302	4,971
Maidenform Brands, Inc.*	247	4,920
Sinclair Broadcast Group, Inc. — Class A	533	4,828
Arctic Cat, Inc.*	132	4,826
Red Robin Gourmet Burgers, Inc.*	157	4,790
Movado Group, Inc.	191	4,779
OfficeMax, Inc.*	927	4,691
Ruby Tuesday, Inc.*	680	4,631
Denny’s Corp.*	1,024	4,547
Caesars Entertainment Corp.*	394	4,492
Vera Bradley, Inc.*	211	4,448
JAKKS Pacific, Inc.	277	4,435
Cost Plus, Inc.*	201	4,422
Hot Topic, Inc.	447	4,331
Harte-Hanks, Inc.	473	4,323
Blue Nile, Inc.*	145	4,308
Boyd Gaming Corp.*	589	4,241
rue21, Inc.*	164	4,139
G-III Apparel Group Ltd.*	174	4,122
Callaway Golf Co.	691	4,084
Krispy Kreme Doughnuts, Inc.*	638	4,077
Multimedia Games Holding Company, Inc.*	291	4,074
RadioShack Corp.	1,060	4,070
Bridgepoint Education, Inc.*	185	4,033
Tumi Holdings, Inc.*	230	4,025
Superior Industries International, Inc.	245	4,011
Cavco Industries, Inc.*	73	3,743
Blyth, Inc.	108	3,732
Career Education Corp.*	550	3,680
Mattress Firm Holding Corp.*	121	3,668
Bravo Brio Restaurant Group, Inc.*	204	3,637

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Amerigon, Inc.*	315	$3,619
Digital Generation, Inc.*	292	3,612
National Presto Industries, Inc.	51	3,558
Beazer Homes USA, Inc.*	1,082	3,517
Biglari Holdings, Inc.*	9	3,478
NutriSystem, Inc.	300	3,468
M/I Homes, Inc.*	200	3,464
Modine Manufacturing Co.*	498	3,451
Libbey, Inc.*	224	3,443
Shoe Carnival, Inc.	156	3,352
America’s Car-Mart, Inc.*	85	3,302
Town Sports International Holdings, Inc.*	246	3,269
Quiksilver, Inc.*	1,390	3,239
Winnebago Industries, Inc.*	307	3,128
MDC Partners, Inc. — Class A	275	3,119
Hovnanian Enterprises, Inc. — Class A*	1,064	3,086
Universal Technical Institute, Inc.	228	3,080
Destination Maternity Corp.	142	3,067
EW Scripps Co. — Class A*	318	3,056
Wet Seal, Inc. — Class A*	964	3,046
Standard Motor Products, Inc.	211	2,971
Zagg, Inc.*	270	2,946
Caribou Coffee Company, Inc.*	224	2,892
Marcus Corp.	209	2,876
Exide Technologies*	836	2,809
Carmike Cinemas, Inc.*	190	2,784
Fisher Communications, Inc.*	91	2,722
PetMed Express, Inc.	219	2,663
Fuel Systems Solutions, Inc.*	157	2,620
Perry Ellis International, Inc.*	126	2,615
Citi Trends, Inc.*	163	2,517
Skullcandy, Inc.*	175	2,476
Ruth’s Hospitality Group, Inc.*	371	2,449
Conn’s, Inc.*	165	2,442
Corinthian Colleges, Inc.*	830	2,399
Journal Communications, Inc. — Class A*	458	2,363
Stein Mart, Inc.*	296	2,353
Fiesta Restaurant Group, Inc.*	176	2,328
bebe stores, Inc.	393	2,307
Haverty Furniture Companies, Inc.	203	2,268
World Wrestling Entertainment, Inc. — Class A	289	2,260
Federal-Mogul Corp.*	200	2,200
Black Diamond, Inc.*	228	2,155
Universal Electronics, Inc.*	159	2,094
CSS Industries, Inc.	101	2,076
Rentrak Corp.*	100	2,065
MarineMax, Inc.*	217	2,064
Speedway Motorsports, Inc.	120	2,029
Stoneridge, Inc.*	295	2,009
Central European Media Enterprises Ltd. —
Class A*	393	1,996
Education Management Corp.*	280	1,946
West Marine, Inc.*	164	1,927
Tuesday Morning Corp.*	446	1,913
hhgregg, Inc.*	167	1,889
Talbots, Inc.*	748	1,885
Spartan Motors, Inc.	358	1,876
Mac-Gray Corp.	131	1,846
Steinway Musical Instruments, Inc.*	74	1,813
Benihana, Inc. — Class A	112	1,804
Cumulus Media, Inc. — Class A*	598	1,800
VOXX International Corp. — Class A*	191	1,780
Kirkland’s, Inc.*	154	1,733
Unifi, Inc.*	148	1,676
Weyco Group, Inc.	71	1,646
Casual Male Retail Group, Inc.*	444	1,612
Tilly’s, Inc. — Class A*	100	1,605
Body Central Corp.*	177	1,593
Lincoln Educational Services Corp.	240	1,560
Entercom Communications Corp. — Class A*	256	1,541
Gordmans Stores, Inc.*	93	1,535
Vitacost.com, Inc.*	240	1,416
Hooker Furniture Corp.	120	1,415
Carriage Services, Inc. — Class A	170	1,414
Luby’s, Inc.*	210	1,407
Jamba, Inc.*	716	1,403
Systemax, Inc.*	118	1,395
Isle of Capri Casinos, Inc.*	226	1,394
Saga Communications, Inc. — Class A*	37	1,373
Kenneth Cole Productions, Inc. — Class A*	91	1,370
McClatchy Co. — Class A*	614	1,351
Global Sources Ltd.*	204	1,346
Big 5 Sporting Goods Corp.	177	1,338
RG Barry Corp.	97	1,318
Lifetime Brands, Inc.	104	1,297
Red Lion Hotels Corp.*	147	1,272
Ignite Restaurant Group, Inc.*	70	1,268
Cherokee, Inc.	89	1,240
Bassett Furniture Industries, Inc.	120	1,237
Winmark Corp.	21	1,230
Teavana Holdings, Inc.*	89	1,204
Johnson Outdoors, Inc. — Class A*	58	1,195
REX American Resources Corp.*	61	1,191
ReachLocal, Inc.*	108	1,188
Outdoor Channel Holdings, Inc.	158	1,155
MTR Gaming Group, Inc.*	240	1,140
Einstein Noah Restaurant Group, Inc.	64	1,124
Morgans Hotel Group Co.*	232	1,090
Bon-Ton Stores, Inc.	138	1,078
New York & Company, Inc.*	296	1,030
Delta Apparel, Inc.*	75	1,025
Martha Stewart Living Omnimedia — Class A	298	1,013
Sealy Corp.*	540	999
LIN TV Corp. — Class A*	330	997
Flexsteel Industries, Inc.	50	989
1-800-Flowers.com, Inc. — Class A*	283	988
Carrols Restaurant Group, Inc.*	166	986
Reading International, Inc. — Class A*	180	974
Culp, Inc.	90	923
Orbitz Worldwide, Inc.*	245	894
Geeknet, Inc.*	45	892
Nathan’s Famous, Inc.*	30	885
K-Swiss, Inc. — Class A*	286	881
Collectors Universe	60	881

62 | THE RYDEX FUNDS SEMI- ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Daily Journal Corp.*	10	$858
Overstock.com, Inc.*	124	857
Frisch’s Restaurants, Inc.	30	850
Monarch Casino & Resort, Inc.*	90	823
Nexstar Broadcasting Group, Inc. — Class A*	121	816
Shiloh Industries, Inc.	65	748
CafePress, Inc.*	50	744
Bluegreen Corp.*	150	744
Premier Exhibitions, Inc.*	270	729
Digital Domain Media Group, Inc.*	116	726
Marine Products Corp.	114	693
Entravision Communications Corp. — Class A	539	652
Tower International, Inc.*	61	641
US Auto Parts Network, Inc.*	153	640
Crown Media Holdings, Inc. — Class A*	365	639
Salem Communications Corp. — Class A	110	602
National American University Holdings, Inc.	112	482
Perfumania Holdings, Inc.*	50	415
Orchard Supply Hardware Stores Corp. — Class A*	20	333
Beasley Broadcasting Group, Inc. — Class A*	50	295
Value Line, Inc.	14	166
Dial Global, Inc.*	46	153
Total Consumer Discretionary		1,691,973
Health Care - 5.3%
Pharmacyclics, Inc.*	585	31,946
Cepheid, Inc.*	701	31,369
Questcor Pharmaceuticals, Inc.*	578	30,774
HMS Holdings Corp.*	916	30,512
athenahealth, Inc.*	385	30,480
Vivus, Inc.*	1,067	30,453
Align Technology, Inc.*	768	25,697
Seattle Genetics, Inc.*	1,012	25,695
Cubist Pharmaceuticals, Inc.*	674	25,551
WellCare Health Plans, Inc.*	457	24,220
HealthSouth Corp.*	1,019	23,702
Alkermes plc*	1,307	22,180
Arena Pharmaceuticals, Inc.*	2,098	20,938
Medicis Pharmaceutical Corp. — Class A	612	20,900
Owens & Minor, Inc.	681	20,859
Jazz Pharmaceuticals plc*	442	19,894
Haemonetics Corp.*	267	19,787
STERIS Corp.	616	19,323
West Pharmaceutical Services, Inc.	364	18,378
PAREXEL International Corp.*	634	17,897
ViroPharma, Inc.*	740	17,538
Centene Corp.*	549	16,558
Volcano Corp.*	566	16,215
Impax Laboratories, Inc.*	710	14,392
Theravance, Inc.*	646	14,354
MWI Veterinary Supply, Inc.*	139	14,285
Par Pharmaceutical Companies, Inc.*	389	14,058
Auxilium Pharmaceuticals, Inc.*	517	13,902
Immunogen, Inc.*	828	13,894
Medicines Co.*	591	13,558
Air Methods Corp.*	135	13,264
HeartWare International, Inc.*	149	13,231
Magellan Health Services, Inc.*	291	13,191
Cyberonics, Inc.*	293	13,167
Isis Pharmaceuticals, Inc.*	1,069	12,828
Chemed Corp.	205	12,390
Dendreon Corp.*	1,640	12,136
Masimo Corp.*	532	11,906
NuVasive, Inc.*	460	11,666
Quality Systems, Inc.	421	11,582
Neogen Corp.*	250	11,550
PSS World Medical, Inc.*	537	11,272
Ironwood Pharmaceuticals, Inc. — Class A*	797	10,983
Luminex Corp.*	446	10,923
Insulet Corp.*	505	10,792
Amsurg Corp. — Class A*	338	10,133
Acorda Therapeutics, Inc.*	428	10,084
PDL BioPharma, Inc.	1,491	9,885
Spectrum Pharmaceuticals, Inc.*	635	9,881
Nektar Therapeutics*	1,219	9,837
MAKO Surgical Corp.*	382	9,783
Akorn, Inc.*	607	9,572
DexCom, Inc.*	727	9,422
Hanger, Inc.*	364	9,333
Endologix, Inc.*	593	9,156
Wright Medical Group, Inc.*	421	8,988
Meridian Bioscience, Inc.	437	8,941
Exelixis, Inc.*	1,587	8,776
NxStage Medical, Inc.*	521	8,732
ArthroCare Corp.*	294	8,608
Abaxis, Inc.*	231	8,547
CONMED Corp.	306	8,467
Halozyme Therapeutics, Inc.*	953	8,444
Orthofix International N.V.*	203	8,374
MedAssets, Inc.*	619	8,326
InterMune, Inc.*	695	8,305
Idenix Pharmaceuticals, Inc.*	798	8,219
Analogic Corp.	131	8,122
ABIOMED, Inc.*	355	8,101
Dynavax Technologies Corp.*	1,856	8,018
NPS Pharmaceuticals, Inc.*	921	7,930
IPC The Hospitalist Company, Inc.*	173	7,840
Optimer Pharmaceuticals, Inc.*	499	7,744
Integra LifeSciences Holdings Corp.*	208	7,733
Medidata Solutions, Inc.*	234	7,645
Molina Healthcare, Inc.*	315	7,390
Team Health Holdings, Inc.*	301	7,251
Rigel Pharmaceuticals, Inc.*	766	7,124
ICU Medical, Inc.*	132	7,046
Bio-Reference Labs, Inc.*	265	6,964
Momenta Pharmaceuticals, Inc.*	497	6,719
Conceptus, Inc.*	339	6,719
Computer Programs & Systems, Inc.	115	6,580
Accretive Health, Inc.*	598	6,554
Exact Sciences Corp.*	607	6,507
Cantel Medical Corp.	231	6,295
Merit Medical Systems, Inc.*	446	6,159
Greatbatch, Inc.*	257	5,836
Landauer, Inc.	101	5,790
Alnylam Pharmaceuticals, Inc.*	496	5,788

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

OraSure Technologies, Inc.*	512	$5,755
Genomic Health, Inc.*	171	5,711
AVANIR Pharmaceuticals, Inc. — Class A*	1,448	5,676
Neurocrine Biosciences, Inc.*	710	5,616
Emeritus Corp.*	332	5,588
Kindred Healthcare, Inc.*	565	5,554
HealthStream, Inc.*	213	5,538
MModal, Inc.*	419	5,439
Omnicell, Inc.*	363	5,314
Invacare Corp.	343	5,292
Ensign Group, Inc.	186	5,258
Opko Health, Inc.*	1,138	5,235
Accuray, Inc.*	759	5,192
National Healthcare Corp.	113	5,111
AVEO Pharmaceuticals, Inc.*	413	5,022
Sequenom, Inc.*	1,224	4,969
Affymax, Inc.*	383	4,933
Lexicon Pharmaceuticals, Inc.*	2,113	4,754
Quidel Corp.*	300	4,704
Curis, Inc.*	842	4,547
Sunrise Senior Living, Inc.*	621	4,527
Metropolitan Health Networks, Inc.*	467	4,469
Acadia Healthcare Company, Inc.*	250	4,385
Emergent Biosolutions, Inc.*	281	4,257
Universal American Corp.*	403	4,244
eResearchTechnology, Inc.*	528	4,219
SciClone Pharmaceuticals, Inc.*	601	4,213
ZIOPHARM Oncology, Inc.*	705	4,195
Spectranetics Corp.*	366	4,180
ExamWorks Group, Inc.*	311	4,115
Santarus, Inc.*	580	4,112
Synageva BioPharma Corp.*	100	4,056
Amedisys, Inc.*	318	3,959
MAP Pharmaceuticals, Inc.*	262	3,925
Navidea Biopharmaceuticals, Inc.*	1,028	3,824
Hi-Tech Pharmacal Company, Inc.*	118	3,823
Select Medical Holdings Corp.*	373	3,771
Triple-S Management Corp. — Class B*	206	3,766
Arqule, Inc.*	627	3,718
Natus Medical, Inc.*	317	3,684
Tornier N.V.*	164	3,677
Orexigen Therapeutics, Inc.*	648	3,590
Antares Pharma, Inc.*	976	3,553
Threshold Pharmaceuticals, Inc.*	480	3,552
Affymetrix, Inc.*	749	3,513
BioScrip, Inc.*	472	3,507
Achillion Pharmaceuticals, Inc.*	563	3,491
AMAG Pharmaceuticals, Inc.*	226	3,480
Aegerion Pharmaceuticals, Inc.*	233	3,458
PharMerica Corp.*	315	3,440
Symmetry Medical, Inc.*	396	3,398
Depomed, Inc.*	591	3,363
Array BioPharma, Inc.*	951	3,300
Fluidigm Corp.*	217	3,264
Celldex Therapeutics, Inc.*	627	3,254
Clovis Oncology, Inc.*	148	3,209
AngioDynamics, Inc.*	267	3,207
Corvel Corp.*	65	3,185
Capital Senior Living Corp.*	298	3,159
US Physical Therapy, Inc.	124	3,153
Pacira Pharmaceuticals, Inc.*	196	3,144
Ligand Pharmaceuticals, Inc. — Class B*	185	3,134
Progenics Pharmaceuticals, Inc.*	318	3,110
Sangamo Biosciences, Inc.*	562	3,102
Obagi Medical Products, Inc.*	203	3,100
Enzon Pharmaceuticals, Inc.*	450	3,092
Vanguard Health Systems, Inc.*	343	3,049
Staar Surgical Co.*	390	3,030
Cambrex Corp.*	318	2,992
LHC Group, Inc.*	173	2,934
Raptor Pharmaceutical Corp.*	523	2,924
Vical, Inc.*	809	2,912
Assisted Living Concepts, Inc. — Class A	204	2,901
Atrion Corp.	14	2,870
Oncothyreon, Inc.*	609	2,850
Healthways, Inc.*	355	2,833
Infinity Pharmaceuticals, Inc.*	208	2,820
SurModics, Inc.*	162	2,803
MannKind Corp.*	1,206	2,762
Unilife Corp.*	794	2,684
AMN Healthcare Services, Inc.*	440	2,609
Endocyte, Inc.*	316	2,598
Immunomedics, Inc.*	704	2,513
Geron Corp.*	1,403	2,413
Omeros Corp.*	240	2,400
XenoPort, Inc.*	383	2,313
Sun Healthcare Group, Inc.*	275	2,302
Cadence Pharmaceuticals, Inc.*	644	2,299
RTI Biologics, Inc.*	596	2,241
Dyax Corp.*	1,050	2,237
Gentiva Health Services, Inc.*	322	2,231
XOMA Corp.*	730	2,190
Vascular Solutions, Inc.*	174	2,185
Synta Pharmaceuticals Corp.*	397	2,172
Medtox Scientific, Inc.*	79	2,130
Cynosure, Inc. — Class A*	100	2,115
BioCryst Pharmaceuticals, Inc.*	527	2,097
Synergy Pharmaceuticals, Inc.*	440	2,090
OncoGenex Pharmaceutical, Inc.*	155	2,083
NewLink Genetics Corp.*	139	2,082
Corcept Therapeutics, Inc.*	463	2,079
Rockwell Medical Technologies, Inc.*	223	2,076
Astex Pharmaceuticals*	990	2,069
Osiris Therapeutics, Inc.*	180	1,975
Almost Family, Inc.*	88	1,966
Novavax, Inc.*	1,240	1,934
IRIS International, Inc.*	170	1,921
Cerus Corp.*	577	1,916
Solta Medical, Inc.*	653	1,913
Providence Service Corp.*	139	1,906
Young Innovations, Inc.	55	1,897
Pain Therapeutics, Inc.*	401	1,881
Vocera Communications, Inc.*	70	1,875
Merge Healthcare, Inc.*	631	1,805

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Pozen, Inc.*	288	$1,797
Cardiovascular Systems, Inc.*	183	1,792
Maxygen, Inc.*	300	1,788
Palomar Medical Technologies, Inc.*	209	1,777
Anika Therapeutics, Inc.*	130	1,767
Amicus Therapeutics, Inc.*	321	1,766
Sagent Pharmaceuticals, Inc.*	97	1,754
PhotoMedex, Inc.*	140	1,701
Furiex Pharmaceuticals, Inc.*	78	1,634
Horizon Pharma, Inc.*	226	1,611
Exactech, Inc.*	95	1,593
Epocrates, Inc.*	198	1,588
Cytori Therapeutics, Inc.*	585	1,580
ImmunoCellular Therapeutics Ltd.*	420	1,575
CryoLife, Inc.*	299	1,564
Trius Therapeutics, Inc.*	265	1,526
Allos Therapeutics, Inc.*	849	1,520
AtriCure, Inc.*	158	1,518
Biotime, Inc.*	329	1,513
Repros Therapeutics, Inc.*	160	1,453
Repligen Corp.*	330	1,419
Greenway Medical Technologies*	86	1,403
Five Star Quality Care, Inc.*	456	1,400
Keryx Biopharmaceuticals, Inc.*	759	1,366
Vanda Pharmaceuticals, Inc.*	305	1,342
Utah Medical Products, Inc.	40	1,341
Hansen Medical, Inc.*	583	1,323
Skilled Healthcare Group, Inc. — Class A*	202	1,269
Cross Country Healthcare, Inc.*	289	1,263
Agenus, Inc.*	240	1,258
Dusa Pharmaceuticals, Inc.*	239	1,248
Integramed America, Inc.*	90	1,247
Targacept, Inc.*	287	1,234
Chindex International, Inc.*	123	1,205
National Research Corp.	23	1,204
Rochester Medical Corp.*	110	1,184
Merrimack Pharmaceuticals, Inc.*	160	1,165
Ampio Pharmaceuticals, Inc.*	228	1,158
Biospecifics Technologies Corp.*	58	1,089
SIGA Technologies, Inc.*	376	1,079
Discovery Laboratories, Inc.*	460	1,067
Alphatec Holdings, Inc.*	578	1,064
Codexis, Inc.*	282	1,055
BioDelivery Sciences International, Inc.*	230	1,030
Zeltiq Aesthetics, Inc.*	181	1,014
GTx, Inc.*	284	1,003
Anacor Pharmaceuticals, Inc.*	153	993
Harvard Bioscience, Inc.*	262	988
Zogenix, Inc.*	386	957
Derma Sciences, Inc.*	100	952
EnteroMedics, Inc.*	270	932
PDI, Inc.*	110	906
ChemoCentryx, Inc.*	58	870
Pacific Biosciences of California, Inc.*	395	857
Cumberland Pharmaceuticals, Inc.*	130	840
Transcept Pharmaceuticals, Inc.*	134	831
BG Medicine, Inc.*	119	831
Sunesis Pharmaceuticals, Inc.*	287	824
Sucampo Pharmaceuticals, Inc. — Class A*	116	815
Pernix Therapeutics Holdings*	97	707
Coronado Biosciences, Inc.*	140	707
Lannett Company, Inc.*	166	704
Verastem, Inc.*	67	683
Mediware Information Systems*	40	584
Cornerstone Therapeutics, Inc.*	90	570
Ventrus Biosciences, Inc.*	130	555
Cempra, Inc.*	43	402
Acura Pharmaceuticals, Inc.*	127	399
Supernus Pharmaceuticals, Inc.*	40	374
Biolase, Inc.*	1	2
Total Health Care		1,649,350
Energy - 2.4%
Dril-Quip, Inc.*	426	27,942
Energy XXI Bermuda Ltd.	840	26,283
Kodiak Oil & Gas Corp.*	2,812	23,086
Berry Petroleum Co. — Class A	563	22,328
Rosetta Resources, Inc.*	565	20,702
Oasis Petroleum, Inc.*	852	20,601
Lufkin Industries, Inc.	358	19,447
Helix Energy Solutions Group, Inc.*	1,122	18,412
Bristow Group, Inc.	386	15,699
Arch Coal, Inc.	2,260	15,570
Hornbeck Offshore Services, Inc.*	378	14,659
SemGroup Corp. — Class A*	444	14,177
McMoRan Exploration Co.*	1,080	13,684
Western Refining, Inc.	612	13,629
Targa Resources Corp.	314	13,408
Stone Energy Corp.*	526	13,329
Key Energy Services, Inc.*	1,607	12,213
Gulfport Energy Corp.*	590	12,172
Bill Barrett Corp.*	514	11,010
Clean Energy Fuels Corp.*	707	10,959
Cloud Peak Energy, Inc.*	648	10,958
Northern Oil and Gas, Inc.*	679	10,823
Carrizo Oil & Gas, Inc.*	421	9,898
Gulfmark Offshore, Inc. — Class A*	288	9,804
ION Geophysical Corp.*	1,407	9,272
Forest Oil Corp.*	1,260	9,236
Exterran Holdings, Inc.*	696	8,874
C&J Energy Services, Inc.*	472	8,732
Swift Energy Co.*	460	8,561
GeoResources, Inc.*	230	8,420
Comstock Resources, Inc.*	509	8,358
Contango Oil & Gas Co.*	136	8,051
Approach Resources, Inc.*	309	7,892
PDC Energy, Inc.*	315	7,724
Nordic American Tankers Ltd.	560	7,599
Ship Finance International Ltd.	480	7,502
Halcon Resources Corp.*	750	7,080
Quicksilver Resources, Inc.*	1,250	6,775
Magnum Hunter Resources Corp.*	1,572	6,571
OYO Geospace Corp.*	70	6,299
Crosstex Energy, Inc.	436	6,104
Hercules Offshore, Inc.*	1,686	5,968

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

TETRA Technologies, Inc.*	824	$5,875
Newpark Resources, Inc.*	961	5,670
Parker Drilling Co.*	1,256	5,665
W&T Offshore, Inc.	369	5,646
Vaalco Energy, Inc.*	619	5,342
Pioneer Drilling Co.*	661	5,268
Rex Energy Corp.*	462	5,179
Rentech, Inc.*	2,437	5,020
Energy Partners Ltd.*	295	4,986
Resolute Energy Corp.*	515	4,929
Solazyme, Inc.*	351	4,879
CVR Energy, Inc.*	182	4,838
Heckmann Corp.*	1,422	4,806
Forum Energy Technologies, Inc.*	240	4,726
Gulf Island Fabrication, Inc.	153	4,316
PHI, Inc.*	143	3,977
Tesco Corp.*	327	3,924
Goodrich Petroleum Corp.*	282	3,909
Penn Virginia Corp.	489	3,589
Harvest Natural Resources, Inc.*	394	3,369
Endeavour International Corp.*	401	3,368
FX Energy, Inc.*	566	3,368
Basic Energy Services, Inc.*	326	3,364
Clayton Williams Energy, Inc.*	68	3,290
Delek US Holdings, Inc.	183	3,219
Venoco, Inc.*	315	3,153
Matrix Service Co.*	272	3,087
Vantage Drilling Co.*	2,043	3,065
Teekay Tankers Ltd. — Class A	672	3,064
Petroquest Energy, Inc.*	605	3,025
Cal Dive International, Inc.*	1,027	2,978
Overseas Shipholding Group, Inc.	263	2,922
BPZ Resources, Inc.*	1,110	2,808
Abraxas Petroleum Corp.*	876	2,794
Willbros Group, Inc.*	414	2,674
Triangle Petroleum Corp.*	467	2,606
Scorpio Tankers, Inc.*	402	2,569
GasLog Ltd.*	250	2,538
Midstates Petroleum Company, Inc.*	260	2,525
Sanchez Energy Corp.*	121	2,517
Frontline Ltd.	550	2,508
KiOR, Inc. — Class A*	277	2,479
RigNet, Inc.*	134	2,330
Mitcham Industries, Inc.*	136	2,308
Panhandle Oil and Gas, Inc. — Class A	74	2,230
Knightsbridge Tankers Ltd.	264	2,149
Dawson Geophysical Co.*	89	2,120
Uranium Energy Corp.*	900	2,061
Natural Gas Services Group, Inc.*	131	1,941
Bonanza Creek Energy, Inc.*	111	1,846
Apco Oil and Gas International, Inc.	102	1,841
Warren Resources, Inc.*	761	1,826
Callon Petroleum Co.*	417	1,776
Green Plains Renewable Energy, Inc.*	267	1,666
ATP Oil & Gas Corp.*	480	1,622
Matador Resources Co.*	148	1,590
Miller Energy Resources, Inc.*	313	1,565
TGC Industries, Inc.*	160	1,554
Evolution Petroleum Corp.*	179	1,493
Amyris, Inc.*	321	1,422
Bolt Technology Corp.	90	1,351
Global Geophysical Services, Inc.*	212	1,297
Synergy Resources Corp.*	420	1,294
Isramco, Inc.*	11	1,210
Patriot Coal Corp.*	989	1,207
Gastar Exploration Ltd.*	624	1,204
ZaZa Energy Corp.*	260	1,175
Saratoga Resources, Inc.*	190	1,117
Gevo, Inc.*	218	1,083
Crimson Exploration, Inc.*	224	1,028
Uranerz Energy Corp.*	704	1,021
CREDO Petroleum Corp.*	70	1,013
Westmoreland Coal Co.*	114	918
Voyager Oil & Gas, Inc.*	513	903
Alon USA Energy, Inc.	104	880
Adams Resources & Energy, Inc.	20	838
Forbes Energy Services Ltd.*	160	752
Union Drilling, Inc.*	148	663
Ceres, Inc.*	68	615
Hallador Energy Co.	68	577
Renewable Energy Group, Inc.*	77	572
Total Energy		733,703
Materials - 1.8%
Sensient Technologies Corp.	529	19,430
Eagle Materials, Inc.	479	17,886
Olin Corp.	853	17,819
Coeur d’Alene Mines Corp.*	961	16,875
HB Fuller Co.	530	16,271
Louisiana-Pacific Corp.*	1,465	15,939
Chemtura Corp.*	1,054	15,283
Hecla Mining Co.	3,043	14,454
Innophos Holdings, Inc.	236	13,325
PolyOne Corp.	954	13,051
Minerals Technologies, Inc.	189	12,054
Buckeye Technologies, Inc.	419	11,937
Worthington Industries, Inc.	557	11,403
Schweitzer-Mauduit International, Inc.	166	11,311
SunCoke Energy, Inc.*	744	10,899
Kaiser Aluminum Corp.	204	10,575
Stillwater Mining Co.*	1,231	10,513
Balchem Corp.	308	10,044
Resolute Forest Products*	860	9,959
Graphic Packaging Holding Co.*	1,780	9,790
Georgia Gulf Corp.	365	9,370
Texas Industries, Inc.	239	9,323
Globe Specialty Metals, Inc.	655	8,796
Calgon Carbon Corp.*	606	8,617
Clearwater Paper Corp.*	251	8,564
Stepan Co.	89	8,382
Gold Resource Corp.	319	8,291
American Vanguard Corp.	299	7,950
AMCOL International Corp.	271	7,672
Schnitzer Steel Industries, Inc. — Class A	270	7,565
Koppers Holdings, Inc.	220	7,480

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

PH Glatfelter Co.	456	$7,465
Kraton Performance Polymers, Inc.*	340	7,449
RTI International Metals, Inc.*	324	7,332
Innospec, Inc.*	246	7,284
Boise, Inc.	1,071	7,047
Deltic Timber Corp.	114	6,952
AK Steel Holding Corp.	1,180	6,927
KapStone Paper and Packaging Corp.*	434	6,879
OM Group, Inc.*	350	6,650
Quaker Chemical Corp.	143	6,608
Haynes International, Inc.	129	6,571
McEwen Mining, Inc.*	2,102	6,327
LSB Industries, Inc.*	204	6,306
A. Schulman, Inc.	314	6,233
Myers Industries, Inc.	361	6,195
Materion Corp.	223	5,136
TPC Group, Inc.*	138	5,099
Flotek Industries, Inc.*	526	4,913
Horsehead Holding Corp.*	464	4,621
Wausau Paper Corp.	470	4,573
Ferro Corp.*	927	4,450
Neenah Paper, Inc.	166	4,431
Century Aluminum Co.*	548	4,017
Hawkins, Inc.	103	3,933
Omnova Solutions, Inc.*	497	3,747
Tredegar Corp.	256	3,727
Headwaters, Inc.*	654	3,368
Paramount Gold and Silver Corp.*	1,391	3,338
Zep, Inc.	234	3,213
Golden Star Resources Ltd.*	2,761	3,203
Universal Stainless & Alloy*	73	3,000
Noranda Aluminum Holding Corp.	358	2,850
Zoltek Companies, Inc.*	293	2,646
ADA-ES, Inc.*	100	2,537
Landec Corp.*	272	2,328
US Antimony Corp.*	570	2,303
General Moly, Inc.*	719	2,258
FutureFuel Corp.	202	2,123
Arabian American Development Co.*	210	2,035
Gold Reserve, Inc. — Class A*	560	1,954
Metals USA Holdings Corp.*	120	1,909
AM Castle & Co.*	176	1,869
AEP Industries, Inc.*	42	1,829
Vista Gold Corp.*	620	1,804
Spartech Corp.*	330	1,706
Midway Gold Corp.*	1,216	1,690
KMG Chemicals, Inc.	83	1,600
Olympic Steel, Inc.	97	1,593
US Silica Holdings, Inc.*	125	1,408
Golden Minerals Co.*	303	1,367
UFP Technologies, Inc.*	60	1,014
GSE Holding, Inc.*	86	909
Revett Minerals, Inc.*	275	905
Chase Corp.	68	898
United States Lime & Minerals, Inc.*	18	840
Handy & Harman Ltd.*	57	768
Total Materials		570,965
Consumer Staples - 1.5%
United Natural Foods, Inc.*	517	28,363
Casey’s General Stores, Inc.	411	24,244
TreeHouse Foods, Inc.*	380	23,670
Hain Celestial Group, Inc.*	395	21,741
Darling International, Inc.*	1,251	20,629
Harris Teeter Supermarkets, Inc.	467	19,142
Lancaster Colony Corp.	197	14,028
B&G Foods, Inc. — Class A	514	13,672
PriceSmart, Inc.	197	13,299
Snyders-Lance, Inc.	470	11,858
SUPERVALU, Inc.	2,260	11,707
Universal Corp.	247	11,444
Sanderson Farms, Inc.	249	11,409
Elizabeth Arden, Inc.*	265	10,285
Boston Beer Company, Inc. — Class A*	83	10,043
Rite Aid Corp.*	7,030	9,842
Vector Group Ltd.	568	9,667
Fresh Del Monte Produce, Inc.	410	9,623
J&J Snack Foods Corp.	159	9,397
Post Holdings, Inc.*	290	8,918
WD-40 Co.	170	8,467
Prestige Brands Holdings, Inc.*	534	8,443
Andersons, Inc.	195	8,319
Spectrum Brands Holdings, Inc.*	246	8,012
Star Scientific, Inc.*	1,557	7,100
Tootsie Roll Industries, Inc.	252	6,013
Cal-Maine Foods, Inc.	153	5,982
Smart Balance, Inc.*	632	5,934
Weis Markets, Inc.	121	5,387
Pilgrim’s Pride Corp.*	648	4,633
Central Garden and Pet Co. — Class A*	411	4,476
Susser Holdings Corp.*	118	4,386
Diamond Foods, Inc.	240	4,282
Spartan Stores, Inc.	231	4,188
Pantry, Inc.*	245	3,602
Harbinger Group, Inc.*	439	3,420
Dole Food Company, Inc.*	385	3,380
Calavo Growers, Inc.	132	3,377
Alliance One International, Inc.*	931	3,221
Coca-Cola Bottling Company Consolidated	48	3,085
Medifast, Inc.*	152	2,991
Inter Parfums, Inc.	172	2,970
Village Super Market, Inc. — Class A	91	2,965
Nash Finch Co.	130	2,792
Seneca Foods Corp. — Class A*	97	2,609
USANA Health Sciences, Inc.*	63	2,591
Schiff Nutrition International, Inc.*	143	2,567
Chiquita Brands International, Inc.*	485	2,425
Chefs’ Warehouse, Inc.*	120	2,166
Roundy’s, Inc.	211	2,154
Ingles Markets, Inc. — Class A	134	2,148
Annie’s, Inc.*	50	2,093
Central European Distribution Corp.*	702	2,008
National Beverage Corp.*	125	1,868
Nature’s Sunshine Products, Inc.	120	1,812
Revlon, Inc. — Class A*	119	1,693
John B Sanfilippo & Son, Inc.*	90	1,607

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Omega Protein Corp.*	209	$1,538
Limoneira Co.	92	1,492
Nutraceutical International Corp.*	93	1,418
Female Health Co.	204	1,197
Oil-Dri Corporation of America	54	1,183
Alico, Inc.	37	1,130
Orchids Paper Products Co.	60	1,061
Arden Group, Inc. — Class A	12	1,047
Synutra International, Inc.*	189	1,021
Griffin Land & Nurseries, Inc.	35	980
Craft Brew Alliance, Inc.*	111	908
Inventure Foods, Inc.*	140	882
Westway Group, Inc.*	130	779
Farmer Bros Co.*	72	573
Lifeway Foods, Inc.	49	508
Total Consumer Staples		453,864
Utilities - 1.4%
Cleco Corp.	646	27,021
Piedmont Natural Gas Company, Inc.	762	24,529
IDACORP, Inc.	532	22,387
WGL Holdings, Inc.	550	21,863
Southwest Gas Corp.	495	21,607
Portland General Electric Co.	803	21,408
UIL Holdings Corp.	544	19,508
New Jersey Resources Corp.	444	19,363
ALLETE, Inc.	403	16,845
PNM Resources, Inc.	851	16,629
Avista Corp.	621	16,580
South Jersey Industries, Inc.	325	16,565
UNS Energy Corp.	430	16,516
Atlantic Power Corp.	1,215	15,564
Black Hills Corp.	468	15,056
NorthWestern Corp.	387	14,203
El Paso Electric Co.	427	14,159
GenOn Energy, Inc.*	8,230	14,073
Northwest Natural Gas Co.	283	13,471
MGE Energy, Inc.	246	11,636
CH Energy Group, Inc.	158	10,379
Laclede Group, Inc.	245	9,753
Empire District Electric Co.	451	9,516
Otter Tail Corp.	386	8,828
California Water Service Group	451	8,331
American States Water Co.	202	7,996
Chesapeake Utilities Corp.	102	4,459
Ormat Technologies, Inc.	189	4,043
Unitil Corp.	151	4,002
SJW Corp.	149	3,577
Middlesex Water Co.	171	3,249
Connecticut Water Service, Inc.	92	2,666
York Water Co.	136	2,433
Artesian Resources Corp. — Class A	80	1,723
Delta Natural Gas Company, Inc.	70	1,521
Consolidated Water Company Ltd.	159	1,318
Genie Energy Ltd. — Class B	158	1,228
Cadiz, Inc.*	140	1,009
American DG Energy, Inc.*	260	590
Total Utilities		445,604
Telecommunication Services - 0.4%
AboveNet, Inc.*	254	21,335
Cogent Communications Group, Inc.*	495	9,529
Cincinnati Bell, Inc.*	2,104	7,827
Iridium Communications, Inc.*	530	4,749
Consolidated Communications Holdings, Inc.	317	4,692
Premiere Global Services, Inc.*	533	4,472
Neutral Tandem, Inc.*	299	3,941
Leap Wireless International, Inc.*	574	3,691
Shenandoah Telecommunications Co.	256	3,484
Vonage Holdings Corp.*	1,697	3,411
SureWest Communications	158	3,329
General Communication, Inc. — Class A*	394	3,274
Atlantic Tele-Network, Inc.	96	3,238
8x8, Inc.*	757	3,179
magicJack VocalTec Ltd.*	160	3,040
USA Mobility, Inc.	235	3,022
NTELOS Holdings Corp.	154	2,903
Hawaiian Telcom Holdco, Inc.*	110	2,146
Towerstream Corp.*	504	2,092
Primus Telecommunications Group, Inc.	130	2,024
Cbeyond, Inc.*	289	1,957
Boingo Wireless, Inc.*	167	1,941
inContact, Inc.*	329	1,648
HickoryTech Corp.	144	1,600
IDT Corp. — Class B	161	1,579
Lumos Networks Corp.	164	1,550
Fairpoint Communications, Inc.*	220	1,353
ORBCOMM, Inc.*	381	1,242
Total Telecommunication Services		108,248
Total Common Stocks
(Cost $10,508,566)		12,243,794

WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13*	47	–
Total Warrants
(Cost $–)		–

RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12††	158	62
Total Rights
(Cost $249)		62

CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	90	1,589
Total Closed-End Funds
(Cost $1,714)		1,589

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012

russell 2000® 2x strategy fund

	Face
	Amount	Value

CORPORATE BONDS†† - 0.0%

Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	$174
Total Corporate Bonds
(Cost $–)		174

REPURCHASE AGREEMENTS††,2 - 108.9%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	33,158,521	33,158,521
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[3]	630,731	630,731
Total Repurchase Agreements
(Cost $33,789,252)		33,789,252
Total Investments - 148.4%
(Cost $44,299,781)		$46,034,871
Other Assets & Liabilities, net - (48.4)%		(15,015,224)
Total Net Assets - 100.0%		$31,019,647

	Contracts	Unrealized Gain

FUTURES CONTRACTS PURCHASED†
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $12,516,040)	157	$239,649

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2012 Russell 2000 Index
Swap, Terminating 07/31/12[4]
(Notional Value $34,880,740)	43,683	$989,035
Goldman Sachs International
July 2012 Russell 2000 Index
Swap, Terminating 07/27/12[4]
(Notional Value $1,835,521)	2,299	79,421
Credit Suisse Capital, LLC
July 2012 Russell 2000 Index
Swap, Terminating 07/31/12[4]
(Notional Value $1,084,611)	1,358	8,079
(Total Notional Value
$37,800,872)		$1,076,535

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Security was acquired through a private placement.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

russell 2000® 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $10,510,529)	$12,245,619
Repurchase agreements, at value
(cost $33,789,252)	33,789,252
Total investments
(cost $44,299,781)	46,034,871
Foreign currency, at value
(cost $182)	182
Segregated cash with broker	6,588,000
Receivable for swap settlement	1,546,252
Unrealized appreciation on swap agreements	1,076,535
Receivables:
Fund shares sold	14,000,560
Variation margin	209,164
Dividends	14,596
Securities sold	3,465
Interest	223
Total assets	69,473,848
Liabilities:
Overdraft due to custodian bank	1,332
Payable for:
Fund shares redeemed	38,341,581
Management fees	26,390
Distribution and service fees	8,208
Transfer agent and administrative fees	7,330
Portfolio accounting fees	4,398
Miscellaneous	64,962
Total liabilities	38,454,201
Net assets	$31,019,647
Net assets consist of:
Paid in capital	$46,470,293
Accumulated net investment loss	(265,233)
Accumulated net realized loss on investments	(18,236,686)
Net unrealized appreciation on investments	3,051,273
Net assets	$31,019,647
A-Class:
Net assets	$3,063,930
Capital shares outstanding	19,808
Net asset value per share	$154.68
Maximum offering price per share
(Net asset value divided by 95.25%)	$162.39
C-Class:
Net assets	$1,790,698
Capital shares outstanding	12,125
Net asset value per share	$147.69
H-Class:
Net assets	$26,165,019
Capital shares outstanding	169,218
Net asset value per share	$154.62

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $169)	$129,367
Interest	10,361
Total investment income	139,728

Expenses:
Management fees	186,757
Transfer agent and administrative fees	51,877
Distribution and service fees:
A-Class	3,722
C-Class	8,426
H-Class	46,048
Portfolio accounting fees	31,126
Registration fees	25,292
Licensing fees	20,751
Custodian fees	5,160
Trustees’ fees*	1,816
Miscellaneous	20,858
Total expenses	401,833
Net investment loss	(262,105)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,423,483
Swap agreements	7,517,000
Futures contracts	(368,977)
Foreign currency	(9)
Net realized gain	9,571,497
Net change in unrealized appreciation (depreciation) on:
Investments	(932,586)
Swap agreements	1,192,242
Futures contracts	(142,125)
Foreign currency	(1)
Net change in unrealized appreciation (depreciation)	117,530
Net realized and unrealized gain	9,689,027
Net increase in net assets resulting from operations	$9,426,922

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

russell 2000® 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(262,105)	$(678,626)
Net realized gain (loss) on investments	9,571,497	(7,734,467)
Net change in unrealized appreciation (depreciation) on investments	117,530	(1,619,961)
Net increase (decrease) in net assets resulting from operations	9,426,922	(10,033,054)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,203,319	10,074,129
C-Class	28,494,913	156,272,513
H-Class	1,172,879,400	1,891,218,731
Cost of shares redeemed
A-Class	(5,101,710)	(8,604,460)
C-Class	(27,938,610)	(156,531,878)
H-Class	(1,185,908,104)	(1,892,269,714)
Net increase (decrease) from capital share transactions	(13,370,792)	159,321
Net decrease in net assets	(3,943,870)	(9,873,733)

Net assets:
Beginning of period	34,963,517	44,837,250
End of period	$31,019,647	$34,963,517
Accumulated net investment loss at end of period	$(265,233)	$(3,128)

Capital share activity:
Shares sold
A-Class	27,143	63,400
C-Class	191,700	1,054,439
H-Class	7,649,434	12,335,564
Shares redeemed
A-Class	(32,123)	(57,437)
C-Class	(189,608)	(1,056,059)
H-Class	(7,704,199)	(12,346,693)
Net decrease in shares	(57,653)	(6,786)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

russell 2000® 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$135.39	$169.09	$113.55	$80.46	$239.10	$279.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.92)	(2.46)	(1.49)	(.83)	(.10)	3.90
Net gain (loss) on investments (realized and unrealized)	20.21	(31.24)	57.03	33.92	(158.44)	(43.00)
Total from investment operations	19.29	(33.70)	55.54	33.09	(158.54)	(39.10)
Less distributions from:
Net investment income	—	—	—	—	—	(.30)
Net realized gains	—	—	—	—	—	(1.40)
Return of capital	—	—	—	—	(.10)	—
Total distributions	—	—	—	—	(.10)	(1.70)
Net asset value, end of period	$154.68	$135.39	$169.09	$113.55	$80.46	$239.10

Total Return[c]	14.26%	(19.93%)	48.89%	41.13%	(66.27%)	(14.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,064	$3,356	$3,183	$1,890	$893	$588
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.52%)	(1.16%)	(1.00%)	(0.05%)	1.41%
Total expenses	1.91%	1.94%	1.80%	1.87%	1.75%	1.71%
Portfolio turnover rate	455%	150%	148%	335%	631%	833%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$129.68	$163.02	$110.27	$78.83	$236.20	$278.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.45)	(3.51)	(2.28)	(1.32)	(1.20)	1.70
Net gain (loss) on investments (realized and unrealized)	19.46	(29.83)	55.03	32.76	(156.07)	(42.30)
Total from investment operations	18.01	(33.34)	52.75	31.44	(157.27)	(40.60)
Less distributions from:
Net investment income	—	—	—	—	—	(.30)
Net realized gains	—	—	—	—	—	(1.40)
Return of capital	—	—	—	—	(.10)	—
Total distributions	—	—	—	—	(.10)	(1.70)
Net asset value, end of period	$147.69	$129.68	$163.02	$110.27	$78.83	$236.20

Total Return[c]	13.89%	(20.45%)	47.82%	39.88%	(66.58%)	(14.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,791	$1,301	$1,900	$3,116	$1,446	$1,938
Ratios to average net assets:
Net investment income (loss)	(1.96%)	(2.28%)	(1.91%)	(1.77%)	(0.78%)	0.62%
Total expenses	2.66%	2.69%	2.56%	2.63%	2.50%	2.45%
Portfolio turnover rate	455%	150%	148%	335%	631%	833%

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

russell 2000® 2x strategy fund

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$135.31	$169.09	$113.58	$80.37	$239.40	$280.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.95)	(2.48)	(1.57)	(.81)	.04	3.60
Net gain (loss) on investments (realized and unrealized)	20.26	(31.30)	57.08	34.02	(158.97)	(42.50)
Total from investment operations	19.31	(33.78)	55.51	33.21	(158.93)	(38.90)
Less distributions from:
Net investment income	—	—	—	—	—	(.30)
Net realized gains	—	—	—	—	—	(1.40)
Return of capital	—	—	—	—	(.10)	—
Total distributions	—	—	—	—	(.10)	(1.70)
Net asset value, end of period	$154.62	$135.31	$169.09	$113.58	$80.37	$239.40

Total Return[c]	14.27%	(19.98%)	48.86%	41.32%	(66.35%)	(13.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,165	$30,306	$39,755	$21,811	$26,162	$58,141
Ratios to average net assets:
Net investment income (loss)	(1.24%)	(1.56%)	(1.20%)	(1.00%)	0.03%	1.28%
Total expenses	1.91%	1.94%	1.81%	1.84%	1.75%	1.70%
Portfolio turnover rate	455%	150%	148%	335%	631%	833%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
d	Per share amounts for the years ended December 31, 2007 – December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

inverse russell 2000® 2x strategy fund

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 71.1%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$26,493,716	$26,493,716
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	8,492,390	8,492,390
Total Repurchase Agreements
(Cost $34,986,106)		34,986,106
Total Investments - 71.1%
(Cost $34,986,106)		$34,986,106
Other Assets & Liabilities, net - 28.9%		14,248,053
Total Net Assets - 100.0%		$49,234,159

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $24,234,880)	304	$(733,706)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[3]
(Notional Value $954,643)	1,196	$(12,912)
Goldman Sachs International
July 2012 Russell 2000 Index Swap,
Terminating 07/27/12[3]
(Notional Value $539,082)	675	(23,499)
Credit Suisse Capital, LLC
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[3]
(Notional Value $72,890,720)	91,286	(1,684,300)
(Total Notional Value
$74,384,445)		$(1,720,711)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

Inverse russell 2000® 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Repurchase agreements, at value
(cost $34,986,106)	$34,986,106
Segregated cash with broker	1,254,000
Receivables:
Fund shares sold	33,945,079
Variation margin	215
Total assets	70,185,400
Liabilities:
Unrealized depreciation on swap agreements	1,720,711
Payable for:
Fund shares redeemed	18,522,508
Variation margin	599,730
Management fees	26,050
Swap settlement	21,681
Distribution and service fees	8,193
Transfer agent and administrative fees	7,236
Portfolio accounting fees	4,342
Miscellaneous	40,790
Total liabilities	20,951,241
NET ASSETS	$49,234,159
Net Assets Consist of:
Paid in capital	$151,268,751
Accumulated net investment loss	(296,428)
Accumulated net realized loss on investments	(99,283,747)
Net unrealized depreciation on investments	(2,454,417)
Net assets	$49,234,159
A-Class:
Net assets	$1,062,568
Capital shares outstanding	60,362
Net asset value per share	$17.60
Maximum offering price per share
(Net asset value divided by 95.25%)	$18.48
C-Class:
Net assets	$2,611,828
Capital shares outstanding	156,027
Net asset value per share	$16.74
H-Class:
Net assets	$45,559,763
Capital shares outstanding	2,612,020
Net asset value per share	$17.44

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$14,522
Total investment income	14,522

Expenses:
Management fees	141,263
Transfer agent and administrative fees	39,240
Distribution and service fees:
A-Class	959
C-Class	7,491
H-Class	36,408
Portfolio accounting fees	23,544
Licensing fees	22,975
Registration fees	19,434
Custodian fees	3,667
Trustees’ fees*	1,475
Miscellaneous	14,494
Total expenses	310,950
Net investment loss	(296,428)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	1,940,024
Futures contracts	(1,371,663)
Net realized gain	568,361
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(2,044,567)
Futures contracts	(768,893)
Net change in unrealized appreciation (depreciation)	(2,813,460)
Net realized and unrealized loss	(2,245,099)
Net decrease in net assets resulting from operations	$(2,541,527)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Inverse russell 2000® 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(296,428)	$(652,149)
Net realized gain (loss) on investments	568,361	(9,058,226)
Net change in unrealized appreciation (depreciation) on investments	(2,813,460)	(39,587)
Net decrease in net assets resulting from operations	(2,541,527)	(9,749,962)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,609,380	9,866,313
C-Class	57,170,846	203,560,060
H-Class	1,026,173,051	1,799,938,174
Cost of shares redeemed
A-Class	(2,131,831)	(9,442,327)
C-Class	(56,905,462)	(203,307,012)
H-Class	(1,002,380,749)	(1,792,376,733)
Net increase from capital share transactions	24,535,235	8,238,475
Net increase (decrease) in net assets	21,993,708	(1,511,487)

Net assets:
Beginning of year	27,240,451	28,751,938
End of year	$49,234,159	$27,240,451
Accumulated net investments loss at end of period	$(296,428)	$—

Capital Share Activity:
Shares sold
A-Class	135,464	347,749 [1]
C-Class	3,215,944	8,025,398 [1]
H-Class	55,286,776	67,615,839 [1]
Shares redeemed
A-Class	(112,476)	(339,425)[1]
C-Class	(3,195,651)	(7,989,606)[1]
H-Class	(53,731,140)	(67,421,219)[1]
Net increase in shares	1,598,917	238,736

[1]	The share activity for the period January 1, 2011 through December 2, 2011 has been restated to reflect a 1:4 reverse share split effective December 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

Inverse russell 2000® 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012[a]	2011[e]	2010[e]	2009[e]	2008[e]	2007[e]
Per Share Data
Net asset value, beginning of period	$22.38	$29.28	$58.36	$142.48	$161.36	$162.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.53)	(.72)	(1.64)	2.80	5.92
Net gain (loss) on investments (realized and unrealized)	(4.61)	(6.37)	(28.36)	(82.44)	45.64	(2.76)
Total from investment operations	(4.78)	(6.90)	(29.08)	(84.08)	48.44	3.16
Less distributions from:
Net investment income	—	—	—	—	(8.44)	(4.72)
Net realized gains	—	—	—	(.04)	(58.88)	—
Total distributions	—	—	—	(.04)	(67.32)	(4.72)
Net asset value, end of period	$17.60	$22.38	$29.28	$58.36	$142.48	$161.36

Total Return[c]	(21.36%)	(23.57%)	(49.83%)	(59.01%)	25.10%	2.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,063	$837	$851	$1,385	$1,941	$40,656
Ratios to average net assets:
Net investment income (loss)	(1.86%)	(1.95%)	(1.66%)	(1.70%)	1.50%	3.74%
Total expenses	1.95%	1.99%	1.81%	1.83%	2.39%	2.06%
Operating expenses[d]	1.95%	1.99%	1.81%	1.83%	1.78%	1.70%
Portfolio turnover rate	—	—	—	—	174%	109%

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012[a]	2011[e]	2010[e]	2009[e]	2008[e]	2007[e]
Per Share Data
Net asset value, beginning of period	$21.26	$28.00	$56.12	$137.96	$159.48	$162.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.68)	(.96)	(2.16)	(.64)	4.32
Net gain (loss) on investments (realized and unrealized)	(4.29)	(6.06)	(27.16)	(79.64)	46.44	(2.28)
Total from investment operations	(4.52)	(6.74)	(28.12)	(81.80)	45.80	2.04
Less distributions from:
Net investment income	—	—	—	—	(8.44)	(4.72)
Net realized gains	—	—	—	(.04)	(58.88)	—
Total distributions	—	—	—	(.04)	(67.32)	(4.72)
Net asset value, end of period	$16.74	$21.26	$28.00	$56.12	$137.96	$159.48

Total Return[c]	(21.26%)	(24.07%)	(50.11%)	(59.29%)	23.72%	1.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,612	$2,886	$2,798	$2,107	$1,509	$3,852
Ratios to average net assets:
Net investment income (loss)	(2.59%)	(2.65%)	(2.39%)	(2.44%)	(0.35%)	2.81%
Total expenses	2.68%	2.73%	2.56%	2.59%	3.08%	2.66%
Operating expenses[d]	2.68%	2.73%	2.56%	2.59%	2.51%	2.44%
Portfolio turnover rate	—	—	—	—	174%	109%

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Inverse russell 2000® 2x strategy fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012[a]	2011[e]	2010[e]	2009[e]	2008[e]	2007[e]
Per Share Data
Net asset value, beginning of period	$22.26	$29.12	$58.08	$142.00	$161.48	$162.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.51)	(.72)	(1.52)	.76	5.60
Net gain (loss) on investments (realized and unrealized)	(4.65)	(6.35)	(28.24)	(82.36)	47.08	(2.32)
Total from investment operations	(4.82)	(6.86)	(28.96)	(83.88)	47.84	3.28
Less distributions from:
Net investment income	—	—	—	—	(8.44)	(4.72)
Net realized gains	—	—	—	(.04)	(58.88)	—
Total distributions	—	—	—	(.04)	(67.32)	(4.72)
Net asset value, end of period	$17.44	$22.26	$29.12	$58.08	$142.00	$161.48

Total Return[c]	(21.65%)	(23.56%)	(49.86%)	(59.07%)	24.71%	2.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,560	$23,518	$25,103	$41,895	$38,460	$77,331
Ratios to average net assets:
Net investment income (loss)	(1.85%)	(1.94%)	(1.66%)	(1.70%)	0.42%	3.60%
Total expenses	1.95%	1.97%	1.81%	1.83%	2.32%	1.91%
Operating expenses[d]	1.95%	1.97%	1.81%	1.83%	1.77%	1.71%
Portfolio turnover rate	—	—	—	—	174%	109%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Operating expenses exclude interest and dividend expense from securities sold short.
[e]	Per share amounts for years ended December 31, 2007 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (“Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three separate classes of shares, A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a sales charge at the net asset value per share (“NAV”), with the exception of A-Class Shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At June 30, 2012, the Trust consisted of eight separate Funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the June 30, 2012, afternoon NAV.

B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which RDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses RDL for paying the shareholder’s financial advisor an ongoing sales commission. RDL advances the first year’s service and distribution fees to the financial advisor. RDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended June 30, 2012, RDL retained sales charges of $24,910 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1— quoted prices in active markets for identical securities.

Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
S&P 500 2x Strategy Fund	$43,333,032	$1,176,919	$86,891,532	$1,818,814	$—	$133,220,297
Inverse S&P 500 2x Strategy Fund	—	—	94,688,414	—	—	94,688,414
NASDAQ-100® 2x Strategy Fund	131,467,392	153,147	10,672,749	4,735,105	—	147,028,393
Inverse NASDAQ-100® 2x Strategy Fund	—	1,866	62,377,457	—	—	62,379,323
Dow 2x Strategy Fund	46,989,624	706,200	28,663,907	766,457	—	77,126,188
Inverse Dow 2x Strategy Fund	—	—	13,485,663	—	—	13,485,663
Russell 2000® 2x Strategy Fund	12,245,383	239,649	33,789,488	1,076,535	—	47,351,055
Inverse Russell 2000® 2x Strategy Fund	—	—	34,986,106	—	—	34,986,106

Liabilities
Inverse S&P 500 2x Strategy Fund	$—	$847,544	$—	$3,643,150	$—	$4,490,694
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	2,395,218	—	2,395,218
Inverse Dow 2x Strategy Fund	—	22,219	—	629,396	—	651,615
Inverse Russell 2000® 2x Strategy Fund	—	733,706	—	1,720,711	—	2,454,417

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2012, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair for the period ended June 30, 2012:

Total
S&P 500® 2x Strategy Fund
Assets:
Beginning Balance	$67
Total realized gains or losses included in earnings	(181)
Total change in unrealized gains or losses included in earnings	714
Sales	(600)
Transfers in and/or out of Level 3	—
Ending Balance	$—

NASDAQ-100® 2x Strategy Fund
Assets:
Beginning Balance	$1,664
Total realized gains or losses included in earnings	(4,927)
Total change in unrealized gains or losses included in earnings	18,983
Sales	(15,720)
Transfers in and/or out of Level 3	—
Ending Balance	$—

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.12%			0.00%
Due 07/02/12	$233,496,325	$233,498,660	05/30/13 - 08/15/21	$238,643,600	$238,166,313
Credit Suisse Group			U.S. Treasury Note
0.08%			2.13%
Due 07/02/12	72,085,560	72,086,041	08/15/21	68,928,800	73,527,277

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

During the period ended June 30, 2012, the Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
S&P 500 2x Strategy Fund	145%	—
Inverse S&P 500 2x Strategy Fund	—	200%
NASDAQ-100® 2x Strategy Fund	125%	—
Inverse NASDAQ-100® 2x Strategy Fund	—	200%
Dow 2x Strategy Fund	125%	—
Inverse Dow 2x Strategy Fund	—	200%
Russell 2000® 2x Strategy Fund	160%	—
Inverse Russell 2000® 2x Strategy Fund	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2012:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2012:

Asset Derivative Investments Value

	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2012
S&P 500 2x Strategy Fund	$1,176,919	$1,818,814	$2,995,733
NASDAQ-100® 2x Strategy Fund	153,147	4,735,105	4,888,252
Inverse NASDAQ-100® 2x Strategy Fund	1,866	—	1,866
Dow 2x Strategy Fund	706,200	766,457	1,472,657
Russell 2000® 2x Strategy Fund	239,649	1,076,535	1,316,184

Liability Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2012
Inverse S&P 500 2x Strategy Fund	$847,544	$3,643,150	$4,490,694
Inverse NASDAQ-100® 2x Strategy Fund	—	2,395,218	2,395,218
Inverse Dow 2x Strategy Fund	22,219	629,396	651,615
Inverse Russell 2000® 2x Strategy Fund	733,706	1,720,711	2,454,417

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2012:

Realized Gain(Loss) on Derivative Investments Recognized in the Statements of Operations

	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500 2x Strategy Fund	$1,830,235	$5,000,129	$6,830,364
Inverse S&P 500 2x Strategy Fund	(7,067,066)	(9,067,110)	(16,134,176)
NASDAQ-100® 2x Strategy Fund	5,009,007	17,378,715	22,387,722
Inverse NASDAQ-100® 2x Strategy Fund	(873,169)	(12,265,382)	(13,138,551)
Dow 2x Strategy Fund	838,599	1,036,328	1,874,927
Inverse Dow 2x Strategy Fund	(1,293,605)	(1,748,846)	(3,042,451)
Russell 2000® 2x Strategy Fund	(368,977)	7,517,000	7,148,023
Inverse Russell 2000® 2x Strategy Fund	(1,371,663)	1,940,024	568,361

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500 2x Strategy Fund	$1,087,040	$2,455,889	$3,542,929
Inverse S&P 500 2x Strategy Fund	(932,441)	(4,261,556)	(5,193,997)
NASDAQ-100® 2x Strategy Fund	(487,259)	5,223,205	4,735,946
Inverse NASDAQ-100® 2x Strategy Fund	(22,059)	(2,753,123)	(2,775,182)
Dow 2x Strategy Fund	373,778	927,976	1,301,754
Inverse Dow 2x Strategy Fund	(26,674)	(770,607)	(797,281)
Russell 2000® 2x Strategy Fund	(142,125)	1,192,242	1,050,117
Inverse Russell 2000® 2x Strategy Fund	(768,893)	(2,044,567)	(2,813,460)

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain (Loss)
S&P 500 2x Strategy Fund	$134,141,867	$—	$(3,917,303)	$(3,917,303)
Inverse S&P 500 2x Strategy Fund	94,690,012	3,933	(5,531)	(1,598)
NASDAQ-100® 2x Strategy Fund	91,494,212	51,298,108	(652,179)	50,645,929
Inverse NASDAQ-100® 2x Strategy Fund	62,374,332	3,125	—	3,125
Dow 2x Strategy Fund	33,000,460	—	(2,501,323)	(2,501,323)
Inverse Dow 2x Strategy Fund	13,485,663	—	—	—
Russell 2000® 2x Strategy Fund	45,979,249	255,492	(199,870)	55,622
Inverse Russell 2000® 2x Strategy Fund	34,986,106	—	—	—

8. Securities Transactions

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
S&P 500 2x Strategy Fund	$241,903,717	$263,059,881
Inverse S&P 500 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	245,527,527	240,060,268
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	828,551,702	798,643,770
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	85,729,024	87,590,763
Inverse Russell 2000® 2x Strategy Fund	—	—

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2012. The Funds did not have any borrowings under this agreement at June 30, 2012.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

The following table illustrates the average daily balance borrowed for the period ended June 30, 2012:

Fund	Average Daily Balance
S&P 500 2x Strategy Fund	$114,114
NASDAQ 100® 2x Strategy Fund	114,318
Dow 2x Strategy Fund	14,088
Russell 2000® 2x Strategy Fund	32,253

10. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Dynamic Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from shareholders, including Rydex Dynamic Funds, the proceeds paid out in connection with the LBO. This adversary proceeding has been consolidated in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.), and has been stayed pending further order of that court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex Dynamic Funds has been named as a defendant in one or more of these suits. Like the adversary proceeding described above, these cases have been consolidated in the multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court.

None of these lawsuits allege any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

Other Information (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	149
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	149
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	149
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	149
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

INFORMATION ON BOARD OF trustees AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	149
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	149
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present

Roger Somers	Rydex Series Funds – 1993	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum*	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President,
Vice President (1970)	Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

GUGGENHEIM investments PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM investments PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

805 King Farm Boulevard, Suite 600
Rockville, MD 20850

www.rydex-sgi.com

800 820 0888
DYN-SEMI -0612x1212

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date August 28, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date August 28, 2012*

Print the name and title of each signing officer under his or her signature.